Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 94.2%
Money Market Funds - 94.2%
269,688,121	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$269,688,121

	TOTAL SHORT TERM INVESTMENTS (Cost $269,688,121)	$269,688,121

	TOTAL INVESTMENTS (Cost $269,688,121) - 94.2%	$269,688,121
	Other Assets in Excess of Liabilities - 5.8% (b)	16,747,167

	TOTAL NET ASSETS - 100.0%	$286,435,288

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	$12,615,680 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

January 31, 2022

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Copper	3/29/2022	185	$20,000,813	$67,063	$23,260
Corn	12/14/2022	1,239	35,528,325	247,800	1,184,742
Cotton No. 2	3/9/2022	362	23,090,170	689,610	2,176,073
Gasoline RBOB	8/31/2022	176	18,308,506	80,573	532,207
Gold	4/27/2022	302	54,251,280	295,960	(1,092,533)
NY Harbor ULSD	5/31/2022	186	19,969,034	71,089	1,138,311
Soybean	11/14/2022	576	39,369,600	446,400	1,768,153
Wheat	7/14/2022	541	20,571,525	(581,575)	87,493
WTI Crude Oil	11/21/2022	198	15,503,400	110,880	1,928,120

			$246,592,653	$1,427,800	$7,745,826

Direxion Fallen Knives ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 6.5%
5,904	Las Vegas Sands Corp. (a)	$258,595

Administrative and Support Services - 1.6%
10,832	MultiPlan Corporation (a)(b)	43,653
5,683	Workhorse Group, Inc. (a)	19,209

		62,862

Ambulatory Health Care Services - 3.1%
9,761	Invitae Corp. (a)	109,713
1,058	Tabula Rasa HealthCare, Inc. (a)	11,416

		121,129

Chemical Manufacturing - 26.9%
1,656	ADC Thereapeutics SA (a)	26,314
11,884	Amicus Therapeutics, Inc. (a)	111,828
3,142	Coherus BioSciences, Inc. (a)	38,835
1,661	Forma Therapeutics Holdings, Inc. (a)	19,666
1,985	Generation Bio Co. (a)	12,903
2,411	Gossamer Bio, Inc. (a)	23,122
6,100	Ionis Pharmaceuticals, Inc. (a)	193,980
1,154	iTeos Therapeutics, Inc. (a)	42,260
1,307	ORIC Pharmaceuticals Inc. (a)	12,926
3,004	PTC Therapeutics, Inc. (a)	120,821
2,256	Sage Therapeutics, Inc. (a)	88,932
2,823	Sarepta Therapeutics, Inc. (a)	202,042
2,532	Travere Therapeutics, Inc. (a)	69,630
1,875	Turning Point Therapeutics, Inc. (a)	69,806
1,668	uniQure N.V. ADR (Netherlands) (a)	30,107

		1,063,172

Credit Intermediation and Related Activities - 1.6%
503	LendingTree, Inc. (a)	61,286

Food and Beverage Stores - 2.5%
3,824	Grocery Outlet Holding Corp. (a)(b)	97,053

Food Manufacturing - 6.8%
2,691	McCormick & Co, Inc.	269,934

Hospitals - 0.1%
438	Ontrak, Inc. (a)(b)	1,516

Merchant Wholesalers, Durable Goods - 1.2%
1,478	Silk Road Medical, Inc. (a)	48,493

Merchant Wholesalers, Nondurable Goods - 3.8%
2,742	Global Blood Therapeutics, Inc. (a)	79,107
3,147	Relay Therapeutics, Inc. (a)	69,643

		148,750

Mining (except Oil and Gas) - 1.6%
9,897	NovaGold Resources Inc. ADR (Canada) (a)	65,320

Miscellaneous Manufacturing - 4.6%
7,316	Cerus Corp. (a)	39,214
2,213	Haemonetics Corp. (a)	106,999
9,046	Inovio Pharmaceuticals, Inc. (a)(b)	37,450

		183,663

Performing Arts, Spectator Sports, and Related Industries - 1.7%
16,523	iQIYI, Inc. ADR (China) (a)	67,414

Petroleum and Coal Products Manufacturing - 1.9%
17,192	YPF Sociedad Anónima ADR (Argentina) (a)	74,269

Printing and Related Support Activities - 0.6%
3,069	Arko Corp. (a)	25,227

Professional, Scientific, and Technical Services - 7.2%
2,909	Allogene Therapeutics, Inc. (a)	33,308
2,554	Alteryx, Inc. (a)	145,757
2,694	Kura Oncology, Inc. (a)	37,958
1,412	Model N, Inc. (a)	39,056
687	Simulations Plus, Inc. (b)	29,211

		285,290

Publishing Industries (except Internet) - 20.6%
5,556	21Vianet Group, Inc. ADR (China) (a)	55,115
2,655	Citrix Systems, Inc.	270,651
1,062	Coupa Software, Inc. (a)	142,595
4,634	Fastly, Inc. (a)	132,810
1,705	Splunk, Inc. (a)	211,284

		812,455

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.8%
4,286	Canoo Inc. (a)(b)	26,231
4,106	GDS Holdings Ltd. ADR (China) (a)(b)	180,171
4,876	Hyliion Holdings Corp. (a)(b)	21,698

		228,100

Telecommunications - 1.6%
992	Bandwidth Inc. (a)	62,109

Transportation Equipment Manufacturing - 0.2%
4,157	XL Fleet Corp. (a)	8,896

	TOTAL COMMON STOCKS (Cost $5,255,843)	$3,945,533

SHORT TERM INVESTMENTS - 8.5%
Money Market Funds - 8.5%
335,470	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$335,470

	TOTAL SHORT TERM INVESTMENTS (Cost $335,470)	$335,470

	TOTAL INVESTMENTS (Cost $5,591,313) - 108.4%	$4,281,003
	Liabilities in Excess of Other Assets - (8.4)%	(331,178)

	TOTAL NET ASSETS - 100.0%	$3,949,825

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Hydrogen ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 101.4%
Chemical Manufacturing - 44.8%
13,915	Air Liquide S.A. (France) (a)	$2,361,335
4,880	Air Products & Chemicals, Inc.	1,376,746
48,812	Air Water, Inc. (Japan) (a)	737,105
135,805	Cell Impact AB (Sweden) (a)	313,684
41,036	Doosan Fuel Cell Co., Ltd (South Korea) (a)	1,170,998
330,164	ITM Power (United Kingdom) (a)(b)	1,197,778
6,783	Linde PLC (Ireland) ADR	2,161,606
50,255	McPhy Energy SAS (France) (a)(b)	929,542
44,598	Nippon Sanso Holdings Corp. (Japan) (a)	875,510
650,967	PTT Global Chemical PCL (Thailand) (a)	1,104,660
48,488	Showa Denko K.K. (Japan) (a)	996,902

		13,225,866

Computer and Electronic Product Manufacturing - 8.0%
157,280	Bloom Energy Corp.	2,371,782

Electrical Equipment, Appliance, and Component Manufacturing - 16.6%
130,821	Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan) (a)	197,544
3,254	Hyosung Heavy Industries Corp. (South Korea)	141,713
116,354	Plug Power, Inc.	2,544,662
83,555	PowerCell Sweden AB (Sweden) (a)	1,309,617
5,946	SFC Energy AG (Germany) (a)(b)	152,639
5,191	VARTA AG (Germany) (a)(b)	554,096

		4,900,271

Heavy and Civil Engineering Construction - 0.5%
6,952	SK D&D Co., Ltd. (South Korea) (a)	151,670

Merchant Wholesalers, Durable Goods - 0.6%
3,745	Hyster-Yale Materials Handling, Inc.	168,113

Miscellaneous Manufacturing - 0.5%
80,875	Hexagon Purus Holding AS (Norway) (a)	155,109

Oil and Gas Extraction - 9.4%
118,346	CIMC Enric Holdings Limited (Hong Kong) (a)	144,185
348,281	ENEOS Holdings, Inc. (Japan) (a)	1,376,197
49,924	Idemitsu Kosan Co., Ltd (Japan) (a)	1,269,493

		2,789,875

Primary Metal Manufacturing - 0.8%
121,825	Kaori Heat Treatment Co., Ltd. (Taiwan) (a)	227,321

Transportation Equipment Manufacturing - 8.8%
248,774	Ballard Power Systems, Inc. (Canada) ADR (b)	2,587,250

Utilities - 11.4%
155,253	Ceres Power Holdings PLC (United Kingdom) (a)	1,267,478
353,427	FuelCell Energy, Inc.	1,498,530
12,462	Korea Gas Corp. (South Korea) (a)	362,334
14,027	S-Fuelcell Co., Ltd (South Korea) (a)	246,680

		3,375,022

	TOTAL COMMON STOCKS (Cost $40,386,946)	$29,952,279

Shares		Fair Value
SHORT TERM INVESTMENTS - 12.7%
Money Market Funds - 12.7%
3,746,552	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$3,746,552

	TOTAL SHORT TERM INVESTMENTS (Cost $3,746,552)	$3,746,552

	TOTAL INVESTMENTS (Cost $44,133,498) - 114.1%	$33,698,831
	Liabilities in Excess of Other Assets - (14.1)%	(4,160,747)

	TOTAL NET ASSETS - 100.0%	$29,538,084

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Low Priced Stock ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.8%
Administrative and Support Services - 7.9%
34,454	CarLotz, Inc. (a)	$69,942
52,402	Citius Pharmaceuticals, Inc. (a)	79,127
63,414	Ideanomics, Inc. (a)(b)	67,853
19,490	MultiPlan Corporation (a)	78,545

		295,467

Chemical Manufacturing - 14.3%
44,878	Adverum Biotechnologies, Inc. (a)	74,049
24,513	Antares Pharma, Inc. (a)	82,609
24,042	CymaBay Therapeutics, Inc. (a)	71,645
63,877	Kala Pharmaceuticals, Inc. (a)	56,512
19,666	MannKind Corp. (a)(b)	73,354
17,751	OPKO Health, Inc. (a)	55,560
51,177	Seelos Therapeutics, Inc. (a)	58,342
31,143	Xeris Biopharma Holdings, Inc. (a)(b)	65,712

		537,783

Computer and Electronic Product Manufacturing - 5.6%
65,307	Bitnile Holdings, Inc. (a)	61,388
37,081	Orbital Energy Group, Inc. (a)	62,667
31,823	Senseonics Holdings, Inc. (a)(b)	85,286

		209,341

Health Care Equipment & Services - 1.7%
18,501	Sharecare, Inc. (a)	63,088

Insurance Carriers and Related Activities - 4.0%
21,292	Genworth Financial, Inc. Class A (a)	83,039
31,479	Hippo Holdings, Inc. (a)	66,106

		149,145

Merchant Wholesalers, Durable Goods - 2.7%
17,502	RPC, Inc. (a)	103,437

Merchant Wholesalers, Nondurable Goods - 4.1%
18,044	Amneal Pharmaceuticals, Inc. (a)	79,935
22,730	Endo International PLC ADR (Ireland) (a)	72,509

		152,444

Mining (except Oil and Gas) - 1.6%
23,652	Uranium Energy Corp. (a)	61,732

Miscellaneous Manufacturing - 1.8%
18,308	Accuray, Inc. (a)	66,824

Oil and Gas Extraction - 9.4%
22,909	Kosmos Energy Ltd. (a)	99,196
18,659	Southwestern Energy Co. (a)	82,100
25,968	Tellurian, Inc. (a)	65,179
24,932	W&T Offshore, Inc. (a)	106,709

		353,184

Performing Arts, Spectator Sports, and Related Industries - 1.5%
49,164	Hall of Fame Resort & Entertainment Co. (a)(b)	57,030

Professional, Scientific, and Technical Services - 15.6%
29,171	22nd Century Group, Inc. (a)	63,301
55,039	Athenex, Inc. (a)	56,140
25,815	Clear Channel Outdoor Holdings, Inc. (a)	78,994
27,178	ContextLogic, Inc. (a)	72,022
29,171	NextDecade Corp. (a)	64,468
22,382	Pieris Pharmaceuticals, Inc. (a)	81,470
17,860	Sorrento Therapeutics Inc. (a)	61,617
33,658	Vinco Ventures, Inc. (a)(b)	110,735

		588,747

Real Estate - 10.5%
26,844	Diversified Healthcare Trust	81,874
29,970	Invesco Mortgage Capital	80,320
19,066	MFA Financial, Inc.	88,275
22,909	New York Mortgage Trust, Inc.	85,909
35,430	VBI Vaccines Inc. ADR (Canada) (a)	60,231

		396,609

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.2%
19,233	BGC Partners, Inc. (a)	81,163
21,608	Paysafe Ltd. (a)	78,437

		159,600

Support Activities for Mining - 6.0%
22,613	NexTier Oilfield Solutions, Inc. (a)	136,130
28,049	Transocean Ltd. ADR (Switzerland) (a)	88,355

		224,485

Telecommunications - 1.9%
50,879	VEON Ltd. (a)	72,757

Transportation Equipment Manufacturing - 5.1%
49,723	AgEagle Aerial Systems, Inc. (a)	59,668
15,683	REE Automotive Ltd. ADR (Israel) (a)(b)	65,084
29,868	XOS, Inc. (a)(b)	68,696

		193,448

Water Transportation - 1.9%
45,109	Nordic American Tankers Ltd.	69,919

	TOTAL COMMON STOCKS (Cost $4,780,043)	$3,755,040

SHORT TERM INVESTMENTS - 7.9%
Money Market Funds - 7.9%
298,811	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$298,811

	TOTAL SHORT TERM INVESTMENTS (Cost $298,811)	$298,811

	TOTAL INVESTMENTS (Cost $5,078,854) - 107.7%	$4,053,851
	Liabilities in Excess of Other Assets - (7.7)%	(290,378)

	TOTAL NET ASSETS - 100.0%	$3,763,473

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Moonshot Innovators ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 1.7%
391,756	Workhorse Group, Inc. (a)(b)	$1,324,135

Chemical Manufacturing - 4.5%
54,887	Arcturus Therapeutics Holdings Inc. (a)(b)	1,434,198
342,082	ImmunityBio, Inc. (a)(b)	1,990,917

		3,425,115

Computer and Electronic Product Manufacturing - 14.4%
80,121	908 Devices, Inc. (a)	1,267,514
253,865	Accelerate Diagnostics, Inc. (a)(b)	845,370
9,958	Ambarella Inc. ADR ADR (a)	1,395,614
341,003	Canaan, Inc. ADR (a)(b)	1,466,313
301,470	MicroVision, Inc. (a)(b)	1,028,013
465,203	Nano Dimension Ltd. ADR (Israel) (a)(b)	1,707,295
207,757	Vuzix Corp. (a)(b)	1,356,653
107,928	Xperi Holdings Corp.	1,820,745

		10,887,517

Credit Intermediation and Related Activities - 1.7%
68,046	LendingClub Corp. (a)	1,276,543

Food Services and Drinking Places - 2.6%
57,919	Yelp, Inc. (a)	2,000,522

Management of Companies and Enterprises - 1.8%
1,509,484	Ebang International Holdings, Inc. ADR (a)(b)	1,374,234

Merchant Wholesalers, Durable Goods - 4.5%
45,168	Agilysys, Inc. (a)	1,719,094
856,571	OneConnect Financial Technology Co. Ltd. ADR (a)	1,713,142

		3,432,236

Miscellaneous Manufacturing - 3.6%
1,530,892	Asensus Surgical, Inc. (a)(b)	1,357,595
325,079	Inovio Pharmaceuticals, Inc. (a)(b)	1,345,827

		2,703,422

Nonmetallic Mineral Product Manufacturing - 1.6%
456,357	View, Inc. (a)(b)	1,200,219

Primary Metal Manufacturing - 2.3%
10,545	Silicon Laboratories, Inc. (a)	1,741,929

Professional, Scientific, and Technical Services - 21.5%
142,854	A10 Networks, Inc.	2,114,239
563,592	Adaptimmune Therapeutics PLC ADR (United Kingdom) (a)(b)	1,645,689
26,980	Asana, Inc. (a)	1,415,910
27,185	Crispr Therapeutics AG ADR (Switzerland) (a)(b)	1,733,044
174,787	Gritstone bio, Inc. (a)(b)	954,337
66,558	Juniper Networks, Inc.	2,317,550
68,661	NetScout Systems, Inc. (a)	2,166,254
300,217	ProQR Therapeutics NV ADR (Netherlands) (a)	1,636,183
108,962	Recursion Pharmaceuticals, Inc. (a)(b)	1,290,110
54,205	Tusimple Holdings, Inc. (a)	1,016,886

		16,290,202

Publishing Industries (except Internet) - 9.3%
50,382	BigCommerce Holdings, Inc. (a)	1,646,988
63,504	C3 AI, Inc. (a)	1,672,695
87,527	Dropbox, Inc. (a)	2,166,293
41,001	Varonis Systems, Inc. (a)	1,527,697

		7,013,673

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 19.7%
222,306	Aeva Technologies, Inc. (a)(b)	1,162,660
315,581	Bit Mining Ltd. ADR (a)(b)	1,003,548
279,612	Butterfly Network, Inc. (a)(b)	1,621,750
102,882	ChargePoint Holdings, Inc. (a)(b)	1,424,916
347,037	Desktop Metal, Inc. (a)	1,419,381
249,254	EOS Enegy Enterprises, Inc. (a)	1,031,911
133,576	Luminar Technologies, Inc. (a)(b)	1,955,553
331,062	Ouster, Inc. (a)	1,165,338
109,628	Stem, Inc. (a)	1,346,232
392,468	Velodyne Lidar, Inc. (a)(b)	1,534,550
132,910	Virgin Galactic Holdings, Inc. (a)(b)	1,222,772

		14,888,611

Support Activities for Mining - 2.6%
100,965	Energy Recovery, Inc. (a)	1,976,895

Transportation Equipment Manufacturing - 7.9%
149,382	Ballard Power Systems, Inc. ADR (Canada) (a)(b)	1,553,573
752,109	ElectraMeccanica Vehicles Corp. ADR (Canada) (a)(b)	1,496,697
208,553	Nikola Corp. (a)(b)	1,674,680
520,136	Romeo Power, Inc. (a)(b)	1,227,521

		5,952,471

	TOTAL COMMON STOCKS (Cost $142,822,152)	$75,487,724

SHORT TERM INVESTMENTS - 26.5%
Money Market Funds - 26.5%
20,059,105	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$20,059,105

	TOTAL SHORT TERM INVESTMENTS (Cost $20,059,105)	$20,059,105

	TOTAL INVESTMENTS (Cost $162,881,257) - 126.2%	$95,546,829
	Liabilities in Excess of Other Assets - (26.2)%	(19,856,887)

	TOTAL NET ASSETS - 100.0%	$75,689,942

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion mRNA ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.8%
Chemical Manufacturing - 63.2%
1,726	Alnylam Pharmaceuticals, Inc. (a)	$237,498
46,965	Arbutus Biopharma Corp. ADR (Canada) (a)	131,972
4,813	Arcturus Therapeutics Holdings, Inc. (a)	125,764
1,114	BeiGene Ltd. ADR (China) (a)	270,234
1,555	Intellia Therapeutics, Inc. (a)	147,056
5,411	Ionis Pharmaceuticals, Inc. (a)	172,070
4,914	Maravai LifeSciences Holdings, Inc. (a)	142,113
5,636	Omega Therapeutics, Inc. (a)	64,025
24,280	Sangamo Therapeutics, Inc. (a)	146,408
2,136	Sarepta Therapeutics, Inc. (a)	152,873
8,134	Stoke Therapeutics, Inc. (a)	154,139
1,153	Vertex Pharmaceuticals, Inc. (a)	280,237

		2,024,389

Professional, Scientific, and Technical Services - 36.6%
2,788	Arrowhead Pharmaceuticals, Inc. (a)	147,095
1,207	BioNTech SE ADR (Germany) (a)	207,701
35,976	Brooklyn ImmunoTherapeutics, Inc. (a)	97,855
17,541	Codex DNA, Inc. (a)	137,521
5,358	CureVac N.V. ADR (Netherlands) (a)	103,463
12,884	Enochian Biosciences, Inc. (a)	63,260
25,485	Gritstone bio, Inc. (a)	139,148
1,196	Moderna, Inc. (a)	202,519
13,821	ProQR Therapeutics N.V. ADR (Netherlands) (a)	75,324

		1,173,886

	TOTAL COMMON STOCKS (Cost $4,036,685)	$3,198,275

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
6,489	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$6,489

	TOTAL SHORT TERM INVESTMENTS (Cost $6,489)	$6,489

	TOTAL INVESTMENTS (Cost $4,043,174) - 100.0%	$3,204,764
	Liabilities in Excess of Other Assets - (0.0)% (†)	(1,676)

	TOTAL NET ASSETS - 100.0%	$3,203,088

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.

ADR - American Depository Receipt

Direxion Nanotechnology ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Chemical Manufacturing - 32.4%
2,571	Alkermes PLC ADR (Ireland) (a)	$65,561
335	Alnylam Pharmaceuticals, Inc. (a)	46,096
5,304	Arcturus Therapeutics Holdings, Inc. (a)	138,594
2,234	Beam Therapeutics, Inc. (a)	154,615
1,019	Cabot Corp.	56,035
4,143	Generation Bio Co. (a)	26,929
445	Intellia Therapeutics, Inc. (a)	42,084
460	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	63,899
34,402	Matinas BioPharma Holdings, Inc. (a)	25,801
1,259	Omega Therapeutics, Inc. (a)	14,302

		633,916

Computer and Electronic Product Manufacturing - 39.0%
425	AMETEK, Inc.	58,127
13,576	Bionano Genomics, Inc. (a)	30,139
2,389	Bruker Corp.	159,107
192	Danaher Corp.	54,872
41,410	Nano Dimension Ltd. ADR (Israel) (a)	151,975
3,919	NeoPhotonics Corp. (a)	60,196
210	NVE Corp.	12,993
2,383	Pacific Biosciences of California, Inc. (a)	26,642
7,872	Seer, Inc. (a)	123,826
94	Thermo Fisher Scientific, Inc.	54,642
4,485	Vuzix Corp. (a)	29,287

		761,806

Machinery Manufacturing - 8.3%
254	IDEX Corp.	54,722
94	Lam Research Corp.	55,453
438	Nova Ltd. ADR (Israel) (a)	51,815

		161,990

Management of Companies and Enterprises - 0.4%
2,806	Clene, Inc. (a)	7,885

Merchant Wholesalers, Durable Goods - 2.8%
142	KLA-Tencor Corp.	55,276

Merchant Wholesalers, Nondurable Goods - 3.2%
8,143	PDS Biotechnology Corp. (a)	48,532
2,944	Poseida Therapeutics, Inc. (a)	13,984

		62,516

Miscellaneous Manufacturing - 6.6%
2,080	AngioDynamics, Inc. (a)	44,990
2,886	Cytek Biosciences, Inc. (a)	42,020
60,046	Surgalign Holdings, Inc. (a)	41,432

		128,442

Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
4,697	Liquidia Technologies, Inc. (a)	26,585

Professional, Scientific, and Technical Services - 5.8%
219	BioNTech SE ADR (Germany) (a)	37,685
238	Moderna, Inc. (a)	40,301
14,346	Selecta Biosciences, Inc. (a)	35,865

		113,851

	TOTAL COMMON STOCKS (Cost $2,502,962)	$1,952,267

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
2,782	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$2,782

	TOTAL SHORT TERM INVESTMENTS (Cost $2,782)	$2,782

	TOTAL INVESTMENTS (Cost $2,505,744) - 100.0%	$1,955,049
	Liabilities in Excess of Other Assets - (0.0)% (†)	(897)

	TOTAL NET ASSETS - 100.0%	$1,954,152

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.

ADR - American Depository Receipt

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.1%
28,811	Marriott International, Inc. Class A (a)	$4,642,028

Administrative and Support Services - 3.1%
12,331	Atlassian Corp. PLC ADR (United Kingdom) (a)	3,999,437
18,862	Automatic Data Processing, Inc.	3,888,778
1,959	Booking Holdings, Inc. (a)	4,811,559

		12,699,774

Apparel Manufacturing - 0.9%
11,247	Lululemon Athletica, Inc. (a)	3,753,799

Beverage and Tobacco Product Manufacturing - 3.2%
121,269	Keurig Dr Pepper Inc.	4,602,159
47,225	Monster Beverage Corp. (a)	4,095,352
25,708	PepsiCo, Inc.	4,460,852

		13,158,363

Broadcasting (except Internet) - 3.1%
6,655	Charter Communications, Inc. (a)	3,948,678
88,756	Comcast Corp. Class A	4,436,912
678,189	Sirius XM Holdings, Inc. (b)	4,313,282

		12,698,872

Chemical Manufacturing - 6.3%
19,444	Amgen, Inc.	4,416,510
18,225	Biogen, Inc. (a)	4,118,850
59,920	Gilead Sciences, Inc.	4,115,306
6,989	Regeneron Pharmaceuticals, Inc. (a)	4,253,436
28,818	Seagen Inc. (a)	3,876,309
20,166	Vertex Pharmaceuticals, Inc. (a)	4,901,346

		25,681,757

Clothing and Clothing Accessories Stores - 1.0%
40,039	Ross Stores, Inc.	3,913,812

Computer and Electronic Product Manufacturing - 18.8%
31,408	Advanced Micro Devices, Inc. (a)	3,588,364
25,433	Analog Devices, Inc.	4,170,249
25,282	Apple, Inc.	4,418,788
6,814	Broadcom, Inc.	3,992,186
71,564	Cisco Systems, Inc.	3,983,968
12,964	Fortinet, Inc. (a)	3,853,419
21,089	Honeywell International, Inc.	4,312,279
7,015	IDEXX Laboratories, Inc. (a)	3,558,710
11,240	Illumina, Inc. (a)	3,920,737
85,478	Intel Corp.	4,173,036
51,493	Marvell Technology, Inc.	3,676,600
51,291	Microchip Technology, Inc.	3,974,027
52,131	Micron Technology, Inc.	4,288,817
15,562	NVIDIA Corp.	3,810,511
19,786	NXP Semiconductors NV ADR (Netherlands)	4,064,836
24,471	Qualcomm, Inc.	4,301,023
28,523	Skyworks Solutions, Inc.	4,179,190
23,223	Texas Instruments, Inc.	4,168,296
21,618	Xilinx, Inc.	4,184,164

		76,619,200

Data Processing, Hosting and Related Services - 2.1%
27,400	Airbnb, Inc. (a)	4,218,778
41,745	Fiserv, Inc. (a)	4,412,447

		8,631,225

Data Processing, Hosting, and Related Services - 0.9%
34,165	Match Group, Inc. (a)	3,850,396

Food Manufacturing - 2.2%
66,608	Mondelez International, Inc.	4,464,734
121,851	The Kraft Heinz Co.	4,362,266

		8,827,000

Food Services and Drinking Places - 1.0%
39,832	Starbucks Corp.	3,916,282

General Merchandise Stores - 2.0%
7,900	Costco Wholesale Corp.	3,990,527
31,743	Dollar Tree, Inc. (a)	4,165,316

		8,155,843

Health and Personal Care Stores - 1.1%
88,572	Walgreens Boots Alliance, Inc.	4,407,343

Machinery Manufacturing - 2.9%
29,605	Applied Materials, Inc.	4,090,819
5,770	ASML Holding NV ADR (Netherlands)	3,907,444
6,468	Lam Research Corp.	3,815,602

		11,813,865

Merchant Wholesalers, Durable Goods - 3.0%
30,231	Copart, Inc. (a)	3,907,357
69,733	Fastenal Co.	3,952,466
11,049	KLA-Tencor Corp.	4,301,044

		12,160,867

Miscellaneous Manufacturing - 2.6%
7,106	Align Technology, Inc. (a)	3,517,186
7,790	DexCom, Inc. (a)	3,353,439
12,823	Intuitive Surgical, Inc. (a)	3,644,040

		10,514,665

Motion Picture and Sound Recording Industries - 0.8%
7,374	Netflix, Inc. (a)	3,149,730

Motor Vehicle and Parts Dealers - 1.0%
6,400	O’Reilly Automotive, Inc. (a)	4,171,200

Nonstore Retailers - 5.1%
1,272	Amazon.com, Inc. (a)	3,805,150
67,575	eBay, Inc.	4,059,230
60,909	JD.com, Inc. ADR (China) (a)	4,560,866
3,645	MercadoLibre, Inc. (a)	4,126,359
74,521	Pinduoduo Inc. ADR (China) (a)	4,459,336

		21,010,941

Other Information Services - 2.2%
762	Alphabet, Inc. Class A (a)	2,062,026
756	Alphabet, Inc. Class C (a)	2,051,761
30,450	Baidu, Inc. ADR (China) (a)	4,864,083

		8,977,870

Performing Arts, Spectator Sports, and Related Industries - 2.5%
70,515	Activision Blizzard, Inc.	5,571,390
33,929	Electronic Arts, Inc.	4,501,021

		10,072,411

Personal and Laundry Services - 0.9%
9,867	Cintas Corp.	3,863,227

Professional, Scientific, and Technical Services - 8.5%
51,010	Cognizant Technology Solutions Corp. Class A	4,357,274
12,965	Meta Platforms, Inc. (a)	4,061,416
14,678	Moderna, Inc. (a)	2,485,426
19,855	Okta, Inc. (a)	3,929,106
8,162	Palto Alto Networks, Inc. (a)	4,223,019
34,925	Paychex, Inc.	4,112,768
17,870	VeriSign, Inc. (a)	3,881,006
19,479	Verisk Analytics, Inc. Class A	3,820,416
14,191	Zscaler, Inc. (a)	3,648,648

		34,519,079

Publishing Industries (except Internet) - 11.6%
7,773	Adobe Systems, Inc. (a)	4,153,114
10,903	ANSYS, Inc. (a)	3,707,129
15,586	Autodesk, Inc. (a)	3,893,227
24,151	Cadence Design Systems, Inc. (a)	3,674,333
21,096	CrowdStrike Holdings, Inc. (a)	3,810,781
25,426	Datadog, Inc. (a)	3,714,993
27,846	DocuSign, Inc. (a)	3,502,191
6,973	Intuit, Inc.	3,871,619
13,361	Microsoft Corp.	4,155,004
38,860	Splunk, Inc. (a)	4,815,531
12,433	Synopsys, Inc. (a)	3,860,447
15,801	Workday, Inc. (a)	3,997,811

		47,156,180

Rail Transportation - 1.0%
121,134	CSX Corp.	4,145,206

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
108,144	Lucid Group, Inc. (a)(b)	3,178,352

Specialty Trade Contractors - 1.2%
46,153	NetEase.com, Inc. ADR (China)	4,770,374

Telecommunications - 2.7%
23,239	PayPal Holdings, Inc. (a)	3,995,714
36,113	T-Mobile US, Inc. (a)	3,906,343
21,665	Zoom Video Communications, Inc. (a)	3,342,476

		11,244,533

Transportation Equipment Manufacturing - 2.2%
51,818	Paccar, Inc.	4,818,556
4,638	Tesla Motors, Inc. (a)	4,344,507

		9,163,063

Truck Transportation - 0.7%
9,293	Old Dominion Freight Line, Inc.	2,805,836

Utilities - 3.4%
50,000	American Electric Power Co., Inc.	4,520,000
80,847	Exelon Corp.	4,685,084
64,582	Xcel Energy, Inc.	4,498,782

		13,703,866

	TOTAL COMMON STOCKS (Cost $328,514,789)	$407,376,959

SHORT TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
7,168,897	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$7,168,897

	TOTAL SHORT TERM INVESTMENTS (Cost $7,168,897)	$7,168,897

	TOTAL INVESTMENTS (Cost $335,683,686) - 101.7%	$414,545,856
	Liabilities in Excess of Other Assets - (1.7)%	(6,738,677)

	TOTAL NET ASSETS - 100.0%	$407,807,179

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.8%
Administrative and Support Services - 4.7%
15,068	Alibaba Group Holding Ltd. ADR (a)	$1,895,404
7,024	Atlassian Corp. PLC ADR (United Kingdom) (a)	2,278,164

		4,173,568

Computer and Electronic Product Manufacturing - 30.6%
125,535	Avaya Holdings Corp. (a)	2,287,248
5,295	Broadcom, Inc.	3,102,234
44,226	Cisco Systems, Inc.	2,462,061
8,465	Fortinet, Inc. (a)	2,516,137
18,745	International Business Machines Corp.	2,503,770
585,452	Intrusion, Inc. (a)(b)	1,943,701
142,841	Mandiant, Inc. (a)	2,155,471
43,002	Marvell Technology, Inc.	3,070,343
29,233	NetApp, Inc.	2,528,947
86,519	Plantronics, Inc (a)	2,305,731
116,622	Xerox Corp.	2,461,890

		27,337,533

Data Processing, Hosting and Related Services - 2.1%
3,748	Kyndryl Holdings, Inc. (a)	63,266
10,001	RingCentral, Inc. (a)	1,765,077

		1,828,343

Electronics and Appliance Stores - 2.2%
32,060	Smartsheet, Inc. (a)	1,994,773

Management of Companies and Enterprises - 2.9%
138,007	America Movil SAB de CV Series L ADR (Mexico)	2,602,812

Nonstore Retailers - 2.5%
752	Amazon.com, Inc. (a)	2,249,585

Other Information Services - 2.7%
898	Alphabet, Inc. Class A (a)	2,430,051

Professional, Scientific, and Technical Services - 16.9%
309,740	Inseego Corp. (a)(b)	1,412,414
6,836	Meta Platforms, Inc. (a)	2,141,445
70,666	Nutanix, Inc. (a)	1,932,009
9,863	Okta, Inc. (a)	1,951,789
5,674	Palto Alto Networks, Inc. (a)	2,935,728
17,781	VMware, Inc.	2,284,503
9,437	Zscaler, Inc. (a)	2,426,347

		15,084,235

Publishing Industries (except Internet) - 25.4%
3,922	Adobe Systems, Inc. (a)	2,095,525
100,428	Box, Inc. (a)	2,624,184
6,317	Consensus Cloud Solutions, Inc. (a)	358,174
9,670	CrowdStrike Holdings, Inc. (a)	1,746,789
8,786	DocuSign, Inc. (a)	1,105,015
8,650	Microsoft Corp.	2,689,977
29,028	Oracle Corp.	2,355,912
99,471	Ping Identity Holding Corp. (a)	1,968,531
55,935	Progress Software Corp.	2,545,602
7,269	Twilio, Inc. (a)	1,498,286
65,937	Upland Software, Inc. (a)	1,292,365
9,550	Workday, Inc. (a)	2,416,245

		22,696,605

Telecommunications - 9.8%
103,001	8x8 Inc. (a)	1,581,066
181,705	Vonage Holdings Corp. (a)	3,786,732
18,946	Ziff Davis, Inc. (a)	1,990,467
8,976	Zoom Video Communications, Inc. (a)	1,384,817

		8,743,082

	TOTAL COMMON STOCKS (Cost $87,465,540)	$89,140,587

SHORT TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
1,380,879	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$1,380,879

	TOTAL SHORT TERM INVESTMENTS (Cost $1,380,879)	$1,380,879

	TOTAL INVESTMENTS (Cost $88,846,419) - 101.3%	$90,521,466
	Liabilities in Excess of Other Assets - (1.3)%	(1,196,814)

	TOTAL NET ASSETS - 100.0%	$89,324,652

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion World Without Waste ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 8.1%
341	Atlassian Corp. PLC (United Kingdom) ADR (a)	$110,600
1,088	Cloudflare, Inc. (a)	104,883
3,315	US Ecology, Inc (a)	94,743
636	Waste Management, Inc.	95,680

		405,906

Chemical Manufacturing - 1.9%
494	Ecolab, Inc.	93,588

Computer and Electronic Product Manufacturing - 6.0%
6,182	Bloom Energy Corp. (a)	93,225
764	Enphase Energy, Inc. (a)	107,319
6,098	SunPower Corp. (a)(b)	102,324

		302,868

Data Processing, Hosting and Related Services - 1.9%
615	Airbnb, Inc. (a)	94,692

Machinery Manufacturing - 2.0%
2,462	Evoqua Water Technologies (a)	99,711

Merchant Wholesalers, Durable Goods - 7.8%
6,469	Cars.com, Inc. (a)	100,787
760	Copart, Inc. (a)	98,230
6,584	KAR Auction Services, Inc. (a)	93,624
2,584	Schnitzer Steel Industries, Inc. (a)	101,138

		393,779

Miscellaneous Store Retailers - 2.0%
647	Etsy, Inc. (a)	101,631

Motion Picture and Sound Recording Industries - 2.1%
242	Netflix, Inc. (a)	103,368

Motor Vehicle and Parts Dealers - 4.2%
3,244	CarGurus, Inc. (a)	103,484
13,175	Vroom, Inc. (a)	105,663

		209,147

Nonstore Retailers - 8.0%
1,618	eBay, Inc.	97,193
11,846	Jumia Technologies AG (Germany) ADR (a)	103,652
92	MercadoLibre, Inc. (a)	104,150
10,630	ThredUp, Inc. (a)	98,540

		403,535

Other Information Services - 2.0%
911	Thomson Reuters Corp. (a)	97,805

Professional, Scientific, and Technical Services - 8.1%
318	Meta Platforms, Inc. (a)	99,617
190	ServiceNow, Inc. (a)	111,298
2,999	Snap, Inc. (a)	97,587
492	Verisk Analytics, Inc. Class A (a)	96,496

		404,998

Publishing Industries (except Internet) - 18.6%
193	Adobe Systems, Inc. (a)	103,120
403	Autodesk, Inc. (a)	100,665
585	CrowdStrike Holdings, Inc. (a)	105,675
767	Datadog, Inc. (a)	112,066
182	Intuit, Inc.	101,052
441	Salesforce.com, Inc. (a)	102,590
109	Shopify, Inc. (Canada) ADR (a)	105,102
434	Veeva Systems, Inc. (a)	102,658
392	Workday, Inc. (a)	99,180

		932,108

Repair and Maintenance - 2.0%
3,052	GFL Environmental Inc. (Canada) ADR	100,319

Specialty Trade Contractors - 1.9%
3,717	Sunrun, Inc. (a)	96,382

Telecommunications - 2.0%
652	Zoom Video Communications, Inc. (a)	100,591

Transit and Ground Passenger Transportation - 2.0%
2,680	Uber Technologies, Inc. (a)	100,232

Transportation Equipment Manufacturing - 1.9%
102	Tesla Motors, Inc. (a)	95,546

Utilities - 11.6%
2,986	Atlantica Sustainable Infrastructure PLC (United Kingdom) ADR	97,433
2,001	Essential Utilities, Inc.	97,529
1,254	First Solar, Inc. (a)	98,288
880	IDACORP, Inc.	96,994
1,318	NextEra Energy Partners LP	99,140
1,313	Ormat Technologies Inc.	89,494

		578,878

Waste Management and Remediation Services - 5.8%
1,286	Casella Waste Systems, Inc (a)	97,710
1,034	Clean Harbors, Inc. (a)	95,697
752	Republic Services, Inc.	96,000

		289,407

	TOTAL COMMON STOCKS (Cost $5,354,876)	$5,004,491

SHORT TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
73,241	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$73,241

	TOTAL SHORT TERM INVESTMENTS (Cost $73,241)	$73,241

	TOTAL INVESTMENTS (Cost $5,428,117) - 101.4%	$5,077,732
	Liabilities in Excess of Other Assets - (1.4)%	(71,486)

	TOTAL NET ASSETS - 100.0%	$5,006,246

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Russell 1000® Growth Over Value ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 95.9%
60,498	iShares Russell 1000 Growth ETF (a)(b)	$16,882,572

	TOTAL INVESTMENT COMPANIES (Cost $17,696,983)	$16,882,572

SHORT TERM INVESTMENTS - 54.2%
Money Market Funds - 54.2%
8,451,065	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$8,451,065
1,088,646	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	1,088,646

	TOTAL SHORT TERM INVESTMENTS (Cost $9,539,711)	$9,539,711

	TOTAL INVESTMENTS (Cost $27,236,694) - 150.1% (e)	$26,422,283
	Liabilities in Excess of Other Assets - (50.1)%	(8,821,844)

	TOTAL NET ASSETS - 100.0%	$17,600,439

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,542,315.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 1000® Growth Index	0.5400 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	3,387	$10,057,694	$(541,553)

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3400 % representing 1 month LIBOR rate + spread	Total return of Russell 1000® Value Index	Credit Suisse International	12/7/2022	5,449	$8,693,658	$(126,070)

Direxion Russell 1000® Value Over Growth ETF

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 94.6%
197,976	iShares Russell 1000 Value ETF (a)	$32,458,165

	TOTAL INVESTMENT COMPANIES (Cost $31,154,530)	$32,458,165

SHORT TERM INVESTMENTS - 6.2%
Money Market Funds - 6.2%
2,038,217	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$2,038,217
87,254	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	87,254

	TOTAL SHORT TERM INVESTMENTS (Cost $2,125,471)	$2,125,471

	TOTAL INVESTMENTS (Cost $33,280,001) - 100.8% (c)	$34,583,636
	Liabilities in Excess of Other Assets - (0.8)%	(272,068)

	TOTAL NET ASSETS - 100.0%	$34,311,568

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,658,534.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Value Index	0.6100% representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	11,771	$18,907,877	$130,159

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.2900% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Growth Index	Credit Suisse International	12/7/2022	6,105	$18,098,953	$940,670

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.7%
Money Market Funds - 100.7%
127,921,446	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$127,921,446
8,784,776	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	8,784,776

	TOTAL SHORT TERM INVESTMENTS (Cost $136,706,222) (b)	$136,706,222

	TOTAL INVESTMENTS (Cost $136,706,222) - 100.7%	$136,706,222
	Liabilities in Excess of Other Assets - (0.7)%	(942,080)

	TOTAL NET ASSETS - 100.0%	$135,764,142

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,249,488.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(3.1600)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/13/2022	1,082,056	$42,272,390	$2,472,104
(2.9600)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	J.P. Morgan	12/13/2022	62,880	2,454,055	132,640
(1.5700)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	UBS Securities LLC	12/14/2022	2,580,767	92,830,189	(1,217,009)

					$137,556,634	$1,387,735

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.7%
Money Market Funds - 98.7%
185,619,637	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$185,619,637
20,722,813	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	20,722,813

	TOTAL SHORT TERM INVESTMENTS (Cost $206,342,450) (b)	$206,342,450

	TOTAL INVESTMENTS (Cost $206,342,450) - 98.7%	$206,342,450
	Other Assets in Excess of Liabilities - 1.3%	2,652,347

	TOTAL NET ASSETS - 100.0%	$208,994,797

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,182,669.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.3300 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/7/2022	20,511	$94,179,743	$1,431,757
0.3700 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/14/2022	25,772	116,079,374	(345,431)

					$210,259,117	$1,086,326

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 45.2%
1,098,834	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)	$40,041,511

	TOTAL INVESTMENT COMPANIES (Cost $45,133,849)	$40,041,511

SHORT TERM INVESTMENTS - 84.8%
Money Market Funds - 84.8%
62,009,077	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$62,009,077
13,085,559	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	13,085,559

	TOTAL SHORT TERM INVESTMENTS (Cost $75,094,636)	$75,094,636

	TOTAL INVESTMENTS (Cost $120,228,485) - 130.0% (e)	$115,136,147
	Liabilities in Excess of Other Assets - (30.0)%	(26,607,106)

	TOTAL NET ASSETS - 100.0%	$88,529,041

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,408,134.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.9600)% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	997,342	$40,205,480	$(3,353,417)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.9600)% representing 1 month LIBOR rate + spread	J.P. Morgan	12/13/2022	122,882	4,796,538	(260,103)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.2300)% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	2,639,854	105,469,305	(8,391,548)

					$150,471,323	$(12,005,068)

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 54.5%
5,065,156	KraneShares CSI China Internet ETF (a)	$189,487,486

	TOTAL INVESTMENT COMPANIES (Cost $219,534,502)	$189,487,486

SHORT TERM INVESTMENTS - 53.5%
Money Market Funds - 53.5%
97,362,693	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$97,362,693
88,546,407	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	88,546,407

	TOTAL SHORT TERM INVESTMENTS (Cost $185,909,100)	$185,909,100

	TOTAL INVESTMENTS (Cost $405,443,602) - 108.0% (c)	$375,396,586
	Liabilities in Excess of Other Assets - (8.0)%	(27,839,470)

	TOTAL NET ASSETS - 100.0%	$347,557,116

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $169,422,366.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	(0.9200)% representing 1 month LIBOR rate + spread	BNP Paribas	11/15/2022	111,973	$7,887,554	$(3,356,391)
Total return of KraneShares CSI China Internet ETF	0.6900% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	1,944,249	72,464,224	482,101
Total return of KraneShares CSI China Internet ETF	0.7800% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	3,298,255	126,983,440	(1,112,229)
Total return of KraneShares CSI China Internet ETF	(0.9200)% representing 1 month LIBOR rate + spread	BNP Paribas	12/20/2022	381,305	26,545,084	(11,123,657)
Total return of KraneShares CSI China Internet ETF	0.5900% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/23/2023	3,989,931	173,420,697	(14,069,622)
Total return of KraneShares CSI China Internet ETF	(0.9200)% representing 1 month LIBOR rate + spread	BNP Paribas	7/19/2023	1,386,061	49,433,822	2,448,121
Total return of KraneShares CSI China Internet ETF	(0.9200)% representing 1 month LIBOR rate + spread	BNP Paribas	7/19/2023	890,555	34,123,985	(791,062)
Total return of KraneShares CSI China Internet ETF	(0.9200)% representing 1 month LIBOR rate + spread	BNP Paribas	8/16/2023	1,514,065	56,652,500	(11,328)

					$547,511,306	$(27,534,067)

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 93.0%
114,314	iShares Core S&P 500 ETF (a)	$51,643,635

	TOTAL INVESTMENT COMPANIES (Cost $40,743,194)	$51,643,635

SHORT TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
3,964,454	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,964,454
1,309,341	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	1,309,341

	TOTAL SHORT TERM INVESTMENTS (Cost $5,273,795)	$5,273,795

	TOTAL INVESTMENTS (Cost $46,016,989) - 102.5% (c)	$56,917,430
	Liabilities in Excess of Other Assets - (2.5)%	(1,389,762)

	TOTAL NET ASSETS - 100.0%	$55,527,668

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,656,505.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Index	0.5400 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	4,513	$20,825,774	$(430,040)
Total return of S&P 500® Index	0.2900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	200	942,404	(38,244)
Total return of S&P 500® Index	0.6800 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	8,444	39,064,092	(921,468)

					$60,832,270	$(1,389,752)

Direxion Daily S&P 500® Equal Weight Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 76.2%
23,900	Invesco S&P 500® Equal Weight ETF (a)	$3,719,796

	TOTAL INVESTMENT COMPANIES (Cost $3,761,119)	$3,719,796

SHORT TERM INVESTMENTS - 25.0%
Money Market Funds - 25.0%
1,218,736	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$1,218,736

	TOTAL SHORT TERM INVESTMENTS (Cost $1,218,736)	$1,218,736

	TOTAL INVESTMENTS (Cost $4,979,855) - 101.2% (c)	$4,938,532
	Liabilities in Excess of Other Assets - (1.2)%	(56,556)

	TOTAL NET ASSETS - 100.0%	$4,881,976

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,153,173.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Equal Weight Index	0.6400% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	957	$6,098,273	$(55,094)

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 45.5%
3,022,401	iShares MSCI Brazil Capped ETF (a)(b)	$95,568,320

	TOTAL INVESTMENT COMPANIES (Cost $103,847,408)	$95,568,320

SHORT TERM INVESTMENTS - 58.1%
Money Market Funds - 58.1%
112,161,993	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$112,161,993
9,851,251	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	9,851,251
1,615	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	1,615

	TOTAL SHORT TERM INVESTMENTS (Cost $122,014,859)	$122,014,859

	TOTAL INVESTMENTS (Cost $225,862,267) - 103.6% (e)	$217,583,179
	Liabilities in Excess of Other Assets - (3.6)%	(7,552,313)

	TOTAL NET ASSETS - 100.0%	$210,030,866

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,989,672.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	0.7900 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	4,258,487	$125,424,956	$13,247,511
Total return of iShares MSCI Brazil Capped ETF	0.6300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	2,147,795	60,392,410	7,793,762
Total return of iShares MSCI Brazil Capped ETF	0.6300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	194,002	6,135,570	(1,227)
Total return of iShares MSCI Brazil Capped ETF	0.1800 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	3,662,063	103,238,048	13,068,317

					$295,190,984	$34,108,363

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 36.7%
667,571	iShares MSCI India ETF (a)	$30,621,481

	TOTAL INVESTMENT COMPANIES (Cost $32,516,034)	$30,621,481

SHORT TERM INVESTMENTS - 52.8%
Money Market Funds - 52.8%
31,138,508	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$31,138,508
840,059	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	840,059
12,111,824	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	12,111,824

	TOTAL SHORT TERM INVESTMENTS (Cost $44,090,391)	$44,090,391

	TOTAL INVESTMENTS (Cost $76,606,425) - 89.5% (c)	$74,711,872
	Other Assets in Excess of Liabilities - 10.5%	8,742,287

	TOTAL NET ASSETS - 100.0%	$83,454,159

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,426,398.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	0.5400% representing 1 month LIBOR rate + spread	J.P. Morgan	6/13/2022	1,208,653	$54,144,170	$1,312,708
Total return of iShares MSCI India ETF	0.5800% representing 1 month LIBOR rate + spread	BNP Paribas	7/19/2022	474,543	21,114,711	1,966,830
Total return of iShares MSCI India ETF	0.5800% representing 1 month LIBOR rate + spread	BNP Paribas	8/16/2022	25,908	1,150,069	108,890
Total return of iShares MSCI India ETF	0.5800% representing 1 month LIBOR rate + spread	BNP Paribas	11/15/2022	12,969	650,785	(19,688)
Total return of iShares MSCI India ETF	0.8400% representing 1 month LIBOR rate + spread	Barclays	12/7/2022	86,996	4,191,319	46,908
Total return of iShares MSCI India ETF	0.6900% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	140,056	6,795,517	29,750
Total return of iShares MSCI India ETF	0.8300% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	700,320	31,452,290	659,768
Total return of iShares MSCI India ETF	0.5800% representing 1 month LIBOR rate + spread	BNP Paribas	12/21/2022	274,413	12,654,006	225,563
Total return of iShares MSCI India ETF	0.5800 % representing 1 month LIBOR rate + spread	BNP Paribas	12/21/2022	47,326	2,330,798	(26,319)

					$134,483,665	$4,304,410

Direxion Daily Russia Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 50.7%
1,251,289	VanEck VectorsTM Russia ETF (a)	$29,993,398

	TOTAL INVESTMENT COMPANIES (Cost $32,899,364)	$29,993,398

SHORT TERM INVESTMENTS - 57.7%
Money Market Funds - 57.7%
26,657,924	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$26,657,924
7,445,173	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	7,445,173

	TOTAL SHORT TERM INVESTMENTS (Cost $34,103,097)	$34,103,097

	TOTAL INVESTMENTS (Cost $67,002,461) - 108.4% (c)	$64,096,495
	Liabilities in Excess of Other Assets - (8.4)%	(4,939,876)

	TOTAL NET ASSETS - 100.0%	$59,156,619

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,248,667.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of VanEck VectorsTM Russia ETF	0.5600 % representing 1 month LIBOR rate + spread	BNP Paribas	6/14/2022	1,090,708	$29,798,143	$(1,428,555)
Total return of VanEck VectorsTM Russia ETF	0.6900 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	812,363	22,892,389	(2,206,204)
Total return of VanEck VectorsTM Russia ETF	1.0300 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	1,781,565	44,056,944	(1,249,130)

					$96,747,476	$(4,883,889)

Direxion Daily 5G Communications Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 77.1%
Broadcasting (except Internet) - 2.2%
1,353	Altice USA, Inc. (a)	$19,510
120	Charter Communications, Inc. (a)	71,201
463	Rogers Communications, Inc. ADR (Canada)	23,483

		114,194

Computer and Electronic Product Manufacturing - 35.8%
1,026	ADTRAN, Inc.	19,709
1,478	Advanced Micro Devices, Inc. (a)	168,861
1,427	Airgain, Inc. (a)	13,628
1,152	Analog Devices, Inc.	188,893
246	Apple, Inc.	42,996
342	Arista Networks, Inc. (a)	42,514
73	Broadcom, Inc.	42,769
392	Calix, Inc. (a)	19,710
4,159	Casa Systems, Inc. (a)	18,424
7,665	Ceragon Networks Ltd. ADR (Israel) (a)	17,630
753	Cisco Systems, Inc.	41,920
324	Clearfield, Inc. (a)	20,888
850	Comtech Telecommunications Corp.	17,281
594	CTS Corp.	19,929
729	Dell Technologies, Inc. (a)	41,414
1,528	DZS, Inc. (a)	22,370
3,110	EMCORE Corp. (a)	18,069
2,546	INFINERA Corp. (a)	21,437
829	Intel Corp.	40,472
345	InterDigital, Inc.	23,815
637	Keysight Technologies, Inc. (a)	107,538
435	Lattice Semiconductor Corp. (a)	24,021
230	Lumentum Holdings, Inc. (a)	23,340
275	MACOM Technology Solutions Holdings, Inc. (a)	16,833
1,687	Marvell Technology, Inc.	120,452
289	MaxLinear, Inc. (a)	17,346
1,396	NeoPhotonics Corp. (a)	21,443
134	NVIDIA Corp.	32,811
653	NXP Semiconductors N.V. ADR (Netherlands)	134,152
267	Qorvo, Inc. (a)	36,654
1,176	Qualcomm, Inc.	206,694
696	Radware Ltd. ADR (Israel) (a)	23,406
10,572	Resonant, Inc. (a)	15,435
1,319	Sierra Wireless, Inc. ADR (Canada) (a)	19,337
446	Silicom Ltd. ADR (Israel) (a)	20,039
401	Skyworks Solutions, Inc.	58,755
1,331	Viavi Solutions, Inc. (a)	21,908
608	Xilinx, Inc.	117,678

		1,860,571

Data Processing, Hosting and Related Services - 0.8%
391	CSG Systems International, Inc.	22,197
240	CyrusOne, Inc.	21,564

		43,761

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
125	IPG Photonics Corp. (a)	19,309

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.4%
494	CEVA, Inc. (a)	18,609

Machinery Manufacturing - 0.4%
320	II-VI, Inc. (a)	20,288

Management of Companies and Enterprises - 0.7%
7,274	Telefonica S A ADR (Spain)	33,606

Miscellaneous Store Retailers - 2.6%
2,550	Verizon Communications, Inc.	135,737

Nonmetallic Mineral Product Manufacturing - 0.6%
749	Corning, Inc.	31,488

Nonstore Retailers - 0.7%
12	Amazon.com, Inc. (a)	35,898

Professional, Scientific, and Technical Services - 7.7%
1,420	A10 Networks, Inc.	21,016
1,770	Allot Ltd. ADR (Israel) (a)	16,992
753	Amdocs Ltd. ADR	57,145
909	Ciena Corp. (a)	60,276
1,557	Extreme Networks, Inc. (a)	19,758
320	F5 Networks, Inc. (a)	66,438
3,378	Inseego Corp. (a)	15,404
1,025	Juniper Networks, Inc.	35,690
683	NetScout Systems, Inc. (a)	21,549
3,779	Ribbon Communications, Inc. (a)	17,006
76	Ubiquiti, Inc.	22,043
374	VMware, Inc.	48,052

		401,369

Publishing Industries (except Internet) - 4.6%
1,043	Akamai Technologies, Inc. (a)	119,476
3,031	Akoustis Technologies, Inc. (a)	18,337
2,755	Hewlett Packard Enterprise Co.	44,989
7,300	Limelight Networks, Inc. (a)	31,171
635	National Instruments Corp.	26,175

		240,148

Real Estate - 4.6%
467	American Tower Corp.	117,450
379	Crown Castle International Corp.	69,171
212	Digital Realty Trust, Inc.	31,637
1,596	Uniti Group, Inc.	19,248

		237,506

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
1,936	CommScope Holding Co., Inc. (a)	18,179
396	GDS Holdings Ltd. ADR (China) (a)	17,377

		35,556

Telecommunications - 14.9%
5,557	AT&T, Inc.	141,703
1,078	BCE, Inc. ADR (Canada)	56,336
821	Cambium Networks Corp. ADR (a)	19,852
86	Equinix, Inc.	62,341
9,308	Ericsson ADR (Sweden)	115,233
1,601	IHS Holding Ltd. ADR (a)	19,148
1,640	KT Corp. ADR (South Korea) (a)	21,254
1,775	Lumen Technologies, Inc.	21,939
16,162	Nokia Corp. ADR (Finland) (a)	95,356
2,437	Orange ADR (France)	28,489
106	SBA Communications Corp.	34,497
482	SK Telecom Co., Ltd. ADR (South Korea)	12,648
854	T-Mobile US, Inc. (a)	92,377
3,135	Vodafone Group PLC ADR (United Kingdom)	54,894

		776,067

	TOTAL COMMON STOCKS (Cost $3,993,630)	$4,004,107

SHORT TERM INVESTMENTS - 31.3%
Money Market Funds - 31.3%
986,329	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$986,329
642,505	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	642,505

	TOTAL SHORT TERM INVESTMENTS (Cost $1,628,834)	$1,628,834

	TOTAL INVESTMENTS (Cost $5,622,464) - 108.4% (c)	$5,632,941
	Liabilities in Excess of Other Assets - (8.4)%	(437,070)

	TOTAL NET ASSETS - 100.0%	$5,195,871

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,923,596.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of BlueStar® 5G Communications Index	0.5900 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	27,088	$5,908,333	$(397,153)
Total return of BlueStar® 5G Communications Index	0.6300 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	4,353	871,225	14,547

					$6,779,558	$(382,606)

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 76.2%
Administrative and Support Services - 4.1%
849	Alarm.com, Inc. (a)	$63,310
1,321	Atlassian Corp. PLC ADR (United Kingdom) (a)	428,453
1,712	NCINO, Inc. (a)	78,461

		570,224

Ambulatory Health Care Services - 0.1%
438	Tabula Rasa HealthCare, Inc. (a)	4,726

Computer and Electronic Product Manufacturing - 0.2%
715	Radware Ltd. ADR (Israel) (a)	24,045

Data Processing, Hosting and Related Services - 2.8%
1,240	Five9, Inc. (a)	155,868
1,328	RingCentral, Inc. (a)	234,379

		390,247

Heavy and Civil Engineering Construction - 0.6%
951	BlackLine, Inc. (a)	87,368

Professional, Scientific, and Technical Services - 17.8%
1,353	2U, Inc. (a)	21,837
2,502	Anaplan, Inc. (a)	120,797
1,172	LivePerson, Inc. (a)	35,008
1,085	Mimecast Ltd. ADR (United Kingdom) (a)	86,485
608	Model N, Inc. (a)	16,817
3,408	Nutanix, Inc. (a)	93,175
715	Paylocity Holding Corp. (a)(a)	145,846
743	PROS Holdings Inc. (a)	20,589
4,711	SAP SE ADR (Germany)	589,864
1,205	ServiceNow, Inc. (a)	705,865
734	Snowflake, Inc. (a)	202,511
1,156	Unisys Corp. (a)	21,097
407	VMware, Inc.	52,291
1,457	Zscaler, Inc. (a)	374,609

		2,486,791

Publishing Industries (except Internet) - 48.4%
2,148	ACI Worldwide, Inc. (a)	73,827
1,260	Adobe Systems, Inc. (a)	673,218
3,010	Akamai Technologies, Inc. (a)	344,795
184	AppFolio, Inc. (a)	21,208
2,170	Autodesk, Inc. (a)	542,044
1,475	Bill.com Holdings, Inc. (a)	277,610
804	Blackbaud, Inc. (a)	54,785
2,920	Box, Inc. (a)	76,300
1,154	C3 AI, Inc. (a)(b)	30,396
1,362	Coupa Software, Inc. (a)	182,876
3,147	CrowdStrike Holdings, Inc. (a)	568,474
2,880	DocuSign, Inc. (a)	362,218
4,534	Dropbox, Inc. (a)	112,216
678	Everbridge, Inc. (a)	34,659
81	MicroStrategy, Inc. Class A (a)	29,809
8,542	Oracle Corp.	693,269
952	Paycom Software, Inc. (a)	319,206
635	Qualys, Inc. (a)	81,369
2,725	Salesforce.com, Inc. (a)	633,917
667	SPS Commerce, Inc. (a)	82,608
1,748	Twilio, Inc. (a)	360,298
479	Upland Software, Inc. (a)	9,388
2,243	Veeva Systems, Inc. (a)	530,559
2,316	Workday, Inc. (a)	585,971
608	Workiva Inc. (a)	71,914
1,831	Zuora, Inc. (a)	30,449

		6,783,383

Telecommunications - 2.2%
1,939	8x8 Inc. (a)	29,764
1,809	Zoom Video Communications, Inc. (a)	279,092

		308,856

	TOTAL COMMON STOCKS (Cost $11,567,370)	$10,655,640

SHORT TERM INVESTMENTS - 35.6%
Money Market Funds - 35.6%
280,326	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$280,326
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	1
4,699,339	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	4,699,339

	TOTAL SHORT TERM INVESTMENTS (Cost $4,979,666)	$4,979,666

	TOTAL INVESTMENTS (Cost $16,547,036) - 111.8% (e)	$15,635,306
	Liabilities in Excess of Other Assets - (11.8)%	(1,642,911)

	TOTAL NET ASSETS - 100.0%	$13,992,395

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,038,588.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx USA Cloud Computing Index	0.4400 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	6,243	$7,330,905	$(942,314)
Total return of Indxx USA Cloud Computing Index	0.1900 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	10,684	11,611,437	(673,987)

					$18,942,342	$(1,616,301)

Direxion Daily Cloud Computing Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 128.6%
Money Market Funds - 128.6%
10,656,244	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$10,656,244
13	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	13
8,618,251	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	8,618,251

	TOTAL SHORT TERM INVESTMENTS (Cost $19,274,508) (b)	$19,274,508

	TOTAL INVESTMENTS (Cost $19,274,508) - 128.6%	$19,274,508
	Liabilities in Excess of Other Assets - (28.6)%	(4,281,060)

	TOTAL NET ASSETS - 100.0%	$14,993,448

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,618,264.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.2400% representing 1 month LIBOR rate + spread	Total return of Indxx USA Cloud Computing Index	Citibank N.A.	12/13/2022	10,781	$12,659,697	$1,623,758
(0.1100)% representing 1 month LIBOR rate + spread	Total return of Indxx USA Cloud Computing Index	Bank of America Merrill Lynch	12/13/2022	18,511	17,648,943	(1,302,755)

					$30,308,640	$321,003

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 76.7%
Gasoline Stations - 15.4%
751,326	Chevron Corp.	$98,671,644

Machinery Manufacturing - 1.6%
376,851	Baker Hughes, a GE Co.	10,340,792

Oil and Gas Extraction - 13.9%
156,623	APA Corp.	5,201,450
350,765	Coterra Energy, Inc.	7,681,753
271,447	Devon Energy Corp.	13,727,075
228,032	EOG Resources, Inc.	25,421,007
335,670	Marathon Oil Corp.	6,535,495
382,548	Occidental Petroleum Corp.	14,410,583
188,920	Phillips 66	16,018,527

		88,995,890

Petroleum and Coal Products Manufacturing - 27.1%
257,726	ConocoPhillips	22,839,678
1,536,344	Exxon Mobil Corp.	116,700,690
265,402	Marathon Petroleum Corp.	19,042,594
176,256	Valero Energy Corp.	14,623,960

		173,206,922

Pipeline Transportation - 2.5%
523,850	Williams Companies, Inc.	15,684,069

Support Activities for Mining - 12.1%
73,435	Diamondback Energy, Inc.	9,264,560
385,927	Halliburton Co.	11,863,396
118,843	Hess Corp.	10,968,020
97,882	Pioneer Natural Resources Co.	21,425,391
604,726	Schlumberger Ltd. ADR (a)	23,626,645

		77,148,012

Utilities - 4.1%
840,723	Kinder Morgan, Inc.	14,594,951
192,256	ONEOK, Inc.	11,666,094

		26,261,045

	TOTAL COMMON STOCKS (Cost $396,337,357)	$490,308,374

SHORT TERM INVESTMENTS - 23.4%
Money Market Funds - 23.4%
112,032,828	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$112,032,828
31,231,509	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	31,231,509
6,442,952	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	6,442,952

	TOTAL SHORT TERM INVESTMENTS (Cost $149,707,289)	$149,707,289

	TOTAL INVESTMENTS (Cost $546,044,646) - 100.1% (c)	$640,015,663
	Liabilities in Excess of Other Assets - (0.1)%	(641,835)

	TOTAL NET ASSETS - 100.0%	$639,373,828

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $200,014,903.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	0.4900 % representing 1 month LIBOR rate + spread	J.P. Morgan	8/8/2022	299,803	$162,650,571	$47,078,700
Total return of Energy Select Sector Index	0.6800 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	123,867	71,958,057	13,840,204
Total return of Energy Select Sector Index	0.5300 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	225,494	140,015,212	16,145,772
Total return of Energy Select Sector Index	0.5300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	245,619	141,108,820	28,828,862
Total return of Energy Select Sector Index	0.7000 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	245,274	149,642,918	20,070,576

					$665,375,578	$125,964,114

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 134.6%
Money Market Funds - 134.6%
27,706,211	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$27,706,211
1,290,386	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	1,290,386
5,708,331	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	5,708,331

	TOTAL SHORT TERM INVESTMENTS (Cost $34,704,928) (b)	$34,704,928

	TOTAL INVESTMENTS (Cost $34,704,928) - 134.6%	$34,704,928
	Liabilities in Excess of Other Assets - (34.6)%	(8,929,652)

	TOTAL NET ASSETS - 100.0%	$25,775,276

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,009,650.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.0800% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	4/19/2022	3,392	$1,699,798	$(799,087)
0.0400% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	8/12/2022	14,509	8,405,334	(1,688,964)
0.3400% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse International	12/7/2022	9,650	5,605,973	(1,081,202)
0.2400% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Barclays	12/7/2022	6,112	3,722,309	(512,409)
0.3600% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/14/2022	27,136	17,309,352	(1,477,262)
0.0800% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	1/18/2023	8,765	5,297,217	(772,091)
0.0800% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	2/15/2023	4,977	3,264,657	(180,128)

					$45,304,640	$(6,511,143)

Direxion Daily Fintech Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 80.4%
Administrative and Support Services - 13.2%
1,114	Evertec, Inc.	$48,615
2,148	EVO Payments, Inc. (a)	51,810
243	FleetCor Technologies, Inc. (a)	57,897
2,368	i3 Verticals, Inc. (a)	54,796
1,566	Loyalty Ventures Inc. (a)	45,900
1,193	nCino, Inc. (a)	54,675
3,176	Repay Holdings Corp. (a)	56,819
536	Upstart Holdings, Inc. (a)	58,429
1,932	Visa, Inc. Class A	436,960

		865,901

Amusement, Gambling, and Recreation Industries - 2.0%
881	Global Payments, Inc.	132,044

Credit Intermediation and Related Activities - 24.2%
863	Affirm Holdings, Inc. (a)	55,292
2,506	American Express Co.	450,629
895	Discover Financial Services	103,596
405	Euronet Worldwide, Inc. (a)	54,226
1,852	Fidelity National Information Services, Inc.	222,092
1,507	Green Dot Corp. (a)	47,787
2,379	LendingClub Corp. (a)	44,630
1,121	MasterCard, Inc. Class A	433,132
867	Meta Financial Group, Inc.	51,552
1,669	Synchrony Financial	71,083
2,742	Western Union Co.	51,851

		1,585,870

Data Processing, Hosting and Related Services - 4.6%
1,857	Fiserv, Inc. (a)	196,285
2,398	Pagseguro Digital Ltd. ADR (a)	54,243
329	WEX, Inc. (a)	52,962

		303,490

Heavy and Civil Engineering Construction - 0.8%
583	BlackLine, Inc. (a)	53,560

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.8%
2,255	Marathon Digital Holdings, Inc. (a)	53,083

Management of Companies and Enterprises - 4.5%
1,289	Capital One Financial Corp.	189,135
10,471	Lufax Holding Ltd. ADR (a)	52,041
3,440	StoneCo Ltd. ADR (a)	53,595

		294,771

Merchant Wholesalers, Durable Goods - 0.7%
23,133	OneConnect Financial Technology Co. Ltd. ADR (a)	46,266

Printing and Related Support Activities - 0.8%
8,140	BTRS Holdings, Inc. (a)	52,096

Professional, Scientific, and Technical Services - 4.0%
770	Alliance Data Systems Corp.	53,161
1,672	EBIX, Inc.	50,812
304	Jack Henry & Associates, Inc.	51,014
3,317	Riot Blockchain, Inc. (a)	52,873
1,071	Shift4 Payments, Inc. (a)	56,463

		264,323

Publishing Industries (except Internet) - 15.2%
1,494	ACI Worldwide, Inc. (a)	51,349
505	Avalara, Inc. (a)	55,358
317	Bill.com Holdings, Inc. (a)	59,663
679	Black Knight, Inc. (a)	50,653
1,216	Block, Inc. (a)	148,705
883	Bottomline Technology, Inc. (a)	49,792
753	Intuit, Inc.	418,088
784	Q2 Holdings, Inc. (a)	51,156
681	SS&C Technologies Holdings, Inc.	54,391
3,690	Vertex, Inc. (a)	53,542

		992,697

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.4%
2,071	Assetmark Financial Holdings, Inc. (a)	49,683
8,575	Paya Holdings, Inc. (a)	56,166
14,416	Paysafe Ltd. ADR (a)	52,330

		158,179

Support Activities for Mining - 0.8%
27,328	HIVE Blockchain Technologies Ltd ADR (Canada) (a)	54,383

Telecommunications - 6.4%
2,433	PayPal Holdings, Inc. (a)	418,330

	TOTAL COMMON STOCKS (Cost $5,145,325)	$5,274,993

	TOTAL INVESTMENTS (Cost $5,145,325) - 80.4% (b)	$5,274,993
	Other Assets in Excess of Liabilities - 19.6%	1,282,161

	TOTAL NET ASSETS - 100.0%	$6,557,154

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,723,204.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx US Fintech and Decentralized Finance Index	0.7400 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	3,232	$7,525,876	$313,700

Direxion Daily Global Clean Energy Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 81.8%
248,531	iShares Global Clean Energy ETF (a)	$4,659,956

	TOTAL INVESTMENT COMPANIES (Cost $5,844,721)	$4,659,956

SHORT TERM INVESTMENTS - 35.2%
Money Market Funds - 35.2%
596,824	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$596,824
1,406,780	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	1,406,780

	TOTAL SHORT TERM INVESTMENTS (Cost $2,003,604)	$2,003,604

	TOTAL INVESTMENTS (Cost $7,848,325) - 117.0% (c)	$6,663,560
	Liabilities in Excess of Other Assets - (17.0)%	(966,393)

	TOTAL NET ASSETS - 100.0%	$5,697,167

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,002,118.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of The S&P Global Clean Energy Index	0.4900 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/27/2022	276,609	$6,073,534	$(868,532)
Total return of The S&P Global Clean Energy Index	0.6900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	82,570	1,646,544	(98,660)

					$7,720,078	$(967,192)

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 50.0%
11,154,646	VanEck Vectors™ Gold Miners ETF (a)	$337,204,948

	TOTAL INVESTMENT COMPANIES (Cost $370,921,899)	$337,204,948

SHORT TERM INVESTMENTS - 51.1%
Money Market Funds - 51.1%
218,088,144	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$218,088,144
126,162,230	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	126,162,230

	TOTAL SHORT TERM INVESTMENTS (Cost $344,250,374)	$344,250,374

	TOTAL INVESTMENTS (Cost $715,172,273) - 101.1% (c)	$681,455,322
	Liabilities in Excess of Other Assets - (1.1)%	(7,682,428)

	TOTAL NET ASSETS - 100.0%	$673,772,894

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $368,657,688.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Vectors® Gold Miners ETF	1.1700 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	1,889,196	$58,990,529	$(1,588,431)
Total return of VanEck Vectors® Gold Miners ETF	0.8300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	8,347,739	273,722,362	(21,446,397)
Total return of VanEck Vectors® Gold Miners ETF	0.8100 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	12,079,632	368,328,896	2,283,993
Total return of VanEck Vectors® Gold Miners ETF	0.8900 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	6,071,180	186,263,802	508,514
Total return of VanEck Vectors® Gold Miners ETF	1.2500 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	3,454,438	105,626,634	69,179
Total return of VanEck Vectors® Gold Miners ETF	0.8900 % representing 1 month LIBOR rate + spread	J.P. Morgan	2/10/2023	1,580,084	47,418,321	320,373

					$1,040,350,544	$(19,852,769)

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.4%
Money Market Funds - 97.4%
41,192,103	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$41,192,103
24,716,518	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	24,716,518

	TOTAL SHORT TERM INVESTMENTS (Cost $65,908,621) (b)	$65,908,621

	TOTAL INVESTMENTS (Cost $65,908,621) - 97.4%	$65,908,621
	Other Assets in Excess of Liabilities - 2.6%	1,734,496

	TOTAL NET ASSETS - 100.0%	$67,643,117

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,632,819.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.0100)% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	5/16/2022	1,375,112	$43,302,277	$997,147
0.6700 % representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse International	12/7/2022	431,422	13,425,853	167,417
0.4200 % representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/7/2022	106,919	3,281,897	51,363
0.4200 % representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/7/2022	165,065	4,835,437	(305,347)
0.2700 % representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/13/2022	1,172,634	36,510,621	1,063,888
0.6900 % representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/13/2022	727,243	22,269,577	169,628
0.6300 % representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/14/2022	496,836	15,343,810	209,715

					$138,969,472	$2,353,811

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 41.1%
4,200,320	VanEck VectorsTM Junior Gold Miners ETF (a)(b)	$160,998,265

	TOTAL INVESTMENT COMPANIES (Cost $181,865,584)	$160,998,265

SHORT TERM INVESTMENTS - 77.8%
Money Market Funds - 77.8%
209,043,903	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$209,043,903
95,932,156	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	95,932,156

	TOTAL SHORT TERM INVESTMENTS (Cost $304,976,059)	$304,976,059

	TOTAL INVESTMENTS (Cost $486,841,643) - 118.9% (e)	$465,974,324
	Liabilities in Excess of Other Assets - (18.9)%	(73,858,605)

	TOTAL NET ASSETS - 100.0%	$392,115,719

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $262,017,509.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.8400% representing 1 month LIBOR rate + spread	J.P. Morgan	3/28/2022	1,052,157	$44,169,551	$(3,112,325)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.8300% representing 1 month LIBOR rate + spread	BNP Paribas	6/14/2022	4,242,602	225,282,166	(60,847,864)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.8300% representing 1 month LIBOR rate + spread	BNP Paribas	11/15/2022	89,100	4,265,217	(791,655)
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.2700% representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	1,844,396	75,464,587	(3,592,011)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.8400% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	7,379,231	296,787,790	(10,300,328)
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.0100% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	1,271,231	51,777,239	(2,179,908)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.8300% representing 1 month LIBOR rate + spread	BNP Paribas	1/18/2023	381,149	15,860,321	(1,262,560)

					$713,606,871	$(82,086,651)

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.0%
Money Market Funds - 102.0%
48,443,705	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$48,443,705
16,176,657	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	16,176,657

	TOTAL SHORT TERM INVESTMENTS (Cost $64,620,362) (b)	$64,620,362

	TOTAL INVESTMENTS (Cost $64,620,362) - 102.0%	$64,620,362
	Liabilities in Excess of Other Assets - (2.0)%	(1,294,479)

	TOTAL NET ASSETS - 100.0%	$63,325,883

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,903,516.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.4200 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	6/14/2022	573,422	$30,448,708	$7,775,398
0.6700 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse International	12/7/2022	99,063	3,695,156	(104,927)
0.3200 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/13/2022	1,645,009	63,941,500	891,157
0.6100 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/13/2022	986,889	42,329,896	3,847,168

					$140,415,260	$12,408,796

Direxion Daily Metal Miners Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 80.3%
Fabricated Metal Product Manufacturing - 4.0%
523	Materion Corp.	$43,331
2,021	Nucor Corp.	204,929

		248,260

Merchant Wholesalers, Durable Goods - 1.1%
1,776	Schnitzer Steel Industries, Inc.	69,513

Mining (except Oil and Gas) - 29.8%
2,483	Alpha Metallurgical Resources, Inc. (a)	157,000
2,694	Arch Resources, Inc.	254,960
37,279	Coeur Mining, Inc. (a)	174,839
5,101	CONSOL Energy Inc. (a)	110,896
5,960	Freeport-McMoRan Copper & Gold, Inc.	221,831
5,931	Gatos Silver Inc. (a)	18,445
4,076	Newmont Mining Corp.	249,329
24,433	Peabody Energy Corp. (a)	263,876
2,331	Royal Gold, Inc.	236,713
65,788	Uranium Energy Corp. (a)	171,707

		1,859,596

Primary Metal Manufacturing - 33.2%
4,686	Alcoa Corp.	265,743
12,724	Allegheny Technologies, Inc. (a)	232,722
5,213	Arconic Corp. (a)	161,238
2,110	Carpenter Technology Corp.	60,599
12,572	Century Aluminum Co. (a)	192,854
6,666	Commercial Metals Co.	222,911
283	Haynes International Inc.	10,646
856	Kaiser Aluminum Corp.	81,962
1,447	Reliance Steel & Aluminum Co.	221,217
3,807	Steel Dynamics, Inc.	211,365
5,993	SunCoke Energy Inc.	41,052
4,266	TimkenSteel Corp. (a)	59,852
10,062	United States Steel Corp.	208,485
1,981	Worthington Industries, Inc.	107,331

		2,077,977

Real Estate - 3.1%
4,839	MP Materials Corp. (a)	193,270

Support Activities for Mining - 9.1%
11,288	Cleveland-Cliffs Inc. (a)	193,476
2,466	Compass Minerals International, Inc.	131,684
45,106	Hecla Mining Co.	223,726
24,340	McEwen Mining Inc. (a)	20,748

		569,634

	TOTAL COMMON STOCKS (Cost $5,147,261)	$5,018,250

SHORT TERM INVESTMENTS - 31.3%
Money Market Funds - 31.3%
1,957,525	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$1,957,525

	TOTAL SHORT TERM INVESTMENTS (Cost $1,957,525)	$1,957,525

	TOTAL INVESTMENTS (Cost $7,104,786) - 111.6% (c)	$6,975,775
	Liabilities in Excess of Other Assets - (11.6)%	(723,425)

	TOTAL NET ASSETS - 100.0%	$6,252,350

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,997,570.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Metals & Mining Select Industry Index	0.7300% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	3,509	$8,212,405	$(724,179)

Direxion Daily Oil Services Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 83.4%
Machinery Manufacturing - 19.5%
12,697	Baker Hughes, a GE Co.	$348,406
4,300	Cactus, Inc.	208,378
2,213	Dril-Quip, Inc. (a)	55,967
12,365	NOV, Inc.	203,033
4,479	Oil States International, Inc (a)	28,083
24,992	TechnipFMC PLC ADR (United Kingdom) (a)	162,198

		1,006,065

Management of Companies and Enterprises - 2.2%
7,394	Expro Group Holdings N.V. ADR (Netherlands) (a)	115,790

Merchant Wholesalers, Durable Goods - 5.1%
7,949	ChampionX Corp. (a)	178,057
14,337	RPC, Inc. (a)	84,732

		262,789

Mining (except Oil and Gas) - 1.2%
6,414	U.S. Silica Holdings, Inc. (a)	61,254

Primary Metal Manufacturing - 5.0%
1,049	DMC Global, Inc. (a)	42,317
8,774	Tenaris S.A. ADR (Luxembourg)	213,910

		256,227

Support Activities for Mining - 50.4%
2,835	Core Laboratories N.V. ADR (Netherlands)	75,609
17,546	Halliburton Co.	539,364
10,815	Helix Energy Solutions Group, Inc. (a)	38,177
6,740	Helmerich & Payne, Inc.	193,438
9,392	Liberty Oilfield Services, Inc. (a)	113,643
720	Nabors Industries Ltd. ADR (a)	74,527
7,883	NexTier Oilfield Solutions, Inc. (a)	47,456
7,673	Oceaneering International, Inc. (a)	99,979
19,503	Patterson UTI Energy, Inc.	194,250
7,274	ProPetro Holding Corp. (a)	76,450
23,638	Schlumberger Ltd. ADR	923,537
8,722	Select Energy Services, Inc. (a)	58,176
53,289	Transocean Ltd. ADR (Switzerland) (a)	167,860

		2,602,466

	TOTAL COMMON STOCKS (Cost $4,226,494)	$4,304,591

	TOTAL INVESTMENTS (Cost $4,226,494) - 83.4% (b)	$4,304,591
	Other Assets in Excess of Liabilities - 16.6%	856,226

	TOTAL NET ASSETS - 100.0%	$5,160,817

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,539,982.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MVIS US Listed Oil Services 25 Index	0.7400 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	11,456	$5,915,841	$99,907

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 48.2%
441,733	Global X Robotics & Artificial Intelligence ETF (a)	$13,119,470

	TOTAL INVESTMENT COMPANIES (Cost $11,822,163)	$13,119,470

SHORT TERM INVESTMENTS - 80.4%
Money Market Funds - 80.4%
8,492,622	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$8,492,622
4,729,266	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	4,729,266
8,672,386	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	8,672,386

	TOTAL SHORT TERM INVESTMENTS (Cost $21,894,274)	$21,894,274

	TOTAL INVESTMENTS (Cost $33,716,437) - 128.6% (c)	$35,013,744
	Liabilities in Excess of Other Assets - (28.6)%	(7,772,730)

	TOTAL NET ASSETS - 100.0%	$27,241,014

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,008,298.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.4900 % representing 1 month LIBOR rate + spread	J.P. Morgan	6/13/2022	488,594	$17,125,220	$(2,625,361)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	1.0400 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	225,516	8,055,432	(1,370,747)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.7900 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	342,611	12,550,616	(2,389,698)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.6900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	28,338	978,151	(137,023)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.8300 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	307,651	10,335,945	(1,206,454)

					$49,045,364	$(7,729,283)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 56.7%
Chemical Manufacturing - 1.2%
172,282	Aemetis, Inc. (a)(b)	$1,579,826
399,563	Alto Ingredients, Inc. (a)	2,069,736
1,905,274	Gevo, Inc. (a)(b)	6,516,037

		10,165,599

Gasoline Stations - 1.8%
86,618	Chevron Corp.	11,375,542
232,747	Delek US Holdings, Inc. (a)	3,612,233

		14,987,775

Machinery Manufacturing - 1.2%
531,382	Range Resources Corp. (a)	10,229,104

Merchant Wholesalers, Durable Goods - 0.0%(†)
3,033	REX American Resources Corp. (a)	292,472

Merchant Wholesalers, Nondurable Goods - 0.3%
92,027	World Fuel Services Corp.	2,596,082

Mining (except Oil and Gas) - 1.1%
613,116	CNX Resources Corp. (a)	9,092,510

Oil and Gas Extraction - 31.4%
588,764	Antero Resources Corp. (a)	11,498,561
384,338	APA Corp.	12,763,865
83,600	Berry Petroleum Corp.	726,484
52,718	Brigham Minerals Inc.	1,140,817
1,230,014	Centennial Resource Development, Inc. (a)	9,606,409
958,842	Clean Energy Fuels Corp. (a)	5,820,171
794,351	Comstock Resources Inc. (a)	6,180,051
223,223	Continental Resources, Inc.	11,594,203
490,216	Coterra Energy, Inc.	10,735,730
54,688	Crescent Energy Co. (a)(b)	725,710
236,075	Devon Energy Corp.	11,938,313
114,299	EOG Resources, Inc.	12,742,053
491,388	EQT Corp. (a)	10,441,995
183,659	Green Plains, Inc. (a)	5,608,946
1,545,726	Kosmos Energy Ltd. (a)	6,692,994
408,821	Magnolia Oil & Gas Corp.	8,842,798
631,960	Marathon Oil Corp.	12,304,261
258,583	Matador Resources Co.	11,576,761
360,546	Murphy Oil Corp.	11,393,254
54,200	Oasis Petroleum, Inc.	7,340,306
333,128	Occidental Petroleum Corp.	12,548,932
295,914	Ovintiv, Inc.	11,481,463
68,632	Par Pacific Holdings, Inc. (a)	967,711
158,844	PDC Energy, Inc.	9,414,684
141,348	Phillips 66	11,984,897
81,281	Ranger Oil Corp. (a)	2,520,524
199,534	Renewable Energy Group, Inc. (a)	8,033,239
312,894	SM Energy Co.	10,266,052
1,863,706	Southwestern Energy Co. (a)	8,200,306
241,772	Talos Energy, Inc. (a)	2,572,454
2,723,048	Tellurian, Inc. (a)(b)	6,834,850
107,614	Whiting Petroleum Corp. (a)	7,990,339

		262,489,133

Petroleum and Coal Products Manufacturing - 10.1%
139,480	ConocoPhillips	12,360,718
163,361	CVR Energy, Inc.	3,190,440
162,681	Exxon Mobil Corp.	12,357,249
309,587	HollyFrontier Corp.	10,885,079
147,088	Laredo Petroleum, Inc. (a)	9,878,430
160,944	Marathon Petroleum Corp.	11,547,732
801,437	PBF Energy, Inc. (a)	12,694,762
144,676	Valero Energy Corp.	12,003,768

		84,918,178

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
5,133	Texas Pacific Land Corp.	5,517,975

Support Activities for Mining - 8.9%
163,076	California Resources Corp.	6,950,299
196,667	Callon Petroleum Co. (a)(b)	9,723,216
126,912	Civitas Resources, Inc.	6,916,704
122,011	Denbury, Inc. (a)	9,167,907
92,195	Diamondback Energy, Inc.	11,631,321
15,972	Gulfport Energy Corp. (a)	1,045,367
129,493	Hess Corp.	11,950,909
198,515	Northern Oil and Gas, Inc.	4,669,073
55,631	Pioneer Natural Resources Co.	12,177,070

		74,231,866

	TOTAL COMMON STOCKS (Cost $450,113,473)	$474,520,694

SHORT TERM INVESTMENTS - 43.7%
Money Market Funds - 43.7%
254,131,336	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$254,131,336
110,872,395	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	110,872,395

	TOTAL SHORT TERM INVESTMENTS (Cost $365,003,731)	$365,003,731

	TOTAL INVESTMENTS (Cost $815,117,204) - 100.4% (e)	$839,524,425
	Liabilities in Excess of Other Assets - (0.4)%	(3,450,636)

	TOTAL NET ASSETS - 100.0%	$836,073,789

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $327,445,818.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.6900 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	51,855	$194,438,620	$17,890,967
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.5800 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	61,000	221,919,830	27,710,791
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.3400 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	36,896	142,532,938	8,522,737
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.4400 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	26,355	100,766,728	7,103,208
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.7900 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	54,429	211,828,606	10,887,504
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.2900 % representing 1 month LIBOR rate + spread	J.P. Morgan	2/10/2023	62,061	249,696,227	4,494,370

					$1,121,182,949	$76,609,577

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 114.2%
Money Market Funds - 114.2%
52,892,583	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$52,892,583
30,495,354	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	30,495,354

	TOTAL SHORT TERM INVESTMENTS (Cost $83,387,937) (b)	$83,387,937

	TOTAL INVESTMENTS (Cost $83,387,937) - 114.2%	$83,387,937
	Liabilities in Excess of Other Assets - (14.2)%	(10,340,675)

	TOTAL NET ASSETS - 100.0%	$73,047,262

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,149,844.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.3600)% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	3/18/2022	11,907	$46,535,890	$(2,258,009)
0.3400% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse International	12/7/2022	1,357	5,088,288	(470,961)
(0.0100)% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/13/2022	16,364	63,928,081	(3,090,075)
0.2400% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/13/2022	1,969	7,957,159	1,418,684
0.3600% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/14/2022	4,096	17,156,692	384,503

					$140,666,110	$(4,015,858)

Direxion Daily Select Large Caps & FANGs Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 84.4%
Administrative and Support Services - 4.4%
5,120	Roblox Corp. (a)	$337,203

Computer and Electronic Product Manufacturing - 12.5%
2,830	Advanced Micro Devices, Inc. (a)	323,328
1,749	Apple, Inc.	305,690
1,304	NVIDIA Corp.	319,297

		948,315

Motion Picture and Sound Recording Industries - 4.4%
775	Netflix, Inc. (a)	331,034

Nonstore Retailers - 4.0%
103	Amazon.com, Inc. (a)	308,121

Other Information Services - 4.0%
112	Alphabet, Inc. Class A (a)	303,080

Professional, Scientific, and Technical Services - 21.1%
987	Meta Platforms, Inc. (a)	309,188
9,792	Snap, Inc. (a)	318,632
1,175	Snowflake, Inc. (a)	324,182
3,138	Unity Software, Inc. (a)	329,961
1,248	Zscaler, Inc. (a)	320,873

		1,602,836

Publishing Industries (except Internet) - 16.6%
1,764	CrowdStrike Holdings, Inc. (a)	318,649
2,175	Datadog, Inc. (a)	317,789
966	Microsoft Corp.	300,407
341	Shopify, Inc. ADR (Canada) (a)	328,806

		1,265,651

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 8.9%
14,252	Nio, Inc. ADR (a)	349,316
2,180	Sea Ltd. ADR (a)	327,676

		676,992

Telecommunications - 4.2%
2,071	Zoom Video Communications, Inc. (a)	319,514

Transportation Equipment Manufacturing - 4.3%
352	Tesla Motors, Inc. (a)	329,725

	TOTAL COMMON STOCKS (Cost $6,962,894)	$6,422,471

SHORT TERM INVESTMENTS - 21.7%
Money Market Funds - 21.7%
1,493,325	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$1,493,325
160,001	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	160,001

	TOTAL SHORT TERM INVESTMENTS (Cost $1,653,326)	$1,653,326

	TOTAL INVESTMENTS (Cost $8,616,220) - 106.1% (c)	$8,075,797
	Liabilities in Excess of Other Assets - (6.1)%	(461,839)

	TOTAL NET ASSETS - 100.0%	$7,613,958

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,609,997.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE FANG 20 Index	0.5900% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	23,967	$8,623,730	$182,337

Direxion Daily Software Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 85.2%
Administrative and Support Services - 0.6%
66	Alarm.com, Inc. (a)	$4,922
78	Envestnet, Inc. (a)	5,767
82	nCino, Inc. (a)	3,758
61	SentinelOne, Inc. (a)	2,730
66	Sprout Social, Inc. (a)	4,544

		21,721

Computer and Electronic Product Manufacturing - 2.4%
121	Avaya Holdings Corp. (a)	2,205
737	BlackBerry, Ltd. ADR (a)	6,066
94	Dolby Laboratories, Inc.	8,258
196	Fortinet, Inc. (a)	58,259
45	InterDigital, Inc.	3,106
344	Mandiant, Inc. (a)	5,191
157	Teradata Corp. (a)	6,333
150	Xperi Holdings, Corp.	2,530

		91,948

Data Processing, Hosting and Related Services - 1.2%
170	CDK Global, Inc.	7,305
99	Five9, Inc. (a)	12,444
60	Pegasystems, Inc.	5,953
118	RingCentral, Inc. (a)	20,826
165	Yext, Inc. (a)	1,337

		47,865

Electronics and Appliance Stores - 0.6%
181	Smartsheet, Inc. (a)	11,262
372	UiPath, Inc. (a)	13,589

		24,851

Food Services and Drinking Places - 0.3%
92	Manhattan Associates, Inc. (a)	12,316

Heavy and Civil Engineering Construction - 0.2%
78	BlackLine, Inc. (a)	7,166

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
145	Marathon Digital Holdings, Inc. (a)	3,413

Machinery Manufacturing - 0.2%
189	NCR Corp. (a)	7,193

Merchant Wholesalers, Durable Goods - 0.2%
84	New Relic, Inc. (a)	8,832

Motion Picture and Sound Recording Industries - 0.7%
165	Take-Two Interactive Software, Inc. (a)	26,951

Performing Arts, Spectator Sports, and Related Industries - 3.7%
1,122	Activision Blizzard, Inc.	88,649
406	Electronic Arts, Inc.	53,860

		142,509

Printing and Related Support Activities - 0.0% (†)
106	BTRS Holdings, Inc. (a)	679

Professional, Scientific, and Technical Services - 15.0%
87	Alteryx, Inc. (a)	4,965
211	Anaplan, Inc. (a)	10,187
117	Asana, Inc. (a)	6,140
96	Aspen Technology, Inc. (a)	14,415
18	CS Disco, Inc. (a)	618
127	Digital Turbine, Inc. (a)	5,607
21	Docebo, Inc. ADR (a)	1,191
104	Elastic NV ADR (Netherlands) (a)	9,698
78	Jamf Holding Corp. (a)	2,579
95	LivePerson, Inc. (a)	2,838
89	Mimecast Ltd. ADR (United Kingdom) (a)	7,094
187	Momentive Global, Inc. (a)	3,203
304	Nutanix, Inc. (a)	8,311
392	Open Text Corp. ADR	18,761
2,306	Palantir Technologies, Inc. (a)	31,615
141	Palto Alto Networks, Inc. (a)	72,953
58	Paylocity Holding Corp. (a) (a)	11,831
58	PROS Holdings, Inc. (a)	1,607
135	Qualtrics International, Inc. (a)	3,951
119	Riot Blockchain, Inc. (a)	1,897
286	ServiceNow, Inc. (a)	167,533
1,541	Snap, Inc. (a)	50,144
128	Sumo Logic, Inc. (a)	1,525
77	Telos, Corp. (a)	900
627	The Trade Desk, Inc. (a)	43,602
232	Unity Software, Inc. (a)	24,395
94	Verint Systems, Inc. (a)	4,825
289	VMware, Inc.	37,131
114	Zscaler, Inc. (a)	29,311

		578,827

Publishing Industries (except Internet) - 58.3%
169	ACI Worldwide, Inc. (a)	5,809
497	Adobe Systems, Inc. (a)	265,547
74	Altair Engineering, Inc. (a)	4,656
126	ANSYS, Inc. (a)	42,841
27	AppFolio, Inc. (a)	3,112
58	Appian, Corp. (a)	3,269
316	Autodesk, Inc. (a)	78,934
124	Avalara, Inc. (a)	13,593
265	Bentley Systems, Inc.	10,645
132	Bill.com Holdings, Inc. (a)	24,844
224	Black Knight, Inc. (a)	16,710
61	Blackbaud, Inc. (a)	4,157
55	Bottomline Technology, Inc. (a)	3,101
217	Box, Inc. (a)	5,670
102	C3.ai, Inc. (a)	2,687
399	Cadence Design Systems, Inc. (a)	60,704
196	Ceridian HCM Holding, Inc. (a)	14,861
180	Citrix Systems, Inc.	18,349
66	CommVault Systems, Inc. (a)	4,452
88	Confluent, Inc. (a)	5,754
23	Consensus Cloud Solutions, Inc. (a)	1,304
106	Coupa Software, Inc. (a)	14,233
297	CrowdStrike Holdings, Inc. (a)	53,650
371	Datadog, Inc. (a)	54,207
123	Descartes Systems Group, Inc. ADR (a)	8,951
284	DocuSign, Inc. (a)	35,719
43	Domo, Inc. (a)	2,019
406	Dropbox, Inc. (a)	10,048
109	Duck Creek Technologies, Inc. (a)	2,785
284	Dynatrace, Inc. (a)	15,580
55	Everbridge, Inc. (a)	2,812
39	Fair Isaac Corp. (a)	19,305
119	Guidewire Software, Inc. (a)	12,000
65	HubSpot, Inc. (a)	31,772
407	Intuit, Inc.	225,979
191	Lightspeed Commerce, Inc. ADR (a)	6,198
108	McAfee, Corp.	2,770
944	Microsoft Corp.	293,565
12	MicroStrategy, Inc. Class A (a)	4,416
99	N-able, Inc. (a)	1,105
838	NortonLifeLock, Inc.	21,796
410	Nuance Communications, Inc. (a)	22,652
2,323	Oracle Corp.	188,535
108	PagerDuty, Inc. (a)	3,566
69	Paycom Software, Inc. (a)	23,136
87	Ping Identity Holding Corp. (a)	1,722
64	Progress Software Corp.	2,913
151	PTC, Inc. (a)	17,555
82	Q2 Holdings, Inc. (a)	5,350
48	Qualys, Inc. (a)	6,151
81	Rapid7, Inc. (a)	7,803
133	SailPoint Technologies Holdings, Inc. (a)	5,146
1,188	Salesforce.com, Inc. (a)	276,364
232	Splunk, Inc. (a)	28,749
52	SPS Commerce, Inc. (a)	6,440
319	SS&C Technologies Holdings, Inc.	25,479
219	Synopsys, Inc. (a)	67,999
132	Tenable Holdings, Inc. (a)	6,785
60	Tyler Technologies, Inc. (a)	28,428
154	Varonis Systems, Inc. (a)	5,738
275	Workday, Inc. (a)	69,578
65	Workiva, Inc. (a)	7,688
175	Zendesk, Inc. (a)	17,239
165	Zuora, Inc. (a)	2,744
1,515	Zynga, Inc. (a)	13,741

		2,251,410

Rental and Leasing Services - 0.1%
55	Cerence, Inc. (a)	3,492

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
253	E2open, Inc. (a)	2,353
265	Matterport, Inc. (a)	2,578

		4,931

Telecommunications - 1.5%
164	8x8 Inc. (a)	2,518
363	Vonage Holdings Corp. (a)	7,565
312	Zoom Video Communications, Inc. (a)	48,135

		58,218

	TOTAL COMMON STOCKS (Cost $3,688,429)	$3,292,322

SHORT TERM INVESTMENTS - 25.1%
Money Market Funds - 25.1%
968,460	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$968,460

	TOTAL SHORT TERM INVESTMENTS (Cost $968,460)	$968,460

	TOTAL INVESTMENTS (Cost $4,656,889) - 110.3% (c)	$4,260,782
	Liabilities in Excess of Other Assets - (10.3)%	(398,172)

	TOTAL NET ASSETS - 100.0%	$3,862,610

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,240,650.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P North American Expanded Technology Software Index	0.7300 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	6,412	$4,823,195	$(392,665)

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 83.4%
Accommodation - 29.1%
4,525	Boyd Gaming Co. (a)	$269,056
5,541	Caesars Entertainment Inc. (a)	421,892
2,062	Choice Hotels International, Inc.	295,691
5,439	Hilton Grand Vacations, Inc. (a)	265,749
6,728	Hilton Worldwide Holdings, Inc. (a)	976,300
22,457	Host Hotels & Resorts, Inc. (a)	389,404
8,634	Huazhu Group Ltd. ADR (a)	341,216
7,147	InterContinental Hotels Group PLC ADR (United Kingdom) (a)	476,276
15,603	Las Vegas Sands Corp. (a)	683,411
7,326	Marriott International, Inc. Class A (a)	1,180,365
21,434	Melco Crown Entertainment Ltd. ADR (a)	226,343
14,551	MGM Resorts International	621,619
14,209	Park Hotels & Resorts, Inc. (a)	258,604
6,055	Penn National Gaming, Inc. (a)	276,168
19,276	Sunstone Hotel Investors, Inc. (a)	218,012
5,232	Travel + Leisure Co.	297,178
1,176	Vail Resorts, Inc.	325,870
4,024	Wyndham Hotels & Resorts, Inc.	337,815

		7,860,969

Administrative and Support Services - 8.2%
514	Booking Holdings, Inc. (a)	1,262,451
4,504	Live Nation Entertainment, Inc. (a)	493,233
5,605	Six Flags Entertainment Corp. (a)	221,341
8,412	TripAdvisor, Inc. (a)	228,386

		2,205,411

Air Transportation - 16.1%
6,277	Alaska Air Group, Inc. (a)	343,603
1,262	Allegiant Travel Co. (a)	225,469
25,397	American Airlines Group, Inc. (a)	418,289
20,454	Delta Air Lines, Inc. (a)	811,819
18,548	JetBlue Airways Corp. (a)	271,357
5,774	Ryanair Holdings PLC ADR (Ireland) (a)	644,494
5,136	SKYWEST, Inc. (a)	195,938
15,938	Southwest Airlines Co. (a)	713,385
10,368	Spirit Airlines, Inc. (a)	222,601
11,846	United Continental Holdings, Inc. (a)	507,956

		4,354,911

Amusement, Gambling, and Recreation Industries - 5.2%
7,460	The Walt Disney Co. (a)	1,066,556
4,040	Wynn Resorts Ltd. (a)	345,218

		1,411,774

Data Processing, Hosting and Related Services - 3.6%
6,265	Airbnb, Inc. (a)	964,622

Management of Companies and Enterprises - 5.6%
30,494	Carnival Corp. ADR (a)	604,086
18,924	Norwegian Cruise Line Holdings Ltd. ADR (a)	394,187
19,931	Trip.com Group Ltd. ADR (China) (a)	530,364

		1,528,637

Other Information Services - 1.0%
28,418	Sabre Corp. (a)	260,025

Performing Arts, Spectator Sports, and Related Industries - 1.1%
1,466	Churchill Downs, Inc.	308,300

Real Estate - 8.2%
16,426	Apple Hospitality REIT, Inc.	264,951
8,073	Gaming & Leisure Properties, Inc.	364,738
2,048	Marriott Vacations Worldwide Corp.	332,554
7,732	MGM Growth Properties LLC	300,620
10,136	Pebblebrook Hotel Trust	219,445
3,312	Ryman Hospitality Properties, Inc. (a)	292,781
15,656	VICI Properties, Inc.	448,075

		2,223,164

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
15,694	Virgin Galactic Holdings, Inc. (a)(b)	144,385

Support Activities for Transportation - 2.7%
3,985	Expedia, Inc. (a)	730,411

Water Transportation - 2.1%
7,393	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	575,249

	TOTAL COMMON STOCKS (Cost $23,003,307)	$22,567,858

SHORT TERM INVESTMENTS - 20.1%
Money Market Funds - 20.1%
2,609,097	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$2,609,097
2	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	2
2,818,429	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	2,818,429

	TOTAL SHORT TERM INVESTMENTS (Cost $5,427,528)	$5,427,528

	TOTAL INVESTMENTS (Cost $28,430,835) - 103.5% (e)	$27,995,386
	Liabilities in Excess of Other Assets - (3.5)%	(946,789)

	TOTAL NET ASSETS - 100.0%	$27,048,597

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,526,624.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of BlueStar® Travel and Vacation Index	0.4900 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/5/2022	86,576	$14,056,479	$(989,195)
Total return of BlueStar® Travel and Vacation Index	0.5400 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	122,246	18,329,925	126,263

					$32,386,404	$(862,932)

Direxion Daily US Infrastructure Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 65.5%
Administrative and Support Services - 0.8%
575	Mastec, Inc. (a)	$49,525

Air Transportation - 0.8%
652	Atlas Air Worldwide Holdings, Inc. (a)	52,375

Computer and Electronic Product Manufacturing - 0.8%
873	Itron, Inc. (a)	54,126

Construction of Buildings - 1.6%
630	Dycom Industries, Inc. (a)	53,103
4,459	Tutor Perini Corp. (a)	53,062

		106,165

Couriers and Messengers - 0.8%
1,964	Air Transport Services Group, Inc. (a)	52,733

Data Processing, Hosting and Related Services - 0.8%
574	CyrusOne, Inc. (a)	51,574

Electrical Equipment, Appliance, and Component Manufacturing - 1.7%
6,398	American Superconductor Corp. (a)	52,464
1,984	Powell Industries, Inc.	59,242

		111,706

Fabricated Metal Product Manufacturing - 0.8%
228	Valmont Industries, Inc.	49,528

Heavy and Civil Engineering Construction - 4.9%
2,224	Construction Partners, Inc. (a)	58,358
1,419	Granite Construction, Inc.	51,056
3,779	Great Lakes Dredge & Dock Corp. (a)	51,734
572	MYR Group, Inc. (a)	53,785
2,028	Primoris Services Corp.	52,160
1,938	Sterling Construction Co., Inc. (a)	49,245

		316,338

Machinery Manufacturing - 1.6%
1,067	Arcosa, Inc.	49,786
7,879	TechnipFMC PLC ADR (United Kingdom) (a)	51,135

		100,921

Management of Companies and Enterprises - 0.8%
845	Brookfield Infrastructure Partners L.P.	49,889

Pipeline Transportation - 0.8%
6,092	Euronav NV ADR (Belgium) (a)	50,685

Professional, Scientific, and Technical Services - 5.6%
737	AECOM	50,949
2,463	Fluor Corp. (a)	51,822
5,875	Infrastructure and Energy Alternatives, Inc. (a)	52,992
399	Jacobs Engineering Group, Inc.	51,942
475	NV5 Global, Inc. (a)	49,680
981	Stantec, Inc. ADR (Canada)	52,042
366	Tetra Tech, Inc.	50,944

		360,371

Rail Transportation - 3.9%
416	Canadian National Railway Co. ADR (Canada)	50,636
684	Canadian Pacific Railway Ltd. ADR (Canada)	48,838
1,497	CSX Corp.	51,227
185	Norfolk Southern Corp.	50,318
207	Union Pacific Corp.	50,622

		251,641

Real Estate - 3.1%
209	American Tower Corp.	52,563
280	Crown Castle International Corp.	51,103
329	Digital Realty Trust, Inc. (a)	49,097
4,212	Uniti Group, Inc. (a)	50,797

		203,560

Rental and Leasing Services - 1.7%
2,224	Global Ship Lease, Inc. ADR (United Kingdom)	59,648
681	Ryder System, Inc.	49,842

		109,490

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
3,433	Verra Mobility Corp. (a)	54,379

Specialty Trade Contractors - 0.8%
520	Quanta Services, Inc.	53,414

Support Activities for Transportation - 4.1%
5,574	Daseke, Inc. (a)	62,317
470	Forward Air Corp.	49,961
658	Hub Group, Inc. (a)	49,824
257	J.B. Hunt Transport Services, Inc.	49,483
561	Matson, Inc.	54,787

		266,372

Telecommunications - 2.4%
1,365	Argan, Inc.	50,710
71	Equinix, Inc. (a)	51,468
163	SBA Communications Corp.	53,047

		155,225

Transportation Equipment Manufacturing - 2.4%
3,408	Embraer SA ADR (Brazil) (a)	52,313
1,353	The Greenbrier Companies, Inc.	54,607
565	Wabtec Corp.	50,228

		157,148

Truck Transportation - 8.7%
601	ArcBest Corp.	53,153
3,248	Heartland Express, Inc.	48,590
918	Knight-Swift Transportation Holdings, Inc. Class A	51,941
3,175	Marten Transport Ltd.	52,991
172	Old Dominion Freight Line, Inc.	51,932
187	Saia, Inc. (a)	53,160
1,979	Schneider National, Inc.	50,662
528	TFI International, Inc. ADR (Canada)	50,846
2,984	Universal Logistics Holdings, Inc.	50,818
10,614	US Xpress Enterprises, Inc. (a)	47,869
1,138	Werner Enterprises, Inc.	50,743

		562,705

Utilities - 6.4%
3,642	Algonquin Power & Utilities Corp. ADR (Canada)	52,044
567	American Electric Power Co., Inc.	51,257
763	Black Hills Corp.	51,685
1,761	MDU Resources Group, Inc.	51,720
1,854	NiSource, Inc.	54,100
1,303	NRG Energy, Inc.	52,029
696	Ormat Technologies Inc. (a)	47,439
748	Xcel Energy, Inc.	52,106

		412,380

Water Transportation - 9.4%
3,689	Atlas Corp. ADR (United Kingdom)	53,343
4,216	Costamare, Inc. ADR (Marshall Islands)	55,398
654	Danaos Corp. ADR (Greece)	59,841
10,356	DHT Holdings Inc ADR (a)	50,537
1,263	Eagle Bulk Shipping, Inc. ADR (Marshall Islands) (a)	56,608
7,854	Frontline Ltd ADR (Bermuda) (a)	51,601
818	Kirby Corp. (a)	53,317
4,330	Scorpio Tankers, Inc. ADR (Monaco) (a)	58,931
6,358	SFL Corp. Ltd. ADR (Bermuda)	52,136
2,540	Star Bulk Carriers Corp. ADR (Greece) (a)	56,490
878	ZIM Integrated Shipping Services ADR (United Kingdom) (a)	58,579

		606,781

	TOTAL COMMON STOCKS (Cost $4,178,218)	$4,239,031

SHORT TERM INVESTMENTS - 37.6%
Money Market Funds - 37.6%
2,438,802	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$2,438,802

	TOTAL SHORT TERM INVESTMENTS (Cost $2,438,802)	$2,438,802

	TOTAL INVESTMENTS (Cost $6,617,020) - 103.1% (c)	$6,677,833
	Liabilities in Excess of Other Assets - (3.1)%	(201,964)

	TOTAL NET ASSETS - 100.0%	$6,475,869

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,016,526.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Indxx US Infrastructure Index	0.5400% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,289	$3,015,016	$(37,714)
Total return of Indxx US Infrastructure Index	0.6800% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	2,485	5,904,781	(165,920)

					$8,919,797	$(203,634)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 67.3%
189,604	iShares Core S&P Mid-Cap ETF (a)	$49,778,635

	TOTAL INVESTMENT COMPANIES (Cost $45,684,174)	$49,778,635

SHORT TERM INVESTMENTS - 43.4%
Money Market Funds - 43.4%
10,605,048	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$10,605,048
21,515,007	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	21,515,007

	TOTAL SHORT TERM INVESTMENTS (Cost $32,120,055)	$32,120,055

	TOTAL INVESTMENTS (Cost $77,804,229) - 110.7% (c)	$81,898,690
	Liabilities in Excess of Other Assets - (10.7)%	(7,911,075)

	TOTAL NET ASSETS - 100.0%	$73,987,615

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $78,009,683.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P MidCap 400® Index	0.3400 % representing 1 month LIBOR rate + spread	J.P. Morgan	3/14/2022	29,574	$81,435,222	$(3,433,764)
Total return of S&P MidCap 400® Index	0.3400 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	5,496	15,278,000	(777,130)
Total return of S&P MidCap 400® Index	0.4900 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	15,745	43,728,903	(2,196,688)
Total return of S&P MidCap 400® Index	0.5400 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	14,523	39,748,332	(1,447,698)

					$180,190,457	$(7,855,280)

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 68.9%
5,096,384	iShares Core S&P 500 ETF (a)	$2,302,393,400

	TOTAL INVESTMENT COMPANIES (Cost $2,129,984,686)	$2,302,393,400

SHORT TERM INVESTMENTS - 37.1%
Money Market Funds - 37.1%
773,559,968	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$773,559,968
91,784,715	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.01% (b)	91,784,715
125,134,398	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	125,134,398
248,198,496	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	248,198,496

	TOTAL SHORT TERM INVESTMENTS (Cost $1,238,677,577)	$1,238,677,577

	TOTAL INVESTMENTS (Cost $3,368,662,263) - 106.0% (c)	$3,541,070,977
	Liabilities in Excess of Other Assets - (6.0)%	(200,013,373)

	TOTAL NET ASSETS - 100.0%	$3,341,057,604

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,607,903,319.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	0.5400 % representing 1 month LIBOR rate + spread	Goldman Sachs	10/26/2022	223,340	$1,000,260,454	$9,677,124
Total return of S&P 500® Index	0.5900 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	268,239	1,256,248,568	(44,061,377)
Total return of S&P 500® Index	0.5300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	294,769	1,382,278,180	(50,102,831)
Total return of S&P 500® Index	0.2900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	310,125	1,448,696,361	(46,745,864)
Total return of S&P 500® Index	0.4900 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	175,853	820,785,085	(26,031,911)
Total return of S&P 500® Index	0.6800 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	287,105	1,284,362,011	12,280,437
Total return of S&P 500® Index	0.3900 % representing 1 month LIBOR rate + spread	J.P. Morgan	2/10/2023	150,415	703,495,467	(24,080,198)

					$7,896,126,126	$(169,064,620)

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.6%
Money Market Funds - 111.6%
185,472,729	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$185,472,729
41,480,215	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.01% (a)	41,480,215
41,603,199	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	41,603,199
117,381,459	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	117,381,459

	TOTAL SHORT TERM INVESTMENTS (Cost $385,937,602) (b)	$385,937,602

	TOTAL INVESTMENTS (Cost $385,937,602) - 111.6%	$385,937,602
	Liabilities in Excess of Other Assets - (11.6)%	(40,198,011)

	TOTAL NET ASSETS - 100.0%	$345,739,591

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $230,476,400.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.0800 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	5/17/2022	6,829	$28,346,184	$(2,799,338)
0.0800 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	6/14/2022	3,525	14,894,013	(1,147,768)
0.0800 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	9/20/2022	15,257	68,012,950	(1,255,438)
0.2700 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Barclays	12/7/2022	46,929	220,017,736	7,933,010
0.0900 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/13/2022	23,555	110,991,631	4,473,369
0.2900 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/13/2022	39,663	180,246,938	1,076,874
0.3700 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/14/2022	6,608	31,157,138	1,186,033
0.3400 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Goldman Sachs	1/4/2023	31,318	145,165,578	3,610,363
0.1400 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	J.P. Morgan	2/10/2023	56,020	260,917,729	7,708,724

					$1,059,749,897	$20,785,829

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 63.6%
5,517,879	iShares Russell 2000 ETF (a)(b)	$1,110,417,970

	TOTAL INVESTMENT COMPANIES (Cost $1,202,709,013)	$1,110,417,970

SHORT TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
375,418,006	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$375,418,006
124,903,935	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	124,903,935
493,830,826	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	493,830,826

	TOTAL SHORT TERM INVESTMENTS (Cost $994,152,767)	$994,152,767

	TOTAL INVESTMENTS (Cost $2,196,861,780) - 120.6% (e)	$2,104,570,737
	Liabilities in Excess of Other Assets - (20.6)%	(359,000,160)

	TOTAL NET ASSETS - 100.0%	$1,745,570,577

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,549,290,851.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	0.3400% representing 1 month LIBOR rate + spread	J.P. Morgan	4/26/2022	106,269	$241,411,925	$(25,689,488)
Total return of Russell 2000® Index	0.3800% representing 1 month LIBOR rate + spread	BNP Paribas	6/14/2022	32,905	72,181,790	(5,120,222)
Total return of Russell 2000® Index	0.4400% representing 1 month LIBOR rate + spread	Barclays	12/7/2022	395,000	890,246,260	(88,441,091)
Total return of Russell 2000® Index	0.5400% representing 1 month LIBOR rate + spread	Credit Suisse International	12/8/2022	225,000	502,760,685	(46,161,302)
Total return of Russell 2000® Index	0.2800% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	301,455	660,522,754	(48,557,006)
Total return of Russell 2000® Index	0.4400% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	440,312	898,078,364	(4,889,579)
Total return of Russell 2000® Index	0.6700% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	346,271	741,284,600	(38,824,875)
Total return of Russell 2000® Index	0.3800% representing 1 month LIBOR rate + spread	BNP Paribas	12/21/2022	91,000	200,106,956	(15,384,526)
Total return of Russell 2000® Index	0.3800% representing 1 month LIBOR rate + spread	BNP Paribas	1/18/2023	46,095	101,723,058	(8,224,072)
Total return of Russell 2000® Index	0.3800% representing 1 month LIBOR rate + spread	BNP Paribas	2/15/2023	50,000	101,442,935	(20,285)

					$4,409,759,327	$(281,312,446)

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.2%
Money Market Funds - 104.2%
250,792,991	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$250,792,991
111,467,325	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	111,467,325

	TOTAL SHORT TERM INVESTMENTS (Cost $362,260,316) (b)	$362,260,316

	TOTAL INVESTMENTS (Cost $362,260,316) - 104.2%	$362,260,316
	Liabilities in Excess of Other Assets - (4.2)%	(14,568,888)

	TOTAL NET ASSETS - 100.0%	$347,691,428

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $218,285,268.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.0400% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	7/1/2022	106,106	$232,924,846	$17,484,952
0.1800% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/7/2022	106,500	223,247,963	7,202,968
(0.0100)% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/13/2022	76,663	171,113,721	15,450,733
0.2400% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/13/2022	34,465	76,725,645	5,734,723
0.3100% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/14/2022	190,512	392,185,377	5,731,931

					$1,096,197,552	$51,605,307

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 70.1%
9,228,172	iShares China Large-Cap ETF (a)(b)	$350,116,846

	TOTAL INVESTMENT COMPANIES (Cost $363,804,659)	$350,116,846

SHORT TERM INVESTMENTS - 44.9%
Money Market Funds - 44.9%
194,469,958	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$194,469,958
23,590,334	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	23,590,334
6,389,891	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	6,389,891

	TOTAL SHORT TERM INVESTMENTS (Cost $224,450,183)	$224,450,183

	TOTAL INVESTMENTS (Cost $588,254,842) - 115.0% (e)	$574,567,029
	Liabilities in Excess of Other Assets - (15.0)%	(75,116,385)

	TOTAL NET ASSETS - 100.0%	$499,450,644

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $490,015,215.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	0.4300 % representing 1 month LIBOR rate + spread	BNP Paribas	4/19/2022	3,348,836	$156,040,768	$(27,094,450)
Total return of iShares China Large-Cap ETF	0.4300 % representing 1 month LIBOR rate + spread	BNP Paribas	7/19/2022	5,055,846	231,929,930	(38,423,338)
Total return of iShares China Large-Cap ETF	0.7900 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	7,177,322	273,997,859	(523,521)
Total return of iShares China Large-Cap ETF	0.3900 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	9,206,414	341,354,484	7,920,271
Total return of iShares China Large-Cap ETF	0.6900 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	4,727,954	173,578,291	5,710,827
Total return of iShares China Large-Cap ETF	0.4300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/21/2022	750,000	29,150,829	(389,326)

					$1,206,052,161	$(52,799,537)

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 116.5%
Money Market Funds - 116.5%
33,014,466	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$33,014,466
23,177,855	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	23,177,855

	TOTAL SHORT TERM INVESTMENTS (Cost $56,192,321) (b)	$56,192,321

	TOTAL INVESTMENTS (Cost $56,192,321) - 116.5%	$56,192,321
	Liabilities in Excess of Other Assets - (16.5)%	(7,944,216)

	TOTAL NET ASSETS - 100.0%	$48,248,105

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,067,432.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.1900% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/13/2022	1,644,341	$60,695,192	$(1,675,704)
0.2600% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/14/2022	2,171,242	79,426,065	(2,975,369)

					$140,121,257	$(4,651,073)

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 44.8%
274,789	Vanguard FTSE Europe ETF (a)	$18,081,116

	TOTAL INVESTMENT COMPANIES (Cost $18,660,944)	$18,081,116

SHORT TERM INVESTMENTS - 55.8%
Money Market Funds - 55.8%
14,194,321	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$14,194,321
8,319,923	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	8,319,923

	TOTAL SHORT TERM INVESTMENTS (Cost $22,514,244)	$22,514,244

	TOTAL INVESTMENTS (Cost $41,175,188) - 100.6% (c)	$40,595,360
	Liabilities in Excess of Other Assets - (0.6)%	(216,204)

	TOTAL NET ASSETS - 100.0%	$40,379,156

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,538,143.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	0.4900 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/6/2022	433,677	$28,093,596	$442,351
Total return of Vanguard FTSE Europe ETF	0.7400 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	183,065	12,113,412	42,294
Total return of Vanguard FTSE Europe ETF	0.3300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	286,710	19,298,450	(433,109)
Total return of Vanguard FTSE Europe ETF	0.5400 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	454,065	30,376,327	(293,280)
Total return of Vanguard FTSE Europe ETF	0.7800 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	208,722	13,968,659	(125,574)

					$75,756,848	$(809,669)

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 4.7%
145,196	iShares MSCI Emerging Markets ETF (a)	$7,091,373

	TOTAL INVESTMENT COMPANIES (Cost $7,040,681)	$7,091,373

SHORT TERM INVESTMENTS - 98.4%
Money Market Funds - 98.4%
90,568,064	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$90,568,064
58,547,528	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	58,547,528

	TOTAL SHORT TERM INVESTMENTS (Cost $149,115,592)	$149,115,592

	TOTAL INVESTMENTS (Cost $156,156,273) - 103.1% (c)	$156,206,965
	Liabilities in Excess of Other Assets - (3.1)%	(4,673,656)

	TOTAL NET ASSETS - 100.0%	$151,533,309

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $93,046,163.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	0.3900% representing 1 month LIBOR rate + spread	J.P. Morgan	3/23/2022	3,000,000	$148,832,447	$(1,227,969)
Total return of iShares MSCI Emerging Markets ETF	0.3200% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	2,000,000	99,754,933	(1,371,022)
Total return of iShares MSCI Emerging Markets ETF	0.7900% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	4,163,080	206,566,160	(1,996,000)

					$455,153,540	$(4,594,991)

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 115.2%
Money Market Funds - 115.2%
21,443,174	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$21,443,174
9,160,270	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	9,160,270

	TOTAL SHORT TERM INVESTMENTS (Cost $30,603,444) (b)	$30,603,444

	TOTAL INVESTMENTS (Cost $30,603,444) - 115.2%	$30,603,444
	Liabilities in Excess of Other Assets - (15.2)%	(4,042,472)

	TOTAL NET ASSETS - 100.0%	$26,560,972

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,190,255.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.2600)% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	5/2/2022	400,000	$19,553,561	$(144,516)
0.0400% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/13/2022	500,000	25,040,000	255,382
0.3100% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/14/2022	731,652	35,892,029	(318,641)

					$80,485,590	$(207,775)

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 24.2%
56,492	iShares MSCI Mexico ETF (a)(b)	$2,742,687

	TOTAL INVESTMENT COMPANIES (Cost $2,806,466)	$2,742,687

SHORT TERM INVESTMENTS - 103.9%
Money Market Funds - 103.9%
6,847,251	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$6,847,251
3	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	3
4,922,268	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	4,922,268

	TOTAL SHORT TERM INVESTMENTS (Cost $11,769,522)	$11,769,522

	TOTAL INVESTMENTS (Cost $14,575,988) - 128.1% (e)	$14,512,209
	Liabilities in Excess of Other Assets - (28.1)%	(3,184,637)

	TOTAL NET ASSETS - 100.0%	$11,327,572

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,901,349.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico ETF	0.0300% representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	22,989	$1,071,287	$59,886
Total return of iShares MSCI Mexico ETF	0.0300% representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	22,975	1,163,420	(48,013)
Total return of iShares MSCI Mexico ETF	0.4800% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	247,517	11,855,995	269,698
Total return of iShares MSCI Mexico ETF	(0.9600)% representing 1 month LIBOR rate + spread	J.P. Morgan	2/10/2023	350,000	17,765,239	(762,397)

					$31,855,941	$(480,826)

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 48.8%
235,364	iShares MSCI South Korea ETF (a)	$17,038,000

	TOTAL INVESTMENT COMPANIES (Cost $18,782,517)	$17,038,000

SHORT TERM INVESTMENTS - 67.5%
Money Market Funds - 67.5%
3,236,075	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,236,075
2	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	2
20,316,080	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	20,316,080

	TOTAL SHORT TERM INVESTMENTS (Cost $23,552,157)	$23,552,157

	TOTAL INVESTMENTS (Cost $42,334,674) - 116.3% (c)	$40,590,157
	Liabilities in Excess of Other Assets - (16.3)%	(5,696,243)

	TOTAL NET ASSETS - 100.0%	$34,893,914

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,402,892.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI South Korea ETF	0.4900% representing 1 month LIBOR rate + spread	J.P. Morgan	4/26/2022	532,118	$40,786,904	$(2,280,759)
Total return of iShares MSCI South Korea ETF	0.4900% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	239,851	19,365,570	(1,613,573)
Total return of iShares MSCI South Korea ETF	0.5400% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	438,788	35,436,519	(2,964,767)

					$95,588,993	$(6,859,099)

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 75.5%
Computer and Electronic Product Manufacturing - 25.9%
49,687	Aerojet Rocketdyne Holdings, Inc.	$1,917,421
39,154	L3 Harris Technologies, Inc.	8,194,541
37,593	Mercury Computer Systems, Inc. (a)	2,139,794
19,431	Moog, Inc. Class A	1,481,419
23,305	Northrop Grumman Corp.	8,620,520
457,095	Raytheon Technologies Corp.	41,225,398

		63,579,093

Credit Intermediation and Related Activities - 0.2%
31,895	Smith & Wesson Brands, Inc.	544,767

Electrical Equipment, Appliance, and Component Manufacturing - 2.5%
43,591	Axon Enterprise, Inc. (a)	6,099,689

Fabricated Metal Product Manufacturing - 4.3%
61,196	BWX Technologies, Inc.	2,723,834
26,043	Curtiss-Wright Corp.	3,458,250
19,157	RBC Bearings, Inc. (a)	3,457,264
11,676	Sturm, Ruger & Co, Inc.	784,977

		10,424,325

Merchant Wholesalers, Durable Goods - 3.5%
55,679	Hexcel Corp. (a)	2,904,773
26,597	Huntington Ingalls Industries, Inc.	4,978,958
18,482	Kaman Corp.	738,726

		8,622,457

Miscellaneous Manufacturing - 3.1%
112,954	Textron, Inc.	7,687,649

Primary Metal Manufacturing - 3.2%
255,209	Howmet Aerospace, Inc.	7,934,448

Professional, Scientific, and Technical Services - 0.7%
48,231	Maxar Technologies, Inc.	1,254,488
17,646	Parsons Corp. (a)	537,321

		1,791,809

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
83,153	Astra Space, Inc. (a)(b)	397,471
41,408	PAE, Inc. (a)	414,494
118,164	Virgin Galactic Holdings, Inc. (a)(b)	1,087,109

		1,899,074

Textile Mills - 0.1%
3,356	National Presto Industries, Inc.	276,031

Transportation Equipment Manufacturing - 31.2%
22,127	AAR Corp. (a)	891,054
15,314	AeroVironment, Inc. (a)	871,673
168,704	Boeing Co. (a)	33,781,289
42,223	General Dynamics Corp.	8,955,498
39,502	HEICO Corp.	4,333,369
22,375	HEICO Corp. Class A	3,051,726
82,297	Kratos Defense & Security Solutions, Inc. (a)	1,379,298
28,399	Lockheed Martin Corp.	11,050,903
69,722	Spirit AeroSystems Holdings, Inc.	3,055,915
13,850	TransDigm Group, Inc. (a)	8,534,232
42,886	Triumph Group, Inc. (a)	781,383

		76,686,340

	TOTAL COMMON STOCKS (Cost $190,107,673)	$185,545,682

SHORT TERM INVESTMENTS - 24.3%
Money Market Funds - 24.3%
48,911,236	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$48,911,236
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	1
10,810,271	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	10,810,271

	TOTAL SHORT TERM INVESTMENTS (Cost $59,721,508)	$59,721,508

	TOTAL INVESTMENTS (Cost $249,829,181) - 99.8% (e)	$245,267,190
	Other Assets in Excess of Liabilities - 0.2%	509,913

	TOTAL NET ASSETS - 100.0%	$245,777,103

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $202,135,318.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.8300 % representing 1 month LIBOR rate + spread	BNP Paribas	2/15/2022	2,351	$55,648,019	$3,875,134
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.4900 % representing 1 month LIBOR rate + spread	J.P. Morgan	10/24/2022	5,014	124,787,981	3,014,220
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.6900 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	3,829	97,409,033	142,787
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.4900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	6,155	157,514,386	(643,520)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.8300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/21/2022	1,231	31,228,809	128,255
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.8300 % representing 1 month LIBOR rate + spread	BNP Paribas	1/18/2023	3,063	77,520,221	522,275

					$544,108,449	$7,039,151

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 64.7%
Accommodation - 2.4%
1,624	Caesars Entertainment Inc. (a)	$123,651
2,118	Hilton Worldwide Holdings, Inc. (a)	307,343
2,613	Las Vegas Sands Corp. (a)	114,450
2,078	Marriott International, Inc. Class A (a)	334,807
2,958	MGM Resorts International	126,366
1,262	Penn National Gaming, Inc. (a)	57,560

		1,064,177

Administrative and Support Services - 1.7%
312	Booking Holdings, Inc. (a)	766,313

Amusement, Gambling, and Recreation Industries - 0.2%
800	Wynn Resorts Ltd. (a)	68,360

Apparel Manufacturing - 0.7%
541	PVH Corp.	51,401
371	Ralph Lauren Corp.	41,122
1,433	Under Armour, Inc. Class A (a)	26,983
1,635	Under Armour, Inc. Class C (a)	26,144
2,478	V F Corp.	161,590

		307,240

Building Material and Garden Equipment and Supplies Dealers - 5.7%
5,262	Lowe’s Companies, Inc.	1,248,936
3,440	The Home Depot, Inc.	1,262,411

		2,511,347

Clothing and Clothing Accessories Stores - 2.4%
2,010	Bath & Body Works, Inc.	112,701
1,629	Gap, Inc.	29,436
2,700	Ross Stores, Inc.	263,925
9,139	TJX Companies, Inc.	657,734

		1,063,796

Construction of Buildings - 1.5%
2,477	D.R. Horton, Inc.	220,998
2,065	Lennar Corp. Class A	198,467
24	NVR, Inc. (a)	127,853
1,924	PulteGroup, Inc.	101,376

		648,694

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
462	Whirlpool Corp.	97,108

Electronics and Appliance Stores - 0.4%
1,682	Best Buy Co., Inc.	166,989

Food Services and Drinking Places - 7.2%
214	Chipotle Mexican Grill, Inc. (a)	317,914
987	Darden Restaurants, Inc.	138,052
276	Domino’s Pizza, Inc.	125,483
5,678	McDonald’s Corp.	1,473,157
8,967	Starbucks Corp.	881,635
2,227	Yum! Brands, Inc.	278,754

		3,214,995

Funds, Trusts, and Other Financial Vehicles - 0.3%
1,155	Garmin Ltd. ADR (Switzerland)	143,705

General Merchandise Stores - 3.2%
1,773	Dollar General Corp.	369,635
1,709	Dollar Tree, Inc. (a)	224,255
3,709	Target Corp.	817,575

		1,411,465

Health and Personal Care Stores - 0.3%
414	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	150,588

Leather and Allied Product Manufacturing - 3.1%
8,748	NIKE, Inc. Class B	1,295,316
2,091	Tapestry, Inc.	79,354

		1,374,670

Management of Companies and Enterprises - 0.4%
6,114	Carnival Corp. ADR (a)	121,118
2,812	Norwegian Cruise Line Holdings Ltd. ADR (a)	58,574

		179,692

Merchant Wholesalers, Durable Goods - 0.7%
2,038	LKQ Corp.	111,866
417	Mohawk Industries, Inc. (a)	65,832
305	Pool Corp.	145,256

		322,954

Miscellaneous Manufacturing - 0.2%
986	Hasbro, Inc.	91,185

Miscellaneous Store Retailers - 0.8%
963	Etsy, Inc. (a)	151,268
865	Tractor Supply Co.	188,838

		340,106

Motor Vehicle and Parts Dealers - 2.0%
479	Advance Auto Parts, Inc.	110,893
159	AutoZone, Inc. (a)	315,830
1,232	CarMax, Inc. (a)	136,961
512	O’Reilly Automotive, Inc. (a)	333,696

		897,380

Nonstore Retailers - 14.9%
2,120	Amazon.com, Inc. (a)	6,341,916
4,757	eBay, Inc.	285,753

		6,627,669

Plastics and Rubber Products Manufacturing - 0.1%
2,877	Newell Rubbermaid, Inc.	66,775

Support Activities for Transportation - 0.5%
1,110	Expedia, Inc. (a)	203,452

Transportation Equipment Manufacturing - 15.2%
2,056	Aptiv PLC ADR (Ireland) (a)	280,808
1,822	BorgWarner, Inc.	79,895
29,830	Ford Motor Co.	605,549
11,032	General Motors Co. (a)	581,717
5,569	Tesla Motors, Inc. (a)	5,216,594

		6,764,563

Water Transportation - 0.3%
1,704	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	132,588

Wholesale Electronic Markets and Agents and Brokers - 0.3%
1,082	Genuine Parts Co.	144,155

	TOTAL COMMON STOCKS (Cost $29,306,270)	$28,759,966

SHORT TERM INVESTMENTS - 49.8%
Money Market Funds - 49.8%
8,656,744	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$8,656,744
13,468,593	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	13,468,593

	TOTAL SHORT TERM INVESTMENTS (Cost $22,125,337)	$22,125,337

	TOTAL INVESTMENTS (Cost $51,431,607) - 114.5% (c)	$50,885,303
	Liabilities in Excess of Other Assets - (14.5)%	(6,454,042)

	TOTAL NET ASSETS - 100.0%	$44,431,261

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,822,326.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Consumer Discretionary Select Sector Index	0.4900 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/6/2022	34,554	$69,985,961	$(5,397,653)
Total return of Consumer Discretionary Select Sector Index	0.5300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	5,225	10,600,376	(833,557)
Total return of Consumer Discretionary Select Sector Index	0.4900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	250	517,130	(49,848)
Total return of Consumer Discretionary Select Sector Index	0.6400 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	15,885	29,834,017	(136,959)

					$110,937,484	$(6,418,017)

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 74.0%
Administrative and Support Services - 2.1%
21,174	Cloudflare, Inc. (a)	$2,041,173
20,677	Teladoc Health, Inc. (a)	1,586,133

		3,627,306

Computer and Electronic Product Manufacturing - 5.4%
21,831	Arista Networks, Inc. (a)	2,713,812
120,412	Cisco Systems, Inc.	6,703,336

		9,417,148

Data Processing, Hosting and Related Services - 3.5%
21,923	Airbnb, Inc. (a)	3,375,484
23,469	Match Group, Inc. (a)	2,644,956

		6,020,440

Food Services and Drinking Places - 0.8%
9,429	Wayfair, Inc. (a)	1,470,170

Miscellaneous Store Retailers - 1.0%
11,704	Etsy, Inc. (a)	1,838,464

Motion Picture and Sound Recording Industries - 2.9%
11,731	Netflix, Inc. (a)	5,010,779

Nonstore Retailers - 8.6%
4,040	Amazon.com, Inc. (a)	12,085,539
49,497	eBay, Inc.	2,973,285

		15,058,824

Other Information Services - 10.4%
2,631	Alphabet, Inc. Class A (a)	7,119,670
2,441	Alphabet, Inc. Class C (a)	6,624,801
61,108	Pinterest, Inc. (a)	1,806,353
67,948	Twitter, Inc. (a)	2,548,729

		18,099,553

Professional, Scientific, and Technical Services - 14.5%
26,372	Ciena Corp. (a)	1,748,727
25,185	GoDaddy, Inc. (a)	1,906,756
52,852	Juniper Networks, Inc.	1,840,307
32,645	Meta Platforms, Inc. (a)	10,226,373
42,031	Nutanix, Inc. (a)	1,149,128
12,741	Okta, Inc. (a)	2,521,317
72,162	Snap, Inc. (a)	2,348,151
12,558	Snowflake, Inc. (a)	3,464,752

		25,205,511

Publishing Industries (except Internet) - 16.3%
19,837	Akamai Technologies, Inc. (a)	2,272,328
41,437	Box, Inc. (a)	1,082,749
20,498	Citrix Systems, Inc.	2,089,566
10,874	Coupa Software, Inc. (a)	1,460,052
19,183	Datadog, Inc. (a)	2,802,828
18,447	DocuSign, Inc. (a)	2,320,079
57,265	Dropbox, Inc. (a)	1,417,309
27,027	Fastly, Inc. (a)	774,594
26,805	Salesforce.com, Inc. (a)	6,235,647
11,578	Veeva Systems, Inc. (a)	2,738,660
13,269	Workday, Inc. (a)	3,357,190
35,228	ZoomInfo Technologies, Inc. (a)	1,862,152

		28,413,154

Real Estate - 0.9%
5,266	Zillow Group, Inc. Class A (a)	262,563
24,367	Zillow Group, Inc. Class C (a)	1,230,046

		1,492,609

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
77,327	CommScope Holding Co., Inc. (a)	726,100

Support Activities for Transportation - 1.6%
15,064	Expedia, Inc. (a)	2,761,081

Telecommunications - 5.6%
34,176	PayPal Holdings, Inc. (a)	5,876,221
59,665	Vonage Holdings Corp. (a)	1,243,419
17,088	Zoom Video Communications, Inc. (a)	2,636,337

		9,755,977

	TOTAL COMMON STOCKS (Cost $135,012,183)	$128,897,116

SHORT TERM INVESTMENTS - 43.3%
Money Market Funds - 43.3%
43,399,479	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$43,399,479
8	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	8
32,061,912	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	32,061,912

	TOTAL SHORT TERM INVESTMENTS (Cost $75,461,399)	$75,461,399

	TOTAL INVESTMENTS (Cost $210,473,582) - 117.3% (c)	$204,358,515
	Liabilities in Excess of Other Assets - (17.3)%	(30,057,248)

	TOTAL NET ASSETS - 100.0%	$174,301,267

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $169,893,361.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Dow Jones Internet Composite Index	0.4900% representing 1 month LIBOR rate + spread	J.P. Morgan	10/31/2022	74,537	$76,344,067	$(9,154,044)
Total return of Dow Jones Internet Composite Index	0.4400% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	41,099	42,488,968	(5,437,084)
Total return of Dow Jones Internet Composite Index	0.5900% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	154,350	142,903,271	(3,722,646)
Total return of Dow Jones Internet Composite Index	0.7300% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	166,926	162,049,941	(11,585,326)

					$423,786,247	$(29,899,100)

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.3%
Money Market Funds - 109.3%
2,775,502	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$2,775,502
9,243,671	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	9,243,671

	TOTAL SHORT TERM INVESTMENTS (Cost $12,019,173) (b)	$12,019,173

	TOTAL INVESTMENTS (Cost $12,019,173) - 109.3%	$12,019,173
	Liabilities in Excess of Other Assets - (9.3)%	(1,021,625)

	TOTAL NET ASSETS - 100.0%	$10,997,548

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,243,671.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3900 % representing 1 month LIBOR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/13/2022	36,585	$30,996,275	$(1,996,247)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 69.4%
Administrative and Support Services - 1.4%
55,336	Broadridge Financial Solutions, Inc.	$8,810,598
18,134	FactSet Research System, Inc.	7,650,553
77,714	Moody’s Corp.	26,655,902
21,815	Upstart Holdings, Inc. (a)	2,378,053

		45,495,106

Credit Intermediation and Related Activities - 27.9%
165,671	Ally Financial, Inc.	7,905,820
3,450,086	Bank of America Corp.	159,186,968
19,040	Bank of Hawaii Corp.	1,638,773
362,196	Bank of New York Mellon Corp.	21,463,735
58,087	Bank OZK	2,721,376
14,424	BOK Financial Corp.	1,479,181
950,410	Citigroup, Inc.	61,890,699
203,318	Citizens Financial Group, Inc.	10,464,778
62,709	Comerica, Inc.	5,818,141
53,438	Commerce Bancshares, Inc.	3,682,413
3,881	Credit Acceptance Corp. (a)	2,094,032
140,165	Discover Financial Services	16,224,099
67,521	East West Bancorp, Inc.	5,829,763
163,584	F.N.B. Corp.	2,113,505
326,167	Fifth Third Bancorp	14,556,833
5,813	First Citizens BancShares, Inc. Class A	4,528,792
61,522	First Hawaiian, Inc.	1,744,149
256,316	First Horizon National Corp.	4,385,567
85,217	First Republic Bank	14,792,819
687,200	Huntington Bancshares, Inc.	10,349,232
1,406,585	JPMorgan Chase & Co.	209,018,531
444,076	KeyCorp	11,128,545
61,388	M&T Bank Corp.	10,397,899
215,938	New York Community Bancorp, Inc.	2,517,837
98,251	Northern Trust Corp.	11,459,997
53,724	OneMain Holdings, Inc.	2,775,382
55,482	PacWest Bancorp	2,576,029
203,419	People’s United Financial, Inc.	3,942,260
35,544	Pinnacle Financial Partners, Inc.	3,437,460
203,217	PNC Financial Services Group, Inc.	41,860,670
37,882	Popular, Inc. ADR	3,377,938
42,721	Prosperity Bancshares, Inc.	3,129,313
460,059	Regions Financial Corp.	10,553,753
64,511	Rocket Cos., Inc. (b)	815,419
28,381	Signature Bank	8,645,704
174,692	State Street Corp.	16,508,394
27,094	SVB Financial Group (a)	15,820,187
69,457	Synovus Financial Corp.	3,456,180
23,547	TFS Financial Corp.	409,247
643,318	Truist Financial Corp.	40,413,237
642,901	U.S. Bancorp	37,410,409
43,386	UWM Holdings Corp. (b)	224,306
85,371	Webster Financial Corp.	4,849,907
1,916,105	Wells Fargo & Co.	103,086,449
48,230	Western Alliance Bancorp	4,783,934
27,112	Wintrust Financial Corp.	2,658,874
73,738	Zions Bancorp	5,000,911

		913,129,447

Funds, Trusts, and Other Financial Vehicles - 0.3%
250,777	AGNC Investment Corp.	3,734,070
77,648	Carlyle Group, Inc.	3,963,930

		7,698,000

Insurance Carriers and Related Activities - 21.5%
312,848	Aflac, Inc.	19,653,111
6,360	Alleghany Corp. (a)	4,223,040
136,889	Allstate Corp.	16,518,396
32,436	American Financial Group, Inc.	4,225,762
397,718	American International Group, Inc.	22,968,215
104,626	AON PLC ADR (United Kingdom)	28,922,811
177,900	Arch Capital Group Ltd. ADR (a)	8,240,328
98,037	Arthur J. Gallagher & Co.	15,483,964
27,182	Assurant, Inc.	4,145,527
32,215	Assured Guaranty Ltd. ADR	1,716,737
37,048	Axis Capital Holdings Ltd. ADR	2,110,995
878,678	Berkshire Hathaway, Inc. Class B (a)	275,043,788
37,991	Brighthouse Financial, Inc. (a)	2,068,610
112,165	Brown & Brown, Inc.	7,434,296
205,362	Chubb Limited ADR (Switzerland)	40,513,815
71,694	Cincinnati Financial Corp.	8,447,704
13,225	CNA Financial Corp.	607,160
173,440	Equitable Holdings, Inc.	5,834,522
11,996	Erie Indemnity Co. Class A	2,208,464
18,596	Everest Re Group Ltd. ADR	5,270,106
50,927	First American Financial Corp.	3,794,571
47,906	Globe Life, Inc.	4,900,784
22,935	GoHealth, Inc. (a)	63,301
17,071	Hanover Insurance Group, Inc.	2,355,115
162,658	Hartford Financial Services Group, Inc.	11,690,230
28,737	Kemper Corp.	1,723,645
18,289	Lemonade, Inc. (a)(b)	583,968
86,050	Lincoln National Corp.	6,021,779
102,285	Loews Corp.	6,102,323
6,473	Markel Corp. (a)	7,979,526
243,317	Marsh & McLennan Companies, Inc.	37,383,224
12,731	Mercury General Corp.	695,876
340,923	MetLife, Inc.	22,862,296
155,096	MGIC Investment Corp.	2,354,357
133,915	Old Republic International Corp.	3,432,241
18,745	Primerica, Inc.	2,893,103
125,296	Principal Financial Group, Inc.	9,154,126
279,758	Progressive Corp.	30,398,504
181,088	Prudential Financial, Inc.	20,203,988
32,454	Reinsurance Group of America, Inc.	3,726,693
21,775	RenaissanceRe Holdings Ltd. ADR	3,422,377
117,671	Travelers Companies, Inc.	19,554,567
97,489	Unum Group	2,474,271
52,755	Voya Financial, Inc.	3,585,230
66,040	W.R. Berkley Corp.	5,580,380
1,408	White Mountains Insurance Group Ltd. ADR	1,465,672
59,391	Willis Towers Watson PLC ADR (Ireland)	13,895,118

		703,934,616

Management of Companies and Enterprises - 0.2%
27,309	Cullen/Frost Bankers, Inc.	3,850,842
103,289	Umpqua Holdings Corp.	2,094,701

		5,945,543

Merchant Wholesalers, Durable Goods - 0.1%
104,668	Jefferies Financial Group, Inc.	3,835,036

Real Estate - 0.3%
668,645	Annaly Capital Management, Inc.	5,282,295
207,004	New Residential Investment Corp.	2,204,593
138,525	Starwood Property Trust, Inc.	3,428,494

		10,915,382

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 17.7%
19,391	Affiliated Managers Group, Inc.	2,835,158
53,531	Ameriprise Financial, Inc.	16,290,019
176,481	Apollo Global Management, Inc.	12,353,670
67,937	Ares Management Corp.	5,415,938
68,475	BlackRock, Inc.	56,350,816
50,877	CBOE Holdings, Inc.	6,030,451
720,463	Charles Schwab Corp.	63,184,605
171,696	CME Group, Inc.	39,404,232
18,222	Evercore, Inc.	2,274,470
130,500	FNF Group	6,570,675
138,338	Franklin Resources, Inc.	4,422,666
156,961	Goldman Sachs Group, Inc.	55,670,927
38,410	Interactive Brokers Group, Inc. Class A	2,619,178
266,310	IntercontinentalExchange, Inc.	33,730,825
159,579	Invesco Ltd. ADR	3,616,060
80,872	Janus Henderson Group PLC ADR (United Kingdom)	2,984,177
266,237	KKR & Co., Inc.	18,945,425
47,850	Lazard Ltd. Class A ADR	2,088,174
38,084	LPL Investment Holdings, Inc.	6,562,635
17,880	MarketAxess Holdings, Inc.	6,159,302
641,391	Morgan Stanley	65,768,233
11,190	Morningstar, Inc.	3,216,118
38,374	MSCI, Inc. Class A	20,573,069
55,674	NASDAQ OMX Group, Inc.	9,977,338
88,352	Raymond James Financial, Inc.	9,353,826
115,314	S&P Global, Inc.	47,880,679
51,119	SEI Investments Co.	2,996,085
139,795	SLM Corp.	2,563,840
48,796	Stifel Financial Corp.	3,654,820
107,832	T. Rowe Price Group, Inc.	16,652,496
326,121	The Blackstone Group, Inc.	43,038,188
50,200	Tradeweb Markets, Inc.	4,255,454
41,945	Virtu Financial, Inc.	1,297,359

		578,736,908

	TOTAL COMMON STOCKS (Cost $1,986,207,437)	$2,269,690,038

SHORT TERM INVESTMENTS - 31.9%
Money Market Funds - 31.9%
453,765,105	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$453,765,105
285,799,118	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.01% (c)	285,799,118
33,287,644	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	33,287,644
270,429,286	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	270,429,286

	TOTAL SHORT TERM INVESTMENTS (Cost $1,043,281,153)	$1,043,281,153

	TOTAL INVESTMENTS (Cost $3,029,488,590) - 101.3% (e)	$3,312,971,191
	Liabilities in Excess of Other Assets - (1.3)%	(41,068,171)

	TOTAL NET ASSETS - 100.0%	$3,271,903,020

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,691,235,298.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 1000® Financial Services Index	0.5900 % representing 1 month LIBOR rate + spread	Goldman Sachs	10/18/2022	475,000	$1,397,678,880	$(11,592,035)
Total return of Russell 1000® Financial Services Index	0.5900 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	516,637	1,514,588,645	(8,368,070)
Total return of Russell 1000® Financial Services Index	0.9300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	161,428	464,021,557	6,383,819
Total return of Russell 1000® Financial Services Index	0.6900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	447,821	1,304,829,246	575,043
Total return of Russell 1000® Financial Services Index	0.7200 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	308,105	887,561,008	9,985,459
Total return of Russell 1000® Financial Services Index	0.5400 % representing 1 month LIBOR rate + spread	J.P. Morgan	2/10/2023	317,810	953,789,228	(28,575,286)
Total return of Russell 1000® Financial Services Index	0.7400 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/6/2023	366,011	1,060,151,115	6,233,405

					$7,582,619,679	$(25,357,665)

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.9%
Money Market Funds - 103.9%
54,527,593	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$54,527,593
57,394,613	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	57,394,613

	TOTAL SHORT TERM INVESTMENTS (Cost $111,922,206) (b)	$111,922,206

	TOTAL INVESTMENTS (Cost $111,922,206) - 103.9%	$111,922,206
	Liabilities in Excess of Other Assets - (3.9)%	(4,231,929)

	TOTAL NET ASSETS - 100.0%	$107,690,277

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,944,032.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.2900% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	J.P. Morgan	5/31/2022	53,200	$155,334,658	$174,423
0.4300% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/14/2022	28,690	86,925,984	3,341,909
0.5400% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Bank of America Merrill Lynch	4/6/2023	29,120	85,033,522	152,186

					$327,294,164	$3,668,518

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 64.2%
Ambulatory Health Care Services - 0.9%
1,954	DaVita, Inc. (a)	$211,755
2,865	Laboratory Corp. of America Holdings (a)	777,446
3,675	Quest Diagnostics, Inc.	496,199
36,218	Viatris, Inc.	542,183

		2,027,583

Chemical Manufacturing - 23.9%
52,957	Abbott Laboratories	6,749,899
52,943	AbbVie, Inc.	7,247,367
16,869	Amgen, Inc.	3,831,625
4,399	Biogen, Inc. (a)	994,174
1,178	Bio-Techne Corp.	443,411
66,474	Bristol-Myers Squibb Co.	4,313,498
5,127	Catalent, Inc. (a)	532,849
23,778	Eli Lilly and Company	5,834,883
37,565	Gilead Sciences, Inc.	2,579,964
5,622	Incyte Corp. (a)	417,883
75,647	Merck & Co., Inc.	6,163,718
7,592	Organon & Co.	242,261
168,091	Pfizer, Inc.	8,856,715
3,167	Regeneron Pharmaceuticals, Inc. (a)	1,927,404
7,615	Vertex Pharmaceuticals, Inc. (a)	1,850,826
2,217	West Pharmaceutical Services, Inc.	871,769
14,170	Zoetis, Inc.	2,831,024

		55,689,270

Computer and Electronic Product Manufacturing - 8.2%
1,362	Abiomed, Inc. (a)	402,975
9,067	Agilent Technologies, Inc.	1,263,215
648	Bio-Rad Laboratories, Inc. (a)	388,625
19,047	Danaher Corp.	5,443,442
7,591	Hologic, Inc. (a)	533,192
2,540	IDEXX Laboratories, Inc. (a)	1,288,542
4,681	Illumina, Inc. (a)	1,632,826
3,777	PerkinElmer, Inc.	650,286
11,802	Thermo Fisher Scientific, Inc.	6,860,503
1,828	Waters Corp. (a)	585,179

		19,048,785

Health and Personal Care Stores - 1.8%
39,533	CVS Health Corp.	4,210,660

Hospitals - 0.9%
7,173	HCA Healthcare, Inc.	1,721,879
2,190	Universal Health Services, Inc. Class B	284,831

		2,006,710

Insurance Carriers and Related Activities - 9.3%
7,269	Anthem, Inc.	3,205,556
17,475	Centene Corp. (a)	1,358,856
9,928	Cigna Corp.	2,288,007
3,849	Humana, Inc.	1,510,733
28,206	UnitedHealth Group, Inc.	13,329,309

		21,692,461

Machinery Manufacturing - 0.4%
688	Mettler-Toledo International, Inc. (a)	1,013,204

Merchant Wholesalers, Durable Goods - 0.1%
4,153	Henry Schein, Inc. (a)	312,721

Merchant Wholesalers, Nondurable Goods - 1.0%
4,480	AmerisourceBergen Corp.	610,176
8,441	Cardinal Health, Inc.	435,302
4,573	McKesson Corp.	1,173,981

		2,219,459

Miscellaneous Manufacturing - 15.8%
2,195	Align Technology, Inc. (a)	1,086,437
14,995	Baxter International, Inc.	1,281,173
8,601	Becton, Dickinson & Co.	2,185,858
42,675	Boston Scientific Corp. (a)	1,830,758
6,547	Dentsply Sirona, Inc.	349,741
2,904	DexCom, Inc. (a)	1,250,114
18,697	Edwards Lifesciences Corp. (a)	2,041,712
10,691	Intuitive Surgical, Inc. (a)	3,038,168
78,839	Johnson & Johnson	13,583,171
40,303	Medtronic PLC ADR (Ireland)	4,170,958
4,364	ResMed, Inc.	997,610
2,994	STERIS PLC ADR (Ireland)	671,854
10,054	Stryker Corp.	2,493,895
1,402	Teleflex, Inc.	434,886
1,476	The Cooper Companies, Inc.	587,891
6,256	Zimmer Biomet Holdings, Inc.	769,613

		36,773,839

Professional, Scientific, and Technical Services - 1.9%
8,812	Cerner Corp.	803,655
1,512	Charles River Laboratories International, Inc. (a)	498,597
5,722	IQVIA Holdings, Inc. (a)	1,401,318
10,564	Moderna, Inc. (a)	1,788,802

		4,492,372

	TOTAL COMMON STOCKS (Cost $146,644,802)	$149,487,064

SHORT TERM INVESTMENTS - 38.0%
Money Market Funds - 38.0%
32,705,549	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$32,705,549
31,888,886	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	31,888,886
23,977,833	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	23,977,833

	TOTAL SHORT TERM INVESTMENTS (Cost $88,572,268)	$88,572,268

	TOTAL INVESTMENTS (Cost $235,217,070) - 102.2% (c)	$238,059,332
	Liabilities in Excess of Other Assets - (2.2)%	(5,040,044)

	TOTAL NET ASSETS - 100.0%	$233,019,288

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $175,529,610.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Health Care Select Sector Index	0.6400 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	200,669	$269,622,747	$(2,937,905)
Total return of Health Care Select Sector Index	0.6400 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	130,573	174,796,364	(1,356,934)
Total return of Health Care Select Sector Index	0.6800 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	82,900	112,107,328	(1,939,081)

					$556,526,439	$(6,233,920)

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 71.4%
Building Material and Garden Equipment and Supplies Dealers - 6.8%
40,909	Lowe’s Companies, Inc.	$9,709,751
25,542	The Home Depot, Inc.	9,373,403

		19,083,154

Construction of Buildings - 40.6%
28,378	Beazer Homes USA, Inc. (a)	517,615
28,661	Century Communities, Inc.	1,887,327
314,429	D.R. Horton, Inc.	28,053,355
46,517	Green Brick Partners , Inc. (a)	1,101,523
82,678	KB Home	3,493,145
14,878	Lennar Corp.	1,201,101
262,243	Lennar Corp. Class A	25,204,175
20,604	LGI Homes, Inc. (a)	2,565,404
54,544	M.D.C Holdings, Inc.	2,764,835
28,071	M/I Homes, Inc. (a)	1,487,482
35,991	Meritage Homes Corp. (a)	3,672,162
3,161	NVR, Inc. (a)	16,839,342
244,237	PulteGroup, Inc.	12,868,848
118,549	Taylor Morrison Home Corp. (a)	3,638,269
110,368	Toll Brothers, Inc.	6,508,401
107,211	TRI Pointe Group, Inc. (a)	2,552,694

		114,355,678

Fabricated Metal Product Manufacturing - 0.7%
18,171	PGT Innovations, Inc. (a)	345,067
13,238	Simpson Manufacturing Company, Inc.	1,493,114

		1,838,181

Furniture and Home Furnishings Stores - 1.3%
6,697	Ethan Allen Interiors, Inc.	168,831
32,177	Floor & Decor Holdings, Inc. (a)	3,498,284

		3,667,115

Furniture and Related Product Manufacturing - 0.1%
5,048	American Woodmark Corp. (a)	302,527

Management of Companies and Enterprises - 0.4%
33,972	AZEK Company, Inc. (a)	1,122,095

Merchant Wholesalers, Durable Goods - 6.7%
16,863	Beacon Roofing Supply, Inc. (a)	925,273
58,359	Builders FirstSource, Inc. (a)	3,967,828
41,364	Fortune Brands Home & Security, Inc.	3,895,248
40,646	Leggett & Platt, Inc.	1,619,743
10,256	Lennox International, Inc.	2,908,807
8,863	Lumber Liquidators Holdings, Inc. (a)	127,982
16,719	Mohawk Industries, Inc. (a)	2,639,429
10,065	Watsco, Inc.	2,843,966

		18,928,276

Merchant Wholesalers, Nondurable Goods - 3.1%
30,693	The Sherwin Williams Co.	8,793,851

Miscellaneous Store Retailers - 0.8%
8,232	Cavco Industries, Inc. (a)	2,218,030

Nonmetallic Mineral Product Manufacturing - 1.7%
12,394	Eagle Materials, Inc.	1,807,665
30,626	Owens Corning	2,716,526
10,217	Quanex Building Products Corp.	222,629

		4,746,820

Specialty Trade Contractors - 3.5%
22,637	Installed Building Products, Inc.	2,507,953
31,761	TopBuild Corp. (a)	7,389,197

		9,897,150

Wood Product Manufacturing - 5.7%
27,923	JELD-WEN Holding, Inc. (a)	658,983
26,814	Louisiana-Pacific Corp.	1,781,522
74,383	Masco Corp.	4,710,675
7,245	Masonite International Corp. ADR (Canada) (a)	718,994
50,955	Skyline Champion Corp. (a)	3,431,310
35,083	Trex Company, Inc. (a)	3,209,042
18,860	UFP Industries, Inc.	1,506,159

		16,016,685

	TOTAL COMMON STOCKS (Cost $204,758,716)	$200,969,562

SHORT TERM INVESTMENTS - 48.5%
Money Market Funds - 48.5%
30,555,702	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$30,555,702
74,026,548	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	74,026,548
32,138,387	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	32,138,387

	TOTAL SHORT TERM INVESTMENTS (Cost $136,720,637)	$136,720,637

	TOTAL INVESTMENTS (Cost $341,479,353) - 119.9% (c)	$337,690,199
	Liabilities in Excess of Other Assets - (19.9)%	(56,080,917)

	TOTAL NET ASSETS - 100.0%	$281,609,282

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $285,714,304.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	0.8300% representing 1 month LIBOR rate + spread	BNP Paribas	9/20/2022	784	$8,553,842	$1,047,373
Total return of Dow Jones U.S. Select Home Construction Index	0.8300% representing 1 month LIBOR rate + spread	BNP Paribas	10/18/2022	96	1,114,353	100,354
Total return of Dow Jones U.S. Select Home Construction Index	0.4900% representing 1 month LIBOR rate + spread	Barclays	12/7/2022	22,394	326,580,183	(43,431,796)
Total return of Dow Jones U.S. Select Home Construction Index	0.4900% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	13,753	174,013,386	(159,964)
Total return of Dow Jones U.S. Select Home Construction Index	0.5900% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	12,638	172,819,089	(13,053,125)
Total return of Dow Jones U.S. Select Home Construction Index	0.8300% representing 1 month LIBOR rate + spread	BNP Paribas	12/20/2022	1,280	15,396,765	786,900

					$698,477,618	$(54,710,258)

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 63.2%
Administrative and Support Services - 3.5%
724	Allegion PLC (Ireland) ADR	$88,857
983	Equifax, Inc.	235,684
3,217	IHS Markit Ltd. (United Kingdom) ADR	375,713
898	Robert Half International, Inc.	101,708
1,826	Rollins, Inc.	56,332
3,105	Waste Management, Inc.	467,116

		1,325,410

Air Transportation - 1.8%
1,012	Alaska Air Group, Inc. (a)	55,397
5,222	American Airlines Group, Inc. (a)	86,006
5,163	Delta Air Lines, Inc. (a)	204,920
4,773	Southwest Airlines Co. (a)	213,640
2,613	United Continental Holdings, Inc. (a)	112,045

		672,008

Computer and Electronic Product Manufacturing - 10.8%
1,866	AMETEK, Inc.	255,213
2,891	Fortive Corp.	203,931
5,554	Honeywell International, Inc.	1,135,682
1,582	L3 Harris Technologies, Inc.	331,097
1,203	Northrop Grumman Corp.	444,990
3,427	Otis Worldwide Corp.	292,768
12,073	Raytheon Technologies Corp.	1,088,864
851	Roper Technologies, Inc.	372,023

		4,124,568

Couriers and Messengers - 4.4%
1,971	FedEx Corp.	484,590
5,882	United Parcel Service, Inc. Class B	1,189,399

		1,673,989

Electrical Equipment, Appliance, and Component Manufacturing - 3.8%
1,074	A.O. Smith Corp.	82,075
3,215	Eaton Corp PLC (Ireland) ADR	509,352
4,822	Emerson Electric Co.	443,383
509	Generac Holdings, Inc. (a)	143,731
934	Rockwell Automation, Inc.	270,132

		1,448,673

Fabricated Metal Product Manufacturing - 0.8%
1,336	Pentair PLC (Ireland) ADR	85,103
1,315	Stanley Black & Decker, Inc.	229,665

		314,768

Machinery Manufacturing - 11.4%
6,991	Carrier Global Corp.	333,331
4,364	Caterpillar, Inc.	879,608
1,154	Cummins, Inc.	254,896
2,275	Deere & Co.	856,310
8,858	GENERAL ELECTRIC Co.	836,904
614	IDEX Corp.	132,280
3,288	Ingersoll Rand, Inc.	184,818
1,041	Parker Hannifin Corp.	322,720
434	Snap-on, Inc.	90,380
1,916	Trane Technologies PLC (Ireland) ADR	331,660
1,454	Xylem, Inc.	152,699

		4,375,606

Merchant Wholesalers, Durable Goods - 1.7%
1,721	Copart, Inc. (a)	222,439
4,640	Fastenal Co.	262,995
1,096	Fortune Brands Home & Security, Inc.	103,210
322	Huntington Ingalls Industries, Inc.	60,279

		648,923

Merchant Wholesalers, Nondurable Goods - 1.4%
2,304	Illinois Tool Works, Inc.	538,952

Miscellaneous Manufacturing - 0.8%
1,161	Dover Corp.	197,265
1,779	Textron, Inc.	121,079

		318,344

National Security and International Affairs - 0.3%
1,133	Leidos Holdings, Inc.	101,347

Nonmetallic Mineral Product Manufacturing - 2.0%
4,650	3M Co.	771,993

Nonstore Retailers - 0.5%
350	W.W. Grainger, Inc.	173,289

Personal and Laundry Services - 0.7%
709	Cintas Corp.	277,595

Primary Metal Manufacturing - 0.3%
3,102	Howmet Aerospace, Inc.	96,441

Professional, Scientific, and Technical Services - 1.2%
1,050	Jacobs Engineering Group, Inc.	136,689
2,894	Nielsen Holdings PLC (Ireland) ADR	54,581
1,301	Verisk Analytics, Inc. Class A	255,165

		446,435

Rail Transportation - 6.3%
17,892	CSX Corp.	612,264
1,963	Norfolk Southern Corp.	533,917
5,184	Union Pacific Corp.	1,267,747

		2,413,928

Rental and Leasing Services - 0.5%
584	United Rentals, Inc. (a)	186,950

Specialty Trade Contractors - 1.4%
5,717	Johnson Controls International PLC (Ireland) ADR	415,455
1,149	Quanta Services, Inc.	118,025

		533,480

Support Activities for Transportation - 1.0%
1,049	C.H. Robinson Worldwide, Inc.	109,778
1,365	Expeditors International of Washington, Inc.	156,265
678	J.B. Hunt Transport Services, Inc.	130,542

		396,585

Transportation Equipment Manufacturing - 7.1%
4,457	Boeing Co. (a)	892,470
1,870	General Dynamics Corp.	396,627
1,980	Lockheed Martin Corp.	770,478
2,803	Paccar, Inc.	260,651
423	TransDigm Group, Inc. (a)	260,648
1,506	Wabtec Corp.	133,883

		2,714,757

Truck Transportation - 0.6%
751	Old Dominion Freight Line, Inc.	226,750

Waste Management and Remediation Services - 0.6%
1,687	Republic Services, Inc.	215,362

Wood Product Manufacturing - 0.3%
1,970	Masco Corp.	124,760

	TOTAL COMMON STOCKS (Cost $26,206,095)	$24,120,913

SHORT TERM INVESTMENTS - 42.7%
Money Market Funds - 42.7%
5,087,836	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$5,087,836
5,620,637	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	5,620,637
5,584,448	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	5,584,448

	TOTAL SHORT TERM INVESTMENTS (Cost $16,292,921)	$16,292,921

	TOTAL INVESTMENTS (Cost $42,499,016) - 105.9% (c)	$40,413,834
	Liabilities in Excess of Other Assets - (5.9)%	(2,277,303)

	TOTAL NET ASSETS - 100.0%	$38,136,531

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,486,453.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Industrials Select Sector Index	0.4900% representing 1 month LIBOR rate + spread	J.P. Morgan	9/12/2022	20,767	$21,276,387	$(129,760)
Total return of Industrials Select Sector Index	0.6900% representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	14,073	14,696,435	(398,898)
Total return of Industrials Select Sector Index	0.3900% representing 1 month LIBOR rate + spread	Barclays	12/7/2022	39,166	41,334,162	(1,528,806)
Total return of Industrials Select Sector Index	0.6400% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	14,888	15,325,689	(196,221)

					$92,632,673	$(2,253,685)

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 64.1%
Accommodation - 1.0%
2,377	Chatham Lodging Trust (a)	$31,543
34,798	Host Hotels & Resorts, Inc. (a)	603,397
11,525	Park Hotels & Resorts, Inc. (a)	209,755
8,035	Service Property Trust	68,699
5,187	Summit Hotel Properties, Inc. (a)	48,862
10,675	Sunstone Hotel Investors, Inc. (a)	120,734
5,567	Xenia Hotels & Resorts, Inc. (a)	96,532

		1,179,522

Administrative and Support Services - 0.6%
14,106	Iron Mountain, Inc.	647,747

Data Processing, Hosting and Related Services - 0.5%
6,043	CyrusOne, Inc.	542,963

Forestry and Logging - 0.2%
6,889	Rayonier, Inc.	251,724

Funds, Trusts, and Other Financial Vehicles - 2.1%
4,310	Acadia Realty Trust	85,295
3,359	Agree Realty Corp.	219,611
10,264	Diamondrock Hospitality Co. (a)	95,968
1,970	EastGroup Properties, Inc.	393,823
6,293	First Industrial Realty Trust, Inc.	382,489
4,974	Franklin Street Properties Corp.	27,606
1,852	Getty Realty Corp.	54,949
1,792	Gladstone Commercial Corp.	41,556
13,532	Lexington Realty Trust	201,491
4,549	Monmouth Real Estate Investment Corp. Class A	95,484
2,122	National Health Investors, Inc.	122,715
812	One Liberty Properties, Inc.	24,766
1,008	PS Business Parks, Inc.	168,296
687	Saul Centers, Inc.	33,924
8,229	SITE Centers Corp.	121,871
5,806	Spirit Realty Capital, Inc.	275,553
5,065	Tanger Factory Outlet Centers, Inc.	86,156
2,312	UMH Properties, Inc.	54,563
672	Universal Health Realty Income Trust	39,178
1,467	Urstadt Biddle Properties, Inc. Class A	28,885

		2,554,179

Heavy and Civil Engineering Construction - 0.1%
1,576	St. Joe Co.	76,452

Paper Manufacturing - 0.1%
3,268	PotlatchDeltic Corp.	175,786

Professional, Scientific, and Technical Services - 1.6%
6,522	Extra Space Storage, Inc.	1,292,595
4,230	Lamar Advertising Co.	468,515
7,095	Outfront Media, Inc.	176,240

		1,937,350

Real Estate - 53.7%
3,532	Alexander & Baldwin, Inc.	81,059
112	Alexander’s, Inc.	29,486
7,054	Alexandria Real Estate Equities, Inc.	1,374,401
2,506	American Assets Trust, Inc.	90,141
6,777	American Campus Communities, Inc.	354,166
14,132	American Homes 4 Rent	552,985
22,182	American Tower Corp.	5,578,773
12,723	Americold Realty Trust	361,969
7,649	Apartment Income REIT Corp.	404,020
7,296	Apartment Investment and Management Co. (a)	51,291
10,572	Apple Hospitality REIT, Inc.	170,526
2,973	Armada Hoffler Properties, Inc.	41,711
6,805	AvalonBay Communities, Inc.	1,661,985
7,233	Boston Properties, Inc.	810,675
8,327	Brandywine Realty Trust	107,085
14,472	Brixmor Property Group, Inc.	367,010
7,743	Broadstone Net Lease, Inc.	178,941
4,902	Camden Property Trust	784,761
4,729	CareTrust REIT, Inc.	100,302
16,362	CBRE Group, Inc. Class A (a)	1,658,125
683	Centerspace	65,144
2,122	City Office REIT, Inc.	37,835
1,147	Community Healthcare Trust, Inc.	52,005
1,995	CorePoint Lodging, Inc. (a)	31,341
5,473	Corporate Office Properties Trust	138,248
7,246	Cousins Properties, Inc.	279,406
21,064	Crown Castle International Corp.	3,844,391
9,836	CubeSmart	499,079
6,528	Cushman & Wakefield PLC ADR (United Kingdom) (a)	137,023
13,773	Digital Realty Trust, Inc.	2,055,345
23,997	DigitalBridge Group, Inc. (a)	175,178
11,619	Diversified Healthcare Trust	35,438
8,552	Douglas Emmett, Inc.	266,993
18,438	Duke Realty Corp.	1,065,348
4,399	Easterly Government Properties, Inc.	92,247
7,141	Empire State Realty Trust, Inc.	63,698
3,645	EPR Properties	160,271
5,946	Equity Commonwealth (a)	154,834
8,508	Equity Lifestyle Properties, Inc.	666,091
17,339	Equity Residential	1,538,489
5,764	Essential Properties Realty Trust, Inc.	153,034
3,169	Essex Property Trust, Inc.	1,053,692
3,214	eXp World Holdings, Inc.	87,228
3,409	Federal Realty Investment Trust	434,614
847	Forestar Group, Inc. (a)	16,898
3,714	Four Corners Property Trust, Inc.	100,538
298	FRP Holdings, Inc. (a)	16,831
10,850	Gaming & Leisure Properties, Inc.	490,203
1,448	Gladstone Land Corp.	44,135
2,973	Global Medical REIT, Inc.	50,273
4,887	Global Net Lease, Inc.	70,080
7,092	Healthcare Realty Trust, Inc.	219,994
10,667	Healthcare Trust of America, Inc. Class A	347,211
26,270	Healthpeak Properties, Inc.	929,170
5,078	Highwoods Properties, Inc.	218,963
2,015	Howard Hughes Corp. (a)	194,065
7,430	Hudson Pacific Properties, Inc.	175,571
5,123	Independence Realty Trust, Inc.	117,778
3,181	Industrial Logistics Properties Trust	72,940
1,162	Innovative Industrial Properties, Inc.	230,297
28,096	Invitation Homes, Inc.	1,179,470
3,494	iStar, Inc. (b)	75,016
5,787	JBG SMITH Properties	158,564
2,472	Jones Lang LaSalle, Inc. (a)	619,953
6,176	Kennedy-Wilson Holdings, Inc.	138,713
5,109	Kilroy Realty Corp.	326,976
28,375	Kimco Realty Corp.	688,377
10,640	Kite Realty Group Trust	222,163
3,817	Life Storage, Inc.	515,104
1,920	LTC Properties, Inc.	69,254
10,381	Macerich Co.	171,702
3,544	Mack-Cali Realty Corp. (a)	58,476
1,155	Marcus & Millichap, Inc. (a)	54,066
29,032	Medical Properties Trust, Inc.	660,768
7,634	MGM Growth Properties LLC	296,810
5,654	Mid-America Apartment Communities, Inc.	1,168,569
8,558	National Retail Properties, Inc.	379,804
4,105	National Storage Affiliates Trust	252,704
1,923	Netstreit Corp. (b)	43,460
8,495	Newmark Group, Inc.	130,058
1,102	NexPoint Residential Trust, Inc.	87,389
2,356	Office Properties Income Trust	60,031
11,641	Omega Healthcare Investors, Inc.	366,459
5,891	Opendoor Technologies, Inc. (a)	58,498
2,686	Orion Office REIT, Inc. (a)	44,695
8,536	Paramount Group, Inc.	74,178
6,403	Pebblebrook Hotel Trust	138,625
10,596	Physicians Realty Trust	193,483
6,052	Piedmont Office Realty Trust, Inc. Class A	107,483
1,476	Plymouth Industrial REIT, Inc.	42,435
2,556	Preferred Apartment Communities, Inc.	42,634
36,029	Prologis, Inc.	5,650,068
7,688	Public Storage	2,756,379
5,682	Realogy Holdings Corp. (a)	93,753
26,856	Realty Income Corp.	1,864,075
4,601	Redfin Corp. (a)	136,052
7,450	Regency Centers Corp.	534,537
5,918	Retail Opportunity Investments Corp.	109,661
6,710	Rexford Industrial Realty, Inc.	490,971
8,121	RLJ Lodging Trust	112,476
3,957	RPT Realty	49,937
2,549	Ryman Hospitality Properties, Inc. (a)	225,332
10,760	Sabra Health Care REIT, Inc.	146,444
781	Safehold, Inc.	48,344
1,914	Seritage Growth Properties (a)	19,829
16,014	Simon Property Group, Inc.	2,357,261
3,273	SL Green Realty Corp.	237,358
7,895	Stag Industrial, Inc.	337,353
11,915	Store Capital Corp.	377,825
5,648	Sun Communities, Inc.	1,067,246
3,439	Terreno Realty Corp.	257,134
749	The RMR Group LLC	23,975
14,466	UDR, Inc.	822,247
11,376	Uniti Group, Inc.	137,195
5,709	Urban Edge Properties	104,132
19,176	Ventas, Inc.	1,016,711
29,922	VICI Properties, Inc.	856,368
7,935	Vornado Realty Trust	325,414
4,123	Washington REIT, Inc.	101,508
20,595	Welltower, Inc.	1,784,145
36,542	Weyerhaeuser Co.	1,477,393
9,012	WP Carey, Inc.	699,331
2,988	Zillow Group, Inc. Class A (a)	148,982
8,158	Zillow Group, Inc. Class C (a)	411,816

		64,348,500

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
5,743	American Finance Trust, Inc.	47,437
3,188	Douglas Elliman, Inc. (a)	24,739
920	RE/MAX Holdings, Inc.	27,379

		99,555

Telecommunications - 4.1%
4,375	Equinix, Inc.	3,171,438
5,339	SBA Communications Corp.	1,737,524

		4,908,962

	TOTAL COMMON STOCKS (Cost $73,616,309)	$76,722,740

SHORT TERM INVESTMENTS - 41.9%
Money Market Funds - 41.9%
16,499,261	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$16,499,261
33,630,143	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	33,630,143

	TOTAL SHORT TERM INVESTMENTS (Cost $50,129,404)	$50,129,404

	TOTAL INVESTMENTS (Cost $123,745,713) - 106.0% (e)	$126,852,144
	Liabilities in Excess of Other Assets - (6.0)%	(7,096,941)

	TOTAL NET ASSETS - 100.0%	$119,755,203

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $87,119,355.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of MSCI US IMI Real Estate 25/50 Index	0.7300 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	66,263	$88,365,687	$(1,834,901)
Total return of MSCI US IMI Real Estate 25/50 Index	0.5400 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	58,763	78,901,080	(2,185,921)
Total return of MSCI US IMI Real Estate 25/50 Index	0.6800 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	19,146	26,017,788	(1,042,065)
Total return of MSCI US IMI Real Estate 25/50 Index	0.2900 % representing 1 month LIBOR rate + spread	J.P. Morgan	2/10/2023	73,147	97,108,951	(1,959,118)

					$290,393,506	$(7,022,005)

Direxion Daily MSCI Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.1%
Money Market Funds - 104.1%
11,532,688	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$11,532,688
11,119,462	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	11,119,462

	TOTAL SHORT TERM INVESTMENTS (Cost $22,652,150) (b)	$22,652,150

	TOTAL INVESTMENTS (Cost $22,652,150) - 104.1%	$22,652,150
	Liabilities in Excess of Other Assets - (4.1)%	(895,413)

	TOTAL NET ASSETS - 100.0%	$21,756,737

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,596,825.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
(0.2100)% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	J.P. Morgan	6/3/2022	5,958	$8,060,140	$109,454
0.3700 % representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Credit Suisse International	12/7/2022	4,037	5,383,581	108,774
0.3400 % representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Bank of America Merrill Lynch	12/13/2022	22,881	30,722,319	842,103
0.4800 % representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	UBS Securities LLC	12/14/2022	17,327	23,217,322	623,808

					$67,383,362	$1,684,139

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 66.0%
Administrative and Support Services - 3.1%
19,618	Royalty Pharma PLC ADR (United Kingdom)	$784,916

Ambulatory Health Care Services - 5.6%
13,979	Axsome Therapeutics, Inc. (a)	383,584
11,095	Fulcrum Therapeutics, Inc. (a)	134,915
58,347	Viatris, Inc.	873,455

		1,391,954

Chemical Manufacturing - 46.0%
7,932	Aclaris Therapeutics, Inc. (a)	86,617
14,560	Aerie Pharmaceuticals, Inc. (a)	107,162
2,090	Amphastar Pharmaceuticals, Inc. (a)	48,258
897	ANI Pharmaceuticals, Inc. (a)	36,257
10,411	Antares Pharma, Inc. (a)	35,085
4,546	Athira Pharma, Inc. (a)	46,824
13,147	Bristol-Myers Squibb Co.	853,109
12,136	Cara Therapeutics, Inc. (a)	140,535
16,804	Cassava Sciences, Inc. (a)(b)	743,577
6,056	Catalent, Inc. (a)	629,400
4,654	Collegium Pharmaceutical, Inc. (a)	83,074
9,335	Corcept Therapeutics, Inc. (a)(b)	175,218
26,489	Elanco Animal Health, Inc. (a)	689,773
3,038	Eli Lilly and Company	745,495
29,364	Esperion Therapeutics, Inc. (a)	125,972
5,636	Harmony Biosciences Holdings, Inc. (a)	202,107
10,813	Innoviva, Inc. (a)	173,332
7,585	Intra-Cellular Therapies, Inc. (a)	360,212
6,043	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	839,433
3,009	Marinus Pharmaceuticals, Inc. (a)	30,692
10,203	Merck & Co., Inc.	831,340
20,737	Nektar Therapeutics (a)	230,595
5,297	NGM Biopharmaceuticals, Inc. (a)	83,746
25,786	Organon & Co.	822,831
6,377	Pacira Pharmaceuticals, Inc. (a)	400,284
20,284	Perrigo Co. PLC ADR (Ireland)	772,212
14,039	Pfizer, Inc.	739,715
2,880	Prestige Consumer Healthcare, Inc. (a)	162,576
6,641	Provention Bio, Inc. (a)	35,596
12,598	Revance Therapeutics, Inc. (a)	167,931
5,908	Supernus Pharmaceuticals, Inc. (a)	182,262
7,637	Theravance Biopharma, Inc. ADR (a)	69,573
3,199	Zoetis, Inc.	639,128
8,508	Zogenix, Inc. (a)	221,293

		11,511,214

Computer and Electronic Product Manufacturing - 0.4%
17,131	Ocular Therapeutix, Inc. (a)	96,962

Merchant Wholesalers, Nondurable Goods - 4.4%
15,441	Amneal Pharmaceuticals, Inc. (a)	68,404
92,149	Atea Pharmaceuticals, Inc. (a)	657,944
107,410	Endo International PLC ADR (Ireland) (a)	342,638
1,348	Phibro Animal Health Corp.	26,016

		1,095,002

Miscellaneous Manufacturing - 3.1%
4,477	Johnson & Johnson	771,342

Professional, Scientific, and Technical Services - 3.2%
6,401	Arvinas, Inc. (a)	457,607
13,816	Omeros Corp. (a)(b)	82,896
9,796	Reata Pharmaceuticals, Inc. (a)	275,464

		815,967

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
7,622	Nuvation Bio, Inc. (a)	46,494

	TOTAL COMMON STOCKS (Cost $17,062,612)	$16,513,851

SHORT TERM INVESTMENTS - 43.6%
Money Market Funds - 43.6%
6,836,740	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$6,836,740
3,663,656	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	3,663,656
421,857	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	421,857

	TOTAL SHORT TERM INVESTMENTS (Cost $10,922,253)	$10,922,253

	TOTAL INVESTMENTS (Cost $27,984,865) - 109.6% (e)	$27,436,104
	Liabilities in Excess of Other Assets - (9.6)%	(2,412,444)

	TOTAL NET ASSETS - 100.0%	$25,023,660

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,708,628.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Pharmaceuticals Select Industry Index	0.6400 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	6,281	$32,006,379	$(512,336)
Total return of S&P Pharmaceuticals Select Industry Index	0.3900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	584	2,930,167	(154)
Total return of S&P Pharmaceuticals Select Industry Index	0.6800 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	4,815	24,368,498	(220,709)

					$59,305,044	$(733,199)

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 74.0%
Credit Intermediation and Related Activities - 68.1%
5,346	1st Source Corp.	$266,658
7,012	Allegiance Bancshares, Inc.	308,738
48,640	Ameris Bancorp	2,398,438
175,352	Associated Banc-Corp	4,190,913
33,744	Atlantic Union Bankshares Corp.	1,374,056
11,567	BancFirst Corp.	866,947
20,672	Bank of Hawaii Corp.	1,779,239
6,453	Bank of Marin Bancorp	240,632
72,497	Bank OZK	3,396,484
90,163	BankUnited, Inc.	3,764,305
19,903	Banner Corp.	1,236,175
35,477	Berkshire Hills Bancorp, Inc.	1,049,764
17,198	BOK Financial Corp.	1,763,655
35,277	Brookline Bancorp, Inc.	603,237
170,854	Cadence Bank	5,325,519
4,007	Camden National Corp.	198,988
40,416	Cathay General Bancorp	1,825,187
121,334	Citizens Financial Group, Inc.	6,245,061
6,642	City Holding Co.	532,755
87,825	Columbia Banking System, Inc.	3,053,675
68,041	Comerica, Inc.	6,312,844
43,515	Commerce Bancshares, Inc.	2,998,619
24,500	Community Bank System, Inc.	1,749,790
5,054	Community Trust Bancorp, Inc.	223,336
15,913	ConnectOne Bancorp, Inc.	509,375
29,352	Customers Bancorp, Inc. (a)	1,711,222
68,051	CVB Financial Corp.	1,499,163
16,826	Dime Community Bancshares, Inc.	588,237
13,724	Eagle Bancorp, Inc.	823,028
73,932	East West Bancorp, Inc.	6,383,289
81,236	Eastern Bankshares, Inc.	1,729,514
15,365	Enterprise Financial Services Corp.	761,182
317,587	F.N.B. Corp.	4,103,224
15,006	FB Financial Corp.	668,067
131,428	Fifth Third Bancorp	5,865,632
28,235	First Bancorp	1,239,799
226,765	First BanCorp ADR	3,299,431
8,387	First Bancshares, Inc.	302,519
22,716	First Busey Corp.	633,322
7,111	First Citizens BancShares, Inc. Class A	5,540,038
54,020	First Commonwealth Financial Corp.	894,571
44,859	First Financial Bancorp	1,130,895
52,416	First Financial Bankshares, Inc.	2,463,028
5,421	First Financial Corp.	243,349
68,018	First Hawaiian, Inc.	1,928,310
352,193	First Horizon National Corp.	6,026,022
22,839	First Merchants Corp.	969,059
65,289	First Midwest Bancorp, Inc.	1,356,053
27,562	First Republic Bank	4,784,488
12,259	Flushing Finanicial Corp.	289,435
128,427	Fulton Financial Corp.	2,305,265
44,002	Glacier Bancorp, Inc.	2,285,024
4,148	Great Southern Bancorp, Inc.	246,142
47,773	Hancock Holding Co.	2,518,593
17,101	Hanmi Financial Corp. Class A	459,675
18,186	HarborOne Bancorp, Inc.	258,241
15,830	Heartland Financial USA, Inc.	823,635
19,267	Heritage Commerce Corp.	240,067
21,241	Heritage Financial Corp.	515,307
50,360	Hilltop Holdings, Inc.	1,663,391
12,304	HomeStreet, Inc.	599,820
86,583	Hope Bancorp, Inc.	1,450,265
15,101	Horizon Bancorp, Inc.	322,104
376,642	Huntington Bancshares, Inc.	5,672,228
27,202	Independent Bank Corp. (Massachusetts)	2,294,489
10,893	Independent Bank Corp. (Michigan)	266,661
16,548	Independent Bank Group, Inc.	1,256,324
24,874	International Bancshares Corp.	1,045,454
177,046	Investors Bancorp, Inc.	2,889,391
249,949	KeyCorp	6,263,722
17,668	Lakeland Bancorp, Inc.	334,455
15,893	Lakeland Financial Corp.	1,270,327
26,542	Live Oak Bancshares, Inc.	1,562,262
37,785	M&T Bank Corp.	6,400,023
32,028	Meta Financial Group, Inc.	1,904,385
11,716	Metropolitan Bank Holding Corp. (a)	1,171,600
10,264	Midland States Bancorp, Inc.	296,322
15,128	NBT Bancorp, Inc.	585,151
4,775	Nicolet Bankshares, Inc. (a)	444,505
32,557	OceanFirst Financial Corp.	739,044
28,825	OFG Bancorp ADR	797,588
166,236	Old National Bancorp	3,047,106
47,628	Pacific Premier Bancorp, Inc.	1,821,771
95,298	PacWest Bancorp	4,424,686
4,044	Park National Corp.	547,800
5,309	Peapack-Gladstone Financial Corp.	195,584
12,162	Peoples Bancorp, Inc.	403,170
326,039	People’s United Financial, Inc.	6,318,636
47,901	Pinnacle Financial Partners, Inc.	4,632,506
28,534	PNC Financial Services Group, Inc.	5,877,719
57,151	Popular, Inc. ADR	5,096,155
7,935	Preferred Bank	619,406
41,214	Prosperity Bancshares, Inc.	3,018,924
258,721	Regions Financial Corp.	5,935,060
28,460	Renasant Corp.	1,046,759
13,762	S&T Bancorp, Inc.	424,007
22,701	Sandy Spring Bancorp, Inc.	1,073,984
33,839	Seacoast Banking Corp. of Florida	1,235,123
18,860	Signature Bank	5,745,322
37,622	Silvergate Capital Corp. (a)	4,053,394
61,177	Simmons First National Corp.	1,749,662
11,978	Southside Bancshares, Inc.	501,878
8,169	SVB Financial Group (a)	4,769,879
120,345	Synovus Financial Corp.	5,988,367
59,512	Texas Capital Bancshares, Inc. (a)	3,731,402
51,606	The Bancorp, Inc. (a)	1,538,891
4,124	Tompkins Financial Corp.	328,105
9,131	TriCo Bancshares	396,925
15,900	Triumph Bancorp, Inc. (a)	1,390,932
96,841	Truist Financial Corp.	6,083,552
36,763	Trustmark Corp.	1,197,739
26,118	UMB Financial Corp.	2,571,317
65,408	United Bankshares, Inc.	2,310,865
62,882	United Community Banks, Inc.	2,225,394
10,364	Univest Corp. of Pennsylvania	312,267
249,016	Valley National Bancorp	3,466,303
5,096	Washington Trust Bancorp, Inc.	290,880
83,562	Webster Financial Corp.	4,747,157
41,289	WesBanco, Inc.	1,465,347
10,670	Westamerica Bancorp	619,714
53,705	Western Alliance Bancorp	5,326,999
40,234	Wintrust Financial Corp.	3,945,748
90,989	Zions Bancorp	6,170,874

		272,976,036

Management of Companies and Enterprises - 5.7%
35,271	Banc of California, Inc.	681,436
14,731	Byline Bancorp, Inc.	383,006
15,163	Central Pacific Financial Corp.	441,243
34,610	Cullen/Frost Bankers, Inc.	4,880,356
19,996	First Foundation, Inc.	522,895
54,010	First Interstate BancSystem, Inc.	1,984,868
78,742	Home Bancshares, Inc.	1,855,162
15,265	National Bank Holdings Corp.	693,031
17,208	ServisFirst Bancshares, Inc.	1,460,443
47,480	South State Corp.	4,007,787
205,317	Umpqua Holdings Corp.	4,163,829
38,815	Veritex Holdings, Inc.	1,558,422

		22,632,478

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
5,474	CBTX, Inc.	161,100
7,247	QCR Holdings, Inc.	413,369
12,604	TriState Capital Holdings, Inc. (a)	398,160

		972,629

	TOTAL COMMON STOCKS (Cost $304,269,110)	$296,581,143

SHORT TERM INVESTMENTS - 19.5%
Money Market Funds - 19.5%
25,312,676	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$25,312,676
34,911,128	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	34,911,128
18,085,270	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	18,085,270

	TOTAL SHORT TERM INVESTMENTS (Cost $78,309,074)	$78,309,074

	TOTAL INVESTMENTS (Cost $382,578,184) - 93.5% (c)	$374,890,217
	Other Assets in Excess of Liabilities - 6.5%	26,122,792

	TOTAL NET ASSETS - 100.0%	$401,013,009

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $188,172,462.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	0.5400 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	214,713	$475,076,137	$8,252,334
Total return of S&P Regional Banks Select Industry Index	0.6400 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	177,966	392,266,350	8,396,598
Total return of S&P Regional Banks Select Industry Index	0.5800 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	10,537	20,635,771	4,550,850

					$887,978,258	$21,199,782

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 73.6%
Administrative and Support Services - 0.6%
13,796	Revolve Group, Inc. (a)	$680,419

Broadcasting (except Internet) - 0.7%
110,476	Qurate Retail, Inc.	776,646

Chemical Manufacturing - 0.6%
182,240	BARK, Inc. (a)(b)	687,045

Clothing and Clothing Accessories Stores - 16.5%
24,879	Abercrombie & Fitch Co. Class A (a)	970,281
18,824	Academy Sports & Outdoors Inc. (a)	732,254
33,833	American Eagle Outfitters, Inc.	772,407
11,542	Bath & Body Works, Inc.	647,160
6,798	Boot Barn Holdings, Inc. (a)	625,212
37,935	Caleres, Inc.	909,681
140,020	Chicos FAS, Inc. (a)	659,494
9,953	Childrens Place Retail Stores, Inc. (a)	704,175
10,446	Citi Trends, Inc. (a)	508,929
61,255	Designer Brands, Inc. (a)	806,728
52,076	Gap, Inc.	941,013
10,784	Genesco, Inc. (a)	693,735
36,489	Guess?, Inc.	839,977
42,314	Nordstrom, Inc. (a)(b)	952,065
7,821	Ross Stores, Inc.	764,503
19,933	Shoe Carnival, Inc.	680,911
10,036	Signet Jewelers Ltd. ADR	864,401
17,472	The Buckle, Inc.	657,646
70,954	The RealReal, Inc. (a)	670,515
11,812	TJX Companies, Inc.	850,110
28,902	Urban Outfitters, Inc. (a)	830,066
17,443	Victoria’s Secret & Co. (a)	973,843
18,436	Zumiez, Inc. (a)	828,698

		17,883,804

Data Processing, Hosting and Related Services - 0.7%
7,945	Shutterstock, Inc.	770,427

Electronics and Appliance Stores - 2.0%
8,502	Best Buy Co., Inc.	844,079
30,550	Conn’s, Inc. (a)	741,448
5,550	GameStop Corp. Class A (a)(b)	604,562

		2,190,089

Food and Beverage Stores - 3.0%
31,693	Grocery Outlet Holding Corp. (a)	804,368
5,416	Ingles Markets, Inc.	416,653
19,792	Kroger Co.	862,733
32,946	Sprouts Farmers Market, Inc. (a)	894,155
5,118	Weis Markets, Inc.	308,308

		3,286,217

Food Services and Drinking Places - 1.4%
4,703	Casey’s General Stores, Inc.	883,271
4,373	Wayfair, Inc. (a)	681,838

		1,565,109

Gasoline Stations - 0.5%
12,060	TravelCenters of America Inc. (a)	549,695

General Merchandise Stores - 9.6%
19,702	Big Lots, Inc.	825,711
13,090	BJ’s Wholesale Club Holdings, Inc. (a)	804,642
3,049	Burlington Stores, Inc. (a)	722,400
1,583	Costco Wholesale Corp.	799,621
3,298	Dillard’s, Inc. Class A	836,768
3,972	Dollar General Corp.	828,083
6,233	Dollar Tree, Inc. (a)	817,894
4,377	Five Below, Inc. (a)	717,828
17,054	Kohl’s Corp.	1,018,294
33,025	Macy’s, Inc.	845,440
7,489	PriceSmart, Inc.	534,789
3,706	Target Corp.	816,914
6,262	Wal-Mart Stores, Inc.	875,490

		10,443,874

Health and Personal Care Stores - 3.7%
28,754	Albertsons Companies, Inc. Class A	809,425
29,392	Petmed Express, Inc. (b)	759,195
68,693	Rite Aid Corp. (a)	728,833
2,185	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	794,772
17,828	Walgreens Boots Alliance, Inc.	887,121

		3,979,346

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
522	Winmark Corp.	112,449

Machinery Manufacturing - 0.8%
41,777	Leslie’s, Inc. (a)	870,215

Merchant Wholesalers, Durable Goods - 0.4%
4,443	America’s Car-Mart, Inc. (a)	421,730

Merchant Wholesalers, Nondurable Goods - 0.8%
19,875	Foot Locker, Inc.	888,015

Miscellaneous Manufacturing - 1.4%
18,246	National Vision Holdings, Inc. (a)	745,896
43,590	Petco Health & Wellness Co., Inc. (a)	817,313

		1,563,209

Miscellaneous Store Retailers - 5.7%
37,560	1-800-Flowers.com, Inc. (a)	639,647
17,054	Chewy, Inc. (a)(b)	811,941
3,919	Etsy, Inc. (a)	615,596
17,671	Ollie’s Bargain Outlet Holdings, Inc. (a)	847,148
148,102	Party City Holdings Inc. (a)	700,522
42,192	Sally Beauty Holdings, Inc. (a)	724,437
22,772	The ODP Corp. (a)	1,007,206
3,768	Tractor Supply Co.	822,592

		6,169,089

Motor Vehicle and Parts Dealers - 10.6%
3,675	Advance Auto Parts, Inc.	850,799
5,122	Asbury Automotive Group, Inc. (a)	824,488
7,314	AutoNation, Inc. (a)	797,226
444	AutoZone, Inc. (a)	881,939
5,901	CarMax, Inc. (a)	656,014
68,742	CarParts.com, Inc. (a)	632,426
3,257	Carvana Co. (a)	527,829
71,703	EVgo, Inc. (a)(b)	591,550
4,355	Group 1 Automotive, Inc.	739,523
15,560	MarineMax, Inc. (a)	732,254
4,684	Murphy USA, Inc.	921,155
1,297	O’Reilly Automotive, Inc. (a)	845,320
4,162	OneWater Marine. Inc.	215,217
8,350	Penske Automotive Group, Inc.	848,611
17,537	Sonic Automotive, Inc.	894,562
72,828	Vroom, Inc. (a)	584,081

		11,542,994

Nonstore Retailers - 3.8%
261	Amazon.com, Inc. (a)	780,774
5,589	DoorDash, Inc. (a)	634,295
13,195	eBay, Inc.	792,624
12,054	Overstock.com, Inc. (a)	577,869
46,264	Stitch Fix, Inc. (a)	760,117
60,622	ThredUp, Inc. (a)	561,966

		4,107,645

Printing and Related Support Activities - 0.3%
35,542	Arko Corp. (a)	292,155

Professional, Scientific, and Technical Services - 2.8%
246,561	ContextLogic, Inc. (a)(b)	653,387
10,296	Franchise Group, Inc.	515,521
39,509	Groupon, Inc. (a)(b)	1,206,605
88,423	Quotient Technology, Inc. (a)	628,687

		3,004,200

Publishing Industries (except Internet) - 1.2%
52,012	Porch Group, Inc. (a)	548,727
47,815	Poshmark, Inc. (a)(b)	755,955

		1,304,682

Rental and Leasing Services - 0.7%
17,629	Rent-A-Center, Inc.	743,062

Repair and Maintenance - 0.9%
14,133	Liquidity Services, Inc. (a)	268,951
14,431	Monro Muffler Brake, Inc.	717,654

		986,605

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
223,463	Shift Technologies, Inc. (a)(b)	511,730

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 3.5%
42,870	Big 5 Sporting Goods Corp. (b)	844,110
22,386	Camping World Holdings, Inc.	743,215
7,755	Dick’s Sporting Goods, Inc. (b)	894,927
11,775	Hibbett Sports, Inc.	725,929
53,244	Sportsman’s Warehouse Holdings, Inc. (a)	583,554

		3,791,735

Truck Transportation - 0.8%
3,058	Lithia Motors, Inc. Class A	893,333

	TOTAL COMMON STOCKS (Cost $84,266,011)	$80,015,519

SHORT TERM INVESTMENTS - 58.8%
Money Market Funds - 58.8%
43,159,227	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$43,159,227
24	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	24
20,725,529	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	20,725,529

	TOTAL SHORT TERM INVESTMENTS (Cost $63,884,780)	$63,884,780

	TOTAL INVESTMENTS (Cost $148,150,791) - 132.4% (e)	$143,900,299
	Liabilities in Excess of Other Assets - (32.4)%	(35,244,760)

	TOTAL NET ASSETS - 100.0%	$108,655,539

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $104,696,270.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	0.4400 % representing 1 month LIBOR rate + spread	J.P. Morgan	2/28/2022	10,267	$96,639,724	$(8,434,896)
Total return of S&P Retail Select Industry® Index	0.6900 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	1,513	14,591,040	(1,586,953)
Total return of S&P Retail Select Industry® Index	0.3900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	4,922	42,201,213	25,898
Total return of S&P Retail Select Industry® Index	0.6300 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	11,968	117,609,573	(14,590,026)

					$271,041,550	$(24,585,977)

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 63.7%
Accommodation - 3.3%
8,541	Caesars Entertainment Inc. (a)	$650,312
32,094	Host Hotels & Resorts, Inc. (a)	556,510
3,626	Marriott International, Inc. Class A (a)	584,221
14,049	MGM Resorts International	600,173
16,300	Penn National Gaming, Inc. (a)	743,443

		3,134,659

Administrative and Support Services - 1.2%
248	Booking Holdings, Inc. (a)	609,120
5,072	Live Nation Entertainment, Inc. (a)	555,435

		1,164,555

Air Transportation - 1.1%
9,999	Alaska Air Group, Inc. (a)	547,345
12,078	United Continental Holdings, Inc. (a)	517,905

		1,065,250

Amusement, Gambling, and Recreation Industries - 1.3%
4,279	Global Payments, Inc.	641,337
6,609	Wynn Resorts Ltd. (a)	564,739

		1,206,076

Apparel Manufacturing - 0.6%
6,066	PVH Corp.	576,331

Chemical Manufacturing - 2.3%
2,432	Albemarle Corp.	536,840
1,166	Bio-Techne Corp.	438,894
6,027	LyondellBasell Industries N.V. Class A ADR (Netherlands)	582,992
15,973	Mosaic Co.	638,121

		2,196,847

Clothing and Clothing Accessories Stores - 1.6%
8,665	Bath & Body Works, Inc.	485,846
31,909	Gap, Inc.	576,596
5,215	Ross Stores, Inc.	509,766

		1,572,208

Computer and Electronic Product Manufacturing - 12.8%
4,231	Advanced Micro Devices, Inc. (a)	483,392
3,347	Analog Devices, Inc.	548,808
3,975	Apple, Inc.	694,750
1,166	Broadcom, Inc.	683,136
3,470	Enphase Energy, Inc. (a)	487,431
1,720	Fortinet, Inc. (a)	511,253
10,697	Microchip Technology, Inc.	828,804
10,175	Micron Technology, Inc.	837,097
1,410	Monolithic Power Systems, Inc.	568,131
2,363	NVIDIA Corp.	578,604
3,786	NXP Semiconductors N.V. ADR (Netherlands)	777,796
5,180	Qorvo, Inc. (a)	711,110
4,317	Qualcomm, Inc.	758,756
4,643	Skyworks Solutions, Inc.	680,292
6,400	Teradyne, Inc.	751,552
3,418	Texas Instruments, Inc.	613,497
7,664	Trimble, Inc. (a)	553,034
13,413	Western Digital Corp. (a)	693,989
985	Zebra Technologies Corp. Class A (a)	501,483

		12,262,915

Credit Intermediation and Related Activities - 4.9%
11,925	Citizens Financial Group, Inc.	613,780
5,545	Discover Financial Services	641,834
1,638	MasterCard, Inc. Class A	632,890
24,551	Regions Financial Corp.	563,200
5,852	State Street Corp.	553,014
866	SVB Financial Group (a)	505,657
13,413	Synchrony Financial	571,260
9,279	Zions Bancorp	629,302

		4,710,937

Data Processing, Hosting, and Related Services - 0.5%
4,278	Match Group, Inc. (a)	482,131

Electrical Equipment, Appliance, and Component Manufacturing - 1.0%
1,386	Generac Holdings, Inc. (a)	391,379
3,575	IPG Photonics Corp. (a)	552,230

		943,609

Insurance Carriers and Related Activities - 1.4%
9,975	Lincoln National Corp.	698,051
8,700	Principal Financial Group, Inc.	635,622

		1,333,673

Machinery Manufacturing - 1.8%
6,118	Applied Materials, Inc.	845,385
1,466	Lam Research Corp.	864,823

		1,710,208

Management of Companies and Enterprises - 1.2%
30,443	Carnival Corp. (a)	603,076
27,408	Norwegian Cruise Line Holdings Ltd. (a)	570,908

		1,173,984

Merchant Wholesalers, Durable Goods - 1.4%
2,059	KLA-Tencor Corp.	801,507
3,385	Mohawk Industries, Inc. (a)	534,390

		1,335,897

Mining (except Oil and Gas) - 0.8%
20,997	Freeport-McMoRan Copper & Gold, Inc.	781,508

Miscellaneous Manufacturing - 1.1%
988	Align Technology, Inc. (a)	489,021
8,056	Textron, Inc.	548,291

		1,037,312

Miscellaneous Store Retailers - 0.4%
2,410	Etsy, Inc. (a)	378,563

Oil and Gas Extraction - 4.2%
25,848	APA Corp.	858,412
15,918	Devon Energy Corp.	804,973
43,326	Marathon Oil Corp.	843,557
23,364	Occidental Petroleum Corp.	880,122
7,229	Phillips 66	612,947

		4,000,011

Other Information Services - 0.5%
13,086	Twitter, Inc. (a)	490,856

Personal and Laundry Services - 0.5%
1,308	Cintas Corp.	512,121

Petroleum and Coal Products Manufacturing - 1.4%
9,567	Marathon Petroleum Corp.	686,432
7,665	Valero Energy Corp.	635,965

		1,322,397

Primary Metal Manufacturing - 0.6%
18,705	Howmet Aerospace, Inc.	581,538

Professional, Scientific, and Technical Services - 1.7%
3,058	CDW Corp.	578,115
17,755	DXC Technology Co. (a)	534,070
1,726	Meta Platforms, Inc. (a)	540,687

		1,652,872

Publishing Industries (except Internet) - 4.0%
1,644	ANSYS, Inc. (a)	558,977
1,966	Autodesk, Inc. (a)	491,087
3,462	Cadence Design Systems, Inc. (a)	526,709
971	Intuit, Inc.	539,128
1,351	Paycom Software, Inc. (a)	452,990
5,692	PTC, Inc. (a)	661,752
1,914	Synopsys, Inc. (a)	594,297

		3,824,940

Real Estate - 1.2%
24,693	Kimco Realty Corp.	599,052
3,891	Simon Property Group, Inc.	572,755

		1,171,807

Rental and Leasing Services - 0.6%
1,729	United Rentals, Inc. (a)	553,488

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.0%
2,047	Ameriprise Financial, Inc.	622,923
623	BlackRock, Inc.	512,692
18,552	Franklin Resources, Inc.	593,107
30,320	Invesco Ltd.	687,051
2,863	T. Rowe Price Group, Inc.	442,133

		2,857,906

Support Activities for Mining - 3.1%
6,613	Diamondback Energy, Inc.	834,296
25,433	Halliburton Co.	781,810
6,892	Hess Corp.	636,063
18,188	Schlumberger Ltd.	710,605

		2,962,774

Support Activities for Transportation - 0.6%
3,220	Expedia, Inc. (a)	590,194

Telecommunications - 0.6%
3,330	PayPal Holdings, Inc. (a)	572,560

Transportation Equipment Manufacturing - 1.8%
3,538	Aptiv PLC ADR (Ireland) (a)	483,220
3,000	Boeing Co. (a)	600,720
677	Tesla Motors, Inc. (a)	634,160

		1,718,100

Utilities - 0.6%
10,027	ONEOK, Inc.	608,438

Water Transportation - 0.6%
6,937	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	539,768

	TOTAL COMMON STOCKS (Cost $62,076,380)	$61,026,433

SHORT TERM INVESTMENTS - 46.9%
Money Market Funds - 46.9%
26,917,261	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$26,917,261
6,232,056	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	6,232,056
11,825,786	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	11,825,786

	TOTAL SHORT TERM INVESTMENTS (Cost $44,975,103)	$44,975,103

	TOTAL INVESTMENTS (Cost $107,051,483) - 110.6% (c)	$106,001,536
	Liabilities in Excess of Other Assets - (10.6)%	(10,146,250)

	TOTAL NET ASSETS - 100.0%	$95,855,286

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $83,713,130.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® High Beta Index	0.5600% representing 1 month LIBOR rate + spread	Barclays	12/7/2022	4,041	$75,029,154	$(4,089,464)
Total return of S&P 500® High Beta Index	0.5400% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	60	1,107,354	(54,438)
Total return of S&P 500® High Beta Index	0.5900% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	4,444	81,753,068	(3,768,952)
Total return of S&P 500® High Beta Index	0.6700% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	4,366	76,449,781	160,127

					$234,339,357	$(7,752,727)

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 112.6%
Money Market Funds - 112.6%
20,560,257	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$20,560,257
13,150,825	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	13,150,825
3,858,117	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	3,858,117

	TOTAL SHORT TERM INVESTMENTS (Cost $37,569,199) (b)	$37,569,199

	TOTAL INVESTMENTS (Cost $37,569,199) - 112.6%	$37,569,199
	Liabilities in Excess of Other Assets - (12.6)%	(4,208,528)

	TOTAL NET ASSETS - 100.0%	$33,360,671

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,192,772.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.2100)% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	7/29/2022	550	$9,508,318	$(196,982)
0.2900% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/7/2022	3,919	68,725,772	(54,880)
0.2900% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/13/2022	383	7,045,775	321,710
0.3800% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/14/2022	852	14,611,647	(346,036)

					$99,891,512	$(276,188)

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 70.8%
Ambulatory Health Care Services - 2.5%
121,351	ALX Oncology Holdings, Inc. (a)	$1,941,616
139,185	CareDx, Inc. (a)	5,817,933
373,734	Invitae Corp. (a)	4,200,770
41,721	Keros Therapeutics, Inc. (a)	1,934,603
66,984	Natera, Inc. (a)	4,732,420
435,140	Organogenesis Holdings, Inc. (a)	3,346,227
86,886	Y-mAbs Therapeutics, Inc. (a)	859,302

		22,832,871

Apparel Manufacturing - 0.2%
223,720	Sana Biotechnology, Inc. (a)	1,959,787

Chemical Manufacturing - 46.1%
205,140	2seventy bio, Inc. (a)	3,829,964
31,716	Aadi Bioscience, Inc. (a)(b)	602,604
47,694	AbbVie, Inc.	6,528,832
268,799	Acadia Pharmaceuticals Inc. (a)	6,045,289
139,124	Adagio Therapeutics, Inc. (a)(b)	998,910
202,239	Agios Pharmaceuticals, Inc. (a)	6,247,163
837,392	Akebia Therapeutics, Inc. (a)	1,666,410
925,920	Alaunos Therapeutics, Inc. (a)	999,994
72,917	Albireo Pharma, Inc. (a)	2,077,405
241,610	Aldeyra Therapeutics, Inc. (a)	886,709
274,059	Alkermes PLC ADR (Ireland) (a)	6,988,504
71,529	AlloVir, Inc. (a)	583,677
34,483	Alnylam Pharmaceuticals, Inc. (a)	4,744,861
411,849	Altimmune, Inc. (a)	3,323,621
28,406	Amgen, Inc.	6,452,139
582,027	Amicus Therapeutics, Inc. (a)	5,476,874
173,061	Arcturus Therapeutics Holdings, Inc. (a)	4,522,084
143,277	Arcus Biosciences Inc. (a)	4,412,932
64,491	Arcutis Biotherapeutics, Inc. (a)	974,459
119,766	Arena Pharmaceuticals, Inc. (a)	11,016,077
204,139	Avid Bioservices, Inc. (a)	3,852,103
81,134	Beam Therapeutics, Inc. (a)	5,615,284
513,605	BioCryst Pharmaceuticals, Inc. (a)	7,935,197
25,728	Biogen, Inc. (a)	5,814,528
70,462	BioMarin Pharmaceutical, Inc. (a)	6,245,047
111,879	Bioxcel Therapeutics Inc. (a)	1,890,755
667,810	bluebird bio, Inc. (a)	5,269,021
61,731	Blueprint Medicines Corp. (a)	4,759,460
165,367	BridgeBio Pharma, Inc. (a)	1,632,172
259,372	Catalyst Pharmaceuticals, Inc. (a)	1,493,983
163,525	Celldex Therapeutics, Inc. (a)	5,070,910
178,443	ChemoCentryx, Inc. (a)	4,798,332
266,232	Chimerix, Inc. (a)	1,520,185
74,126	Chinook Therapeutics, Inc. (a)	956,225
1,512,743	Clovis Oncology, Inc. (a)(b)	3,085,996
202,305	Coherus BioSciences, Inc. (a)	2,500,490
59,172	Crinetics Pharmaceuticals, Inc. (a)	1,117,759
110,206	Cue Biopharma Inc. (a)	814,422
679,749	Curis, Inc. (a)	2,168,399
172,890	CytomX Therapeutics, Inc. (a)	795,294
621,773	Deciphera Pharmaceuticals, Inc. (a)	5,241,546
138,171	Denali Therapeutics, Inc. (a)	4,728,212
36,626	Eagle Pharmaceuticals, Inc. (a)	1,682,598
149,373	Emergent Biosolutions, Inc. (a)	6,990,656
54,454	Enanta Pharmaceuticals, Inc. (a)	3,235,657
307,434	FibroGen, Inc. (a)	4,639,179
130,650	Forma Therapeutics Holdings, Inc. (a)	1,546,896
392,689	G1 Therapeutics, Inc. (a)(b)	3,958,305
122,932	Generation Bio Co. (a)	799,058
645,961	Geron Corp. (a)	723,476
85,160	Gilead Sciences, Inc.	5,848,789
205,869	Gossamer Bio, Inc. (a)	1,974,284
173,420	Halozyme Therapeutics, Inc. (a)	6,002,066
636,847	Heron Therapeutics, Inc. (a)	5,546,937
59,478	Horizon Therapeutics PLC ADR (Ireland) (a)	5,551,082
518,616	ImmunityBio, Inc. (a)(b)	3,018,345
468,640	Immunogen, Inc. (a)	2,647,816
91,526	Incyte Corp. (a)	6,803,128
226,704	Insmed, Inc. (a)	5,141,647
52,517	Intellia Therapeutics, Inc. (a)	4,966,533
294,789	Intercept Pharmaceuticals, Inc. (a)(b)	4,831,592
203,090	Ionis Pharmaceuticals, Inc. (a)	6,458,262
540,998	Ironwood Pharmaceuticals, Inc. Class A (a)	6,032,128
44,411	iTeos Therapeutics, Inc. (a)	1,626,331
72,838	KalVista Pharmaceuticals, Inc. (a)	919,216
46,119	Karuna Therapeutics, Inc. (a)	5,121,976
431,800	Karyopharm Therapeutics, Inc. (a)	3,843,020
99,886	Kiniksa Pharmaceuticals, Ltd. ADR (a)	1,121,720
36,841	Krystal Biotech, Inc. (a)	2,173,619
41,609	Ligand Pharmaceuticals, Inc. (a)	5,185,730
194,895	MacroGenics, Inc. (a)	2,406,953
41,431	Madrigal Pharmaceuticals, Inc. (a)	2,385,597
917,100	MannKind Corp. (a)	3,420,783
316,348	Mersana Therapeutics Inc. (a)	1,508,980
61,082	Morphic Holding, Inc. (a)	2,591,709
286,181	Myovant Sciences, Ltd. ADR (a)	3,737,524
200,792	Myriad Genetics, Inc. (a)	5,278,822
75,091	Neurocrine Biosciences, Inc. (a)	5,933,691
35,934	Novavax, Inc. (a)(b)	3,367,016
972,188	OPKO Health, Inc. (a)	3,042,948
76,166	ORIC Pharmaceuticals Inc. (a)	753,282
134,175	PMV Pharmaceuticals, Inc. (a)	2,154,850
136,916	Prothena Corp. PLC ADR (a)	4,666,097
157,848	PTC Therapeutics, Inc. (a)	6,348,647
95,452	RAPT Therapeutics, Inc. (a)	2,063,672
8,892	Regeneron Pharmaceuticals, Inc. (a)	5,411,582
131,727	REGENXBIO, Inc. (a)	3,477,593
77,563	Replimune Group Inc. (a)	1,538,074
126,597	Rhythm Pharmaceuticals, Inc. (a)	938,084
551,823	Rigel Pharmaceuticals, Inc. (a)	1,412,667
163,871	Rocket Pharmaceuticals, Inc. (a)	2,726,813
135,752	Rubius Therapeutics, Inc. (a)	916,326
154,882	Sage Therapeutics, Inc. (a)	6,105,448
408,396	Sangamo Therapeutics, Inc. (a)	2,462,628
70,002	Sarepta Therapeutics, Inc. (a)	5,010,043
75,490	Scholar Rock Holding Corp. (a)	1,344,477
42,044	Seagen Inc. (a)	5,655,338
374,370	Seres Therapeutics, Inc. (a)	3,122,246
39,662	Spero Therapeutics, Inc. (a)	470,788
85,442	SpringWorks Therapeutics, Inc. (a)	4,757,411
47,691	Stoke Therapeutics, Inc. (a)	903,744
92,060	Sutro Biopharma, Inc. (a)	983,201
179,054	Syndax Pharmaceuticals Inc. (a)	2,925,742
361,119	TG Therapeutics, Inc. (a)	4,178,147
193,764	Travere Therapeutics, Inc. (a)	5,328,510
150,623	Turning Point Therapeutics, Inc. (a)	5,607,694
71,980	Twist Bioscience Corp. (a)	4,277,052
76,802	Ultragenyx Pharmaceutical, Inc. (a)	5,370,764
166,865	uniQure N.V. ADR (Netherlands) (a)	3,011,913
31,714	United Therapeutics Corp. (a)	6,402,105
147,746	Vanda Pharmaceuticals, Inc. (a)	2,239,829
152,521	Veracyte, Inc. (a)	4,638,164
641,777	Verastem, Inc. (a)	981,919
147,976	Vericel Corp. (a)(b)	5,264,986
28,748	Vertex Pharmaceuticals, Inc. (a)	6,987,201
556,300	VistaGen Therapeutics, Inc. (a)	906,769
73,496	Xencor, Inc. (a)	2,526,058

		421,617,761

Hospitals - 0.1%
94,277	BioAtla, Inc. (a)	901,288

Merchant Wholesalers, Nondurable Goods - 3.5%
63,677	Akero Therapeutics, Inc. (a)	1,115,621
82,193	Allakos, Inc. (a)	555,625
286,986	Atara Biotherapeutics, Inc. (a)	4,408,105
41,095	Avita Medical, Inc. (a)	397,389
104,386	C4 Therapeutics, Inc. (a)	2,550,150
216,807	Global Blood Therapeutics, Inc. (a)	6,254,882
76,614	Praxis Precision Medicines, Inc. (a)	1,138,484
188,100	Protagonist Therapeutics Inc. (a)	5,509,449
212,017	Relay Therapeutics, Inc. (a)	4,691,936
259,952	Viking Therapeutics, Inc. (a)	964,422
73,995	Zentalis Pharmaceuticals, Inc. (a)	4,223,634

		31,809,697

Miscellaneous Manufacturing - 1.7%
26,418	Anika Therapeutics, Inc. (a)	840,093
990,586	Inovio Pharmaceuticals, Inc. (a)(b)	4,101,026
244,649	MiMedx Group, Inc. (a)	1,213,459
44,391	Mirati Therapeutics, Inc. (a)	5,295,846
1,118,340	Ocugen, Inc. (a)(b)	3,970,107

		15,420,531

Nursing and Residential Care Facilities - 0.3%
374,909	Radius Health, Inc. (a)	2,841,810

Professional, Scientific, and Technical Services - 14.1%
85,894	4D Molecular Therapeutics, Inc. (a)	1,357,125
1,858,117	Agenus, Inc. (a)	5,128,403
203,768	Alector, Inc. (a)	3,231,760
331,817	Allogene Therapeutics, Inc. (a)	3,799,305
49,170	AnaptysBio, Inc. (a)	1,571,965
275,600	Anavex Life Sciences Corp. (a)	3,604,848
81,327	Annexon, Inc. (a)(b)	609,952
142,896	Apellis Pharmaceuticals, Inc. (a)	5,754,422
85,420	Arrowhead Pharmaceuticals, Inc. (a)	4,506,759
72,863	Avidity Biosciences, Inc. (a)	1,210,983
60,027	Biohaven Pharmaceutical Holding Co. Ltd ADR (a)	7,975,787
274,493	CEL-SCI Corp. (a)(b)	1,657,938
80,712	Cullinan Oncology, Inc. (a)(b)	1,087,998
165,741	Cytokinetics, Inc. (a)	5,500,944
448,835	Dynavax Technologies Corp. (a)	5,821,390
206,240	Editas Medicine, Inc. (a)	3,926,810
75,460	Exact Sciences Corp. (a)	5,762,126
359,324	Exelixis, Inc. (a)	6,503,764
121,720	Fate Therapeutics, Inc. (a)	5,052,597
302,721	Gritstone bio, Inc. (a)	1,652,857
121,114	IDEAYA Biosciences, Inc. (a)	2,006,859
63,599	IGM Biosciences Inc. (a)	1,125,702
44,171	Inhibrx, Inc. (a)	1,173,182
410,074	Iveric Bio, Inc. (a)	5,716,432
76,969	Kezar Life Sciences, Inc. (a)	1,014,451
72,379	Kodiak Sciences, Inc. (a)	4,248,647
86,805	Kronos Bio, Inc. (a)(b)	789,925
234,001	Kura Oncology, Inc. (a)	3,297,074
108,719	Kymera Therapeutics, Inc. (a)	4,566,198
23,281	Moderna, Inc. (a)	3,942,172
102,943	Nurix Therapeutics, Inc. (a)	1,916,799
537,909	Precigen, Inc. (a)	1,387,805
182,736	Precision BioSciences, Inc. (a)	871,651
315,200	Recursion Pharmaceuticals, Inc. (a)(b)	3,731,968
178,712	Revolution Medicines, Inc. (a)	3,845,882
965,021	Sorrento Therapeutics Inc. (a)(b)	3,329,322
52,517	Vaxcyte, Inc. (a)	999,924
162,617	Verve Therapeutics, Inc. (a)(b)	4,686,622
137,254	Vir Biotechnology, Inc. (a)	4,711,930

		129,080,278

Real Estate - 0.2%
920,915	VBI Vaccines Inc. ADR (Canada) (a)	1,565,556

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.0%
153,407	Cerevel Therapeutics Holdings, Inc. (a)	3,994,718
258,578	DermTech, Inc. (a)(b)	3,312,384
215,529	Immunovant Inc. (a)	1,506,548

		8,813,650

Specialty Trade Contractors - 0.5%
961,856	Vaxart, Inc. (a)(b)	4,761,187

Support Activities for Transportation - 0.6%
323,956	Iovance Biotherapeutics, Inc. (a)	5,393,868

	TOTAL COMMON STOCKS (Cost $716,027,952)	$646,998,284

SHORT TERM INVESTMENTS - 54.8%
Money Market Funds - 54.8%
160,036,019	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$160,036,019
340,576,566	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	340,576,566

	TOTAL SHORT TERM INVESTMENTS (Cost $500,612,585)	$500,612,585

	TOTAL INVESTMENTS (Cost $1,216,640,537) - 125.6% (e)	$1,147,610,869
	Liabilities in Excess of Other Assets - (25.6)%	(233,987,437)

	TOTAL NET ASSETS - 100.0%	$913,623,432

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,014,744,397.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Biotechnology Select Industry Index	0.6300 % representing 1 month LIBOR rate + spread	BNP Paribas	6/14/2022	9,500	$93,826,735	$(25,021,519)
Total return of S&P Biotechnology Select Industry Index	0.6300 % representing 1 month LIBOR rate + spread	BNP Paribas	7/19/2022	7,000	74,359,545	(23,647,003)
Total return of S&P Biotechnology Select Industry Index	0.2900 % representing 1 month LIBOR rate + spread	J.P. Morgan	7/21/2022	57,812	426,113,097	(5,136,908)
Total return of S&P Biotechnology Select Industry Index	0.1900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	41,645	344,959,416	(41,712,437)
Total return of S&P Biotechnology Select Industry Index	0.4900 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	83,143	728,465,799	(123,366,716)
Total return of S&P Biotechnology Select Industry Index	0.8300 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	88,442	649,272,931	(5,319,225)

					$2,316,997,523	$(224,203,808)

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 90.8%
Money Market Funds - 90.8%
39,798,114	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$39,798,114
15,312,162	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	15,312,162

	TOTAL SHORT TERM INVESTMENTS (Cost $55,110,276) (b)	$55,110,276

	TOTAL INVESTMENTS (Cost $55,110,276) - 90.8%	$55,110,276
	Other Assets in Excess of Liabilities - 9.2%	5,590,207

	TOTAL NET ASSETS - 100.0%	$60,700,483

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,070,119.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.1100)% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/6/2022	1,159	$7,704,070	$(736,355)
(0.1100)% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/13/2022	1,090	9,036,116	1,096,498
0.2900 % representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/13/2022	5,263	47,054,993	8,741,946
0.2600 % representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/14/2022	17,494	123,684,962	(3,704,963)

					$187,480,141	$5,397,126

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 76.3%
Computer and Electronic Product Manufacturing - 63.2%
1,658,485	Advanced Micro Devices, Inc. (a)	$189,481,911
1,015,540	Analog Devices, Inc.	166,518,094
2,784,860	ASE Technology Holding Co., Ltd. ADR (Taiwan)	19,716,809
661,559	Broadcom, Inc.	387,594,187
5,339,351	Intel Corp.	260,667,116
522,029	Lattice Semiconductor Corp. (a)	28,826,441
2,571,859	Marvell Technology, Inc.	183,630,733
2,095,993	Microchip Technology, Inc.	162,397,538
2,179,372	Micron Technology, Inc.	179,296,935
213,040	MKS Instruments, Inc.	33,091,503
166,968	Monolithic Power Systems, Inc.	67,276,416
1,120,306	NVIDIA Corp.	274,318,127
819,876	NXP Semiconductors NV ADR (Netherlands)	168,435,325
1,636,128	ON Semiconductor Corp. (a)	96,531,552
422,482	Qorvo, Inc. (a)	57,998,329
2,027,344	Qualcomm, Inc.	356,325,981
635,472	Skyworks Solutions, Inc.	93,109,357
1,151,317	STMicroelectronics NV ADR (Netherlands)	54,042,820
1,471,572	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	180,458,874
626,771	Teradyne, Inc.	73,601,719
951,869	Texas Instruments, Inc.	170,850,967
3,156,206	United Microelectronics Corp. ADR (Taiwan) (b)	31,025,505
165,716	Universal Display Corp.	25,439,063
443,656	Wolfspeed, Inc. (a)	41,810,141
801,192	Xilinx, Inc.	155,070,712

		3,457,516,155

Machinery Manufacturing - 8.8%
1,243,547	Applied Materials, Inc.	171,833,325
218,126	ASML Holding NV ADR (Netherlands)	147,714,927
269,159	Lam Research Corp.	158,782,277

		478,330,529

Merchant Wholesalers, Durable Goods - 4.3%
519,744	Entegris, Inc.	62,286,121
448,626	KLA-Tencor Corp.	174,636,643

		236,922,764

	TOTAL COMMON STOCKS (Cost $4,251,331,427)	$4,172,769,448

SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%
619,143,877	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$619,143,877
258,933,420	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.01% (c)	258,933,420
362,720,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	362,720,000
495,169,552	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	495,169,552

	TOTAL SHORT TERM INVESTMENTS (Cost $1,735,966,849)	$1,735,966,849

	TOTAL INVESTMENTS (Cost $5,987,298,276) - 108.0% (e)	$5,908,736,297
	Liabilities in Excess of Other Assets - (8.0)%	(436,322,172)

	TOTAL NET ASSETS - 100.0%	$5,472,414,125

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,306,557,140.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE Semiconductor Index	0.9300% representing 1 month LIBOR rate + spread	BNP Paribas	9/20/2022	1,552,684	$1,209,258,052	$60,644,945
Total return of ICE Semiconductor Index	0.3400% representing 1 month LIBOR rate + spread	J.P. Morgan	9/26/2022	1,206,844	1,033,221,264	(46,491,626)
Total return of ICE Semiconductor Index	0.8900% representing 1 month LIBOR rate + spread	Goldman Sachs	11/16/2022	2,088,694	1,727,783,749	(20,660,849)
Total return of ICE Semiconductor Index	0.7700% representing 1 month LIBOR rate + spread	Barclays	12/7/2022	2,899,084	2,617,287,716	(248,842,485)
Total return of ICE Semiconductor Index	0.4900% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	3,053,337	2,597,323,458	(101,956,399)
Total return of ICE Semiconductor Index	0.6400% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,561,790	1,391,609,881	(115,393,201)
Total return of ICE Semiconductor Index	0.8200% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	2,375,163	2,024,097,348	(82,821,966)
Total return of ICE Semiconductor Index	0.9300% representing 1 month LIBOR rate + spread	BNP Paribas	2/15/2023	250,000	204,295,851	(40,851)

					$12,804,877,319	$(555,562,432)

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 118.1%
Money Market Funds - 118.1%
64,807,097	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$64,807,097
21,580,118	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.01% (a)	21,580,118
9,133,015	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	9,133,015
36,885,235	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	36,885,235

	TOTAL SHORT TERM INVESTMENTS (Cost $132,405,465) (b)	$132,405,465

	TOTAL INVESTMENTS (Cost $132,405,465) - 118.1%	$132,405,465
	Liabilities in Excess of Other Assets - (18.1)%	(20,290,455)

	TOTAL NET ASSETS - 100.0%	$112,115,010

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $84,626,395.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.0800% representing 1 month LIBOR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	9/20/2022	22,941	$17,865,074	$(965,058)
(0.1100)% representing 1 month LIBOR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	9/26/2022	37,971	32,998,346	1,882,931
0.1900% representing 1 month LIBOR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	10/24/2022	19,457	16,920,187	995,424
0.3400% representing 1 month LIBOR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/7/2022	60,090	54,810,833	5,696,414
0.1900% representing 1 month LIBOR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/12/2022	133,666	106,976,573	(2,272,072)
0.4400% representing 1 month LIBOR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/13/2022	41,921	37,600,167	3,330,734
0.4400% representing 1 month LIBOR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/13/2022	95,675	72,674,730	(5,515,400)

					$339,845,910	$3,152,973

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 66.2%
Administrative and Support Services - 3.3%
81,446	Automatic Data Processing, Inc.	$16,791,722
22,518	Broadridge Financial Solutions, Inc.	3,585,316
15,704	FleetCor Technologies, Inc. (a)	3,741,635
15,888	Gartner, Inc. (a)	4,669,324
324,135	Visa, Inc. Class A (b)	73,309,613

		102,097,610

Amusement, Gambling, and Recreation Industries - 0.3%
56,076	Global Payments, Inc.	8,404,671

Computer and Electronic Product Manufacturing - 31.9%
233,427	Advanced Micro Devices, Inc. (a)	26,669,035
115,588	Amphenol Corp. Class A	9,199,649
103,868	Analog Devices, Inc.	17,031,236
2,899,253	Apple, Inc.	506,731,439
43,360	Arista Networks, Inc. (a)	5,390,082
79,556	Broadcom, Inc.	46,610,269
815,218	Cisco Systems, Inc.	45,383,186
26,067	Enphase Energy, Inc. (a)	3,661,631
26,238	Fortinet, Inc. (a)	7,798,983
222,772	HP, Inc.	8,182,416
786,115	Intel Corp.	38,378,134
173,345	International Business Machines Corp.	23,153,692
35,591	Keysight Technologies, Inc. (a)	6,008,473
107,256	Microchip Technology, Inc.	8,310,195
216,219	Micron Technology, Inc.	17,788,337
8,369	Monolithic Power Systems, Inc.	3,372,121
32,641	Motorola Solutions, Inc.	7,570,754
43,223	NetApp, Inc.	3,739,222
327,744	NVIDIA Corp.	80,251,396
51,408	NXP Semiconductors N.V. ADR (Netherlands)	10,561,259
21,306	Qorvo, Inc. (a)	2,924,888
216,504	Qualcomm, Inc.	38,052,743
39,594	Seagate Technology Holdings PLC ADR (Ireland)	4,242,497
31,930	Skyworks Solutions, Inc.	4,678,384
10,158	SolarEdge Technologies, Inc. (a)	2,419,839
31,514	Teradyne, Inc.	3,700,689
178,507	Texas Instruments, Inc.	32,040,221
48,511	Trimble, Inc. (a)	3,500,554
60,229	Western Digital Corp. (a)	3,116,248
47,916	Xilinx, Inc.	9,274,142
10,320	Zebra Technologies Corp. Class A (a)	5,254,118

		984,995,832

Credit Intermediation and Related Activities - 2.5%
117,697	Fidelity National Information Services, Inc.	14,114,224
167,680	MasterCard, Inc. Class A	64,788,199

		78,902,423

Data Processing, Hosting and Related Services - 0.4%
114,867	Fiserv, Inc. (a)	12,141,442

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
6,911	IPG Photonics Corp. (a)	1,067,542
63,066	TE Connectivity Ltd. ADR (Switzerland)	9,019,069

		10,086,611

Machinery Manufacturing - 1.3%
174,525	Applied Materials, Inc.	24,115,864
27,217	Lam Research Corp.	16,055,853

		40,171,717

Merchant Wholesalers, Durable Goods - 0.4%
29,308	KLA-Tencor Corp.	11,408,725

Nonmetallic Mineral Product Manufacturing - 0.2%
148,451	Corning, Inc.	6,240,880

Professional, Scientific, and Technical Services - 3.5%
122,083	Accenture PLC Class A ADR (Ireland)	43,166,107
26,239	CDW Corp.	4,960,483
101,523	Cognizant Technology Solutions Corp. Class A	8,672,095
48,765	DXC Technology Co. (a)	1,466,851
10,970	EPAM Systems, Inc. (a)	5,223,256
11,654	F5 Networks, Inc. (a)	2,419,604
14,298	Jack Henry & Associates, Inc.	2,399,347
62,854	Juniper Networks, Inc.	2,188,576
62,026	Paychex, Inc.	7,304,182
38,478	ServiceNow, Inc. (a)	22,539,643
9,024	Teledyne Technologies, Inc. (a)	3,802,984
18,669	VeriSign, Inc. (a)	4,054,533

		108,197,661

Publishing Industries (except Internet) - 20.8%
91,966	Adobe Systems, Inc. (a)	49,137,434
31,413	Akamai Technologies, Inc. (a)	3,598,359
16,867	ANSYS, Inc. (a)	5,734,949
42,505	Autodesk, Inc. (a)	10,617,324
53,560	Cadence Design Systems, Inc. (a)	8,148,618
26,332	Ceridian HCM Holding, Inc. (a)	1,996,492
24,103	Citrix Systems, Inc.	2,457,060
252,835	Hewlett Packard Enterprise Co.	4,128,796
54,749	Intuit, Inc.	30,398,287
1,396,607	Microsoft Corp.	434,316,845
112,428	NortonLifeLock, Inc.	2,924,252
311,745	Oracle Corp.	25,301,224
9,311	Paycom Software, Inc. (a)	3,121,978
20,399	PTC, Inc. (a)	2,371,588
189,225	Salesforce.com, Inc. (a)	44,019,412
29,467	Synopsys, Inc. (a)	9,149,503
7,924	Tyler Technologies, Inc. (a)	3,754,391

		641,176,512

Telecommunications - 1.3%
227,116	PayPal Holdings, Inc. (a)	39,050,325

	TOTAL COMMON STOCKS (Cost $1,773,354,586)	$2,042,874,409

SHORT TERM INVESTMENTS - 39.4%
Money Market Funds - 39.4%
589,243,330	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)	$589,243,330
243,893,112	Dreyfus Treasury Securities Cash Management Institutional Shares, 0.01% (c)	243,893,112
7,584,043	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	7,584,043
373,437,532	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	373,437,532

	TOTAL SHORT TERM INVESTMENTS (Cost $1,214,158,017)	$1,214,158,017

	TOTAL INVESTMENTS (Cost $2,987,512,603) - 105.6% (d)	$3,257,032,426
	Liabilities in Excess of Other Assets - (5.6)%	(173,343,529)

	TOTAL NET ASSETS - 100.0%	$3,083,688,897

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,686,007,637.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	0.8300 % representing 1 month LIBOR rate + spread	BNP Paribas	4/19/2022	172,886	$239,565,969	$42,932,351
Total return of Technology Select Sector Index	0.4900 % representing 1 month LIBOR rate + spread	J.P. Morgan	4/26/2022	304,070	530,191,656	(33,545,502)
Total return of Technology Select Sector Index	0.8300 % representing 1 month LIBOR rate + spread	BNP Paribas	5/17/2022	80,000	107,729,009	22,992,667
Total return of Technology Select Sector Index	0.8300 % representing 1 month LIBOR rate + spread	BNP Paribas	6/14/2022	150,000	209,176,334	35,829,568
Total return of Technology Select Sector Index	0.6300 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	783,486	1,262,209,981	17,448,819
Total return of Technology Select Sector Index	0.7400 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	853,878	1,481,073,113	(86,925,370)
Total return of Technology Select Sector Index	0.6400 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	465,332	792,495,788	(32,606,860)
Total return of Technology Select Sector Index	0.7300 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	728,621	1,224,404,815	(34,733,449)
Total return of Technology Select Sector Index	0.5400 % representing 1 month LIBOR rate + spread	Goldman Sachs	12/21/2022	640,000	1,079,511,352	(34,283,210)
Total return of Technology Select Sector Index	0.8300 % representing 1 month LIBOR rate + spread	BNP Paribas	12/21/2022	10,000	17,505,400	(1,180,467)
Total return of Technology Select Sector Index	0.8300 % representing 1 month LIBOR rate + spread	BNP Paribas	1/18/2023	225,000	386,620,809	(19,308,598)

					$7,330,484,226	$(123,380,051)

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 120.4%
Money Market Funds - 120.4%
44,776,917	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$44,776,917
19,811,641	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	19,811,641
33,204,725	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	33,204,725

	TOTAL SHORT TERM INVESTMENTS (Cost $97,793,283) (b)	$97,793,283

	TOTAL INVESTMENTS (Cost $97,793,283) - 120.4%	$97,793,283
	Liabilities in Excess of Other Assets - (20.4)%	(16,578,433)

	TOTAL NET ASSETS - 100.0%	$81,214,850

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $60,026,672.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.0800% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	3/15/2022	697	$911,054	$(236,503)
0.0800% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	4/19/2022	6,000	7,977,186	(1,878,234)
0.2700% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Barclays	12/7/2022	36,503	56,988,484	(2,642,536)
0.2900% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/13/2022	44,676	71,519,676	(1,455,558)
0.4400% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/13/2022	11,938	20,587,797	1,088,213
0.4300% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/14/2022	12,117	20,261,684	467,539
0.0400% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	2/10/2023	37,245	57,433,409	(3,408,370)

					$235,679,290	$(8,065,449)

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 44.4%
Air Transportation - 3.8%
9,927	Alaska Air Group, Inc. (a)	$543,404
9,927	American Airlines Group, Inc. (a)	163,498
9,927	Delta Air Lines, Inc. (a)	394,003
9,927	JetBlue Airways Corp. (a)	145,232
9,927	Southwest Airlines Co. (a)	444,332
9,927	United Continental Holdings, Inc. (a)	425,670

		2,116,139

Couriers and Messengers - 8.0%
9,927	FedEx Corp.	2,440,652
9,927	United Parcel Service, Inc. Class B	2,007,339

		4,447,991

Rail Transportation - 9.8%
9,927	CSX Corp.	339,702
9,927	Norfolk Southern Corp.	2,700,044
9,927	Union Pacific Corp.	2,427,648

		5,467,394

Rental and Leasing Services - 4.4%
9,927	Avis Budget Group, Inc. (a)	1,748,939
9,927	Ryder System, Inc.	726,557

		2,475,496

Support Activities for Transportation - 9.0%
9,927	C.H. Robinson Worldwide, Inc.	1,038,860
9,927	Expeditors International of Washington, Inc.	1,136,443
9,927	J.B. Hunt Transport Services, Inc.	1,911,345
9,927	Matson, Inc.	969,471

		5,056,119

Truck Transportation - 8.2%
9,927	Landstar System, Inc.	1,588,320
9,927	Old Dominion Freight Line, Inc.	2,997,259

		4,585,579

Water Transportation - 1.2%
9,927	Kirby Corp. (a)	647,042

	TOTAL COMMON STOCKS (Cost $26,121,737)	$24,795,760

SHORT TERM INVESTMENTS - 70.8%
Money Market Funds - 70.8%
20,629,859	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$20,629,859
587,270	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	587,270
18,370,525	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	18,370,525

	TOTAL SHORT TERM INVESTMENTS (Cost $39,587,654)	$39,587,654

	TOTAL INVESTMENTS (Cost $65,709,391) - 115.2% (c)	$64,383,414
	Liabilities in Excess of Other Assets - (15.2)%	(8,487,792)

	TOTAL NET ASSETS - 100.0%	$55,895,622

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,079,854.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Dow Jones Transportation Average Index	0.5400 % representing 1 month LIBOR rate + spread	J.P. Morgan	6/28/2022	848	$13,845,355	$(873,357)
Total return of Dow Jones Transportation Average Index	0.7400 % representing 1 month LIBOR rate + spread	Credit Suisse International	12/7/2022	2,838	46,337,815	(2,940,992)
Total return of Dow Jones Transportation Average Index	0.5900 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	462	7,530,118	(465,606)
Total return of Dow Jones Transportation Average Index	0.5400 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	1,801	28,155,351	(596,506)
Total return of Dow Jones Transportation Average Index	0.6800 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	3,401	55,528,365	(3,514,141)

					$151,397,004	$(8,390,602)

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
COMMON STOCKS - 58.6%
Utilities - 58.6%
8,608	AES Corp.	$190,925
3,232	Alliant Energy Corp.	193,467
3,326	Ameren Corp.	295,149
6,502	American Electric Power Co., Inc.	587,781
2,344	American Water Works Co., Inc.	376,915
1,710	Atmos Energy Corp.	183,346
8,120	CenterPoint Energy, Inc.	230,283
3,740	CMS Energy Corp.	240,781
4,568	Consolidated Edison, Inc.	394,904
10,457	Dominion Energy, Inc.	843,462
2,501	DTE Energy Co.	301,195
9,932	Duke Energy Corp.	1,043,456
4,905	Edison International	307,985
2,595	Entergy Corp.	290,043
2,961	Evergy, Inc.	192,347
4,439	Eversource Energy	397,246
12,631	Exelon Corp.	731,966
7,029	FirstEnergy Corp.	294,937
25,334	NextEra Energy, Inc.	1,979,092
5,070	NiSource, Inc.	147,943
3,161	NRG Energy, Inc.	126,219
1,457	Pinnacle West Capital Corp.	101,422
9,694	PPL Corp.	287,718
6,529	Public Service Enterprise Group, Inc.	434,374
4,122	Sempra Energy	569,496
13,683	Southern Co.	950,832
4,073	WEC Energy Group, Inc.	395,244
6,956	Xcel Energy, Inc.	484,555

	TOTAL COMMON STOCKS (Cost $12,605,254)	$12,573,083

SHORT TERM INVESTMENTS - 42.6%
Money Market Funds - 42.6%
3,417,656	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,417,656
1,106,409	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	1,106,409
4,618,778	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	4,618,778

	TOTAL SHORT TERM INVESTMENTS (Cost $9,142,843)	$9,142,843

	TOTAL INVESTMENTS (Cost $21,748,097) - 101.2% (c)	$21,715,926
	Liabilities in Excess of Other Assets - (1.2)%	(261,949)

	TOTAL NET ASSETS - 100.0%	$21,453,977

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,974,288.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	0.5900 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	30,200	$21,723,365	$(549,405)
Total return of Utilities Select Sector Index	0.4900 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	43,663	30,388,160	256,394

					$52,111,525	$(293,011)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 67.9%
133,526	iShares 7-10 Year Treasury Bond ETF (a)(b)	$15,031,022

	TOTAL INVESTMENT COMPANIES (Cost $15,042,162)	$15,031,022

SHORT TERM INVESTMENTS - 65.2%
Money Market Funds - 65.2%
10,619,131	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$10,619,131
440,057	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	440,057
3,368,167	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	3,368,167

	TOTAL SHORT TERM INVESTMENTS (Cost $14,427,355)	$14,427,355

	TOTAL INVESTMENTS (Cost $29,469,517) - 133.1% (e)	$29,458,377
	Liabilities in Excess of Other Assets - (33.1)%	(7,334,917)

	TOTAL NET ASSETS - 100.0%	$22,123,460

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,079,930.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	(0.5500)% representing 1 month LIBOR rate + spread	BNP Paribas	3/15/2022	107,839	$12,619,320	$(314,135)
Total return of iShares 7-10 Year Treasury Bond ETF	(0.5500)% representing 1 month LIBOR rate + spread	BNP Paribas	4/19/2022	409	46,438	111
Total return of iShares 7-10 Year Treasury Bond ETF	(0.5500)% representing 1 month LIBOR rate + spread	BNP Paribas	4/19/2022	3,821	435,632	(756)
Total return of iShares 7-10 Year Treasury Bond ETF	0.3400 % representing 1 month LIBOR rate + spread	Barclays	12/7/2022	21,264	2,444,817	(50,338)
Total return of iShares 7-10 Year Treasury Bond ETF	0.1900 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	121,302	13,981,269	(317,551)
Total return of iShares 7-10 Year Treasury Bond ETF	0.2400 % representing 1 month LIBOR rate + spread	J.P. Morgan	2/10/2023	201,431	22,704,174	(32,569)

					$52,231,650	$(715,238)

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.0%
Money Market Funds - 100.0%
14,877,174	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$14,877,174
1,100,046	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	1,100,046
17,367,843	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	17,367,843

	TOTAL SHORT TERM INVESTMENTS (Cost $33,345,063) (b)	$33,345,063

	TOTAL INVESTMENTS (Cost $33,345,063) - 100.0%	$33,345,063
	Other Assets in Excess of Liabilities - (0.0)% (†)	(6,739)

	TOTAL NET ASSETS - 100.0%	$33,338,324

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,741,736.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.8500)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	3/15/2022	96,503	$11,292,781	$252,384
(0.8500)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	4/19/2022	19,848	2,259,223	(6,606)
(0.8500)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	5/17/2022	3,880	443,312	685
(0.9100)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	5/19/2022	470,315	54,103,353	1,072,104
0.0300 % representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/7/2022	39,853	4,562,291	80,337
0.1400 % representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/13/2022	232,988	26,854,197	607,952
(0.8500)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/20/2022	12,297	1,403,668	14,492
(0.8500)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	1/18/2023	12,785	1,440,709	795

					$102,359,534	$2,022,143

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 59.7%
1,656,034	iShares 20+ Year Treasury Bond ETF (a)(b)	$235,802,681

	TOTAL INVESTMENT COMPANIES (Cost $240,762,728)	$235,802,681

SHORT TERM INVESTMENTS - 67.0%
Money Market Funds - 67.0%
156,954,357	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$156,954,357
107,721,409	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	107,721,409

	TOTAL SHORT TERM INVESTMENTS (Cost $264,675,766)	$264,675,766

	TOTAL INVESTMENTS (Cost $505,438,494) - 126.7% (e)	$500,478,447
	Liabilities in Excess of Other Assets - (26.7)%	(105,621,492)

	TOTAL NET ASSETS - 100.0%	$394,856,955

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $288,326,995.

Long Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	0.3500 % representing 1 month LIBOR rate + spread	BNP Paribas	12/7/2022	1,186,090	$167,321,716	$1,545,839
Total return of iShares 20+ Year Treasury Bond ETF	(0.3600)% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2022	370,508	54,849,766	(2,069,731)
Total return of iShares 20+ Year Treasury Bond ETF	0.1400 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2022	2,219,444	324,351,065	(8,177,768)
Total return of iShares 20+ Year Treasury Bond ETF	0.3400 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,334,788	199,134,699	(8,986,443)
Total return of iShares 20+ Year Treasury Bond ETF	0.5600 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2022	1,055,111	156,470,380	(6,160,534)
Total return of iShares 20+ Year Treasury Bond ETF	0.3400 % representing 1 month LIBOR rate + spread	J.P. Morgan	2/10/2023	497,293	70,744,902	49,552

					$972,872,528	$(23,799,085)

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.4%
Money Market Funds - 99.4%
203,677,684	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$203,677,684
152,199,863	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	152,199,863

	TOTAL SHORT TERM INVESTMENTS (Cost $355,877,547) (b)	$355,877,547

	TOTAL INVESTMENTS (Cost $355,877,547) - 99.4	$355,877,547
	Other Assets in Excess of Liabilities - 0.6%	2,269,543

	TOTAL NET ASSETS - 100.0%	$358,147,090

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $213,158,172.

Short Total Return Swap Contracts (Unaudited)

January 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1300 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	6/14/2022	199,605	27,726,923	(1,503,338)
(0.1600)% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	6/28/2022	932,377	139,129,296	5,363,457
0.1300 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	7/19/2022	528,350	75,684,559	(258,979)
0.1300 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	8/16/2022	204,133	29,922,330	682,683
(0.6400)% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/7/2022	771,702	117,476,195	7,343,358
(0.0600)% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/13/2022	2,383,570	335,293,395	(4,105,621)
(0.4600)% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/13/2022	1,071,612	159,905,943	7,033,253
0.3600 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/14/2022	1,329,282	194,595,976	5,277,756
0.1300 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	1/18/2023	125,248	17,995,535	163,357

					$1,097,730,152	$19,995,926

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2022:

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$269,688,121	—	$8,838,359	$—	$(1,092,533)	$—
Direxion Fallen Knives ETF	—	3,945,533	335,470	—	—	—	—	—
Direxion Hydrogen ETF	—	29,952,279	3,746,552	—	—	—	—	—
Direxion Low Priced Stock ETF	—	3,755,040	298,811	—	—	—	—	—
Direxion Moonshot Innovators ETF	—	75,487,724	20,059,105	—	—	—	—	—
Direxion mRNA ETF	—	3,198,275	6,489	—	—	—	—	—
Direxion Nanotechnology ETF	—	1,952,267	2,782	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	407,376,959	7,168,897	—	—	—	—	—
Direxion Work From Home ETF	—	89,140,587	1,380,879	—	—	—	—	—
Direxion World Without Waste ETF	—	5,004,491	73,241	—	—	—	—	—
Direxion Russell 1000® Growth Over Value ETF	16,882,572	—	9,539,711	—	—	—	—	(667,623)
Direxion Russell 1000® Value Over Growth ETF	32,458,165	—	2,125,471	—	—	1,070,829	—	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	136,706,222	—	—	2,604,744	—	(1,217,009)
Direxion Daily S&P 500® Bear 1X Shares	—	—	206,342,450	—	—	1,431,757	—	(345,431)
Direxion Daily CSI 300 China A Share Bull 2X Shares	40,041,511	—	75,094,636	—	—	—	—	(12,005,068)
Direxion Daily CSI China Internet Index Bull 2X Shares	189,487,486	—	185,909,100	—	—	2,930,222	—	(30,464,289)
Direxion Daily S&P 500® Bull 2X Shares	51,643,635	—	5,273,795	—	—	—	—	(1,389,752)
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	3,719,796	—	1,218,736	—	—	—	—	(55,094)
Direxion Daily MSCI Brazil Bull 2X Shares	95,568,320	—	122,014,859	—	—	34,109,590	—	(1,227)
Direxion Daily MSCI India Bull 2X Shares	30,621,481	—	44,090,391	—	—	4,350,417	—	(46,007)
Direxion Daily Russia Bull 2X Shares	29,993,398	—	34,103,097	—	—	—	—	(4,883,889)
Direxion Daily 5G Communications Bull 2X Shares	—	4,004,107	1,628,834	—	—	14,547	—	(397,153)
Direxion Daily Cloud Computing Bull 2X Shares	—	10,655,640	4,979,666	—	—	—	—	(1,616,301)
Direxion Daily Cloud Computing Bear 2X Shares	—	—	19,274,508	—	—	1,623,758	—	(1,302,755)
Direxion Daily Energy Bull 2X Shares	—	490,308,374	149,707,289	—	—	125,964,114	—	—
Direxion Daily Energy Bear 2X Shares	—	—	34,704,928	—	—	—	—	(6,511,143)
Direxion Daily FinTech Bull 2X Shares	—	5,274,993	—	—	—	313,700	—	—
Direxion Daily Global Clean Energy Bull 2X Shares	4,659,956	—	2,003,604	—	—	—	—	(967,192)
Direxion Daily Gold Miners Index Bull 2X Shares	337,204,948	—	344,250,374	—	—	3,182,059	—	(23,034,828)
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	65,908,621	—	—	2,659,158	—	(305,347)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	160,998,265	—	304,976,059	—	—	—	—	(82,086,651)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	64,620,362	—	—	12,513,723	—	(104,927)
Direxion Daily Metal Miners Bull 2X Shares	—	5,018,250	1,957,525	—	—	—	—	(724,179)
Direxion Daily Oil Services Bull 2X Shares	—	4,304,591	—	—	—	99,907	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	13,119,470	—	21,894,274	—	—	—	—	(7,729,283)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	474,520,694	365,003,731	—	—	76,609,577	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	83,387,937	—	—	1,803,187	—	(5,819,045)
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	6,422,471	1,653,326	—	—	182,337	—	—
Direxion Daily Software Bull 2X Shares	—	3,292,322	968,460	—	—	—	—	(392,665)
Direxion Daily Travel & Vacation Bull 2X Shares	—	22,567,858	5,427,528	—	—	126,263	—	(989,195)
Direxion Daily US Infrastructure Bull 2X Shares	—	4,239,031	2,438,802	—	—	—	—	(203,634)
Direxion Daily Mid Cap Bull 3X Shares	49,778,635	—	32,120,055	—	—	—	—	(7,855,280)

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Daily S&P 500® Bull 3X Shares	$2,302,393,400	$—	$1,238,677,577	—	$—	$21,957,561	$—	$(191,022,181)
Direxion Daily S&P 500® Bear 3X Shares	—	—	385,937,602	—	—	25,988,373	—	(5,202,544)
Direxion Daily Small Cap Bull 3X Shares	1,110,417,970	—	994,152,767	—	—	—	—	(281,312,446)
Direxion Daily Small Cap Bear 3X Shares	—	—	362,260,316	—	—	51,605,307	—	—
Direxion Daily FTSE China Bull 3X Shares	350,116,846	—	224,450,183	—	—	13,631,098	—	(66,430,635)
Direxion Daily FTSE China Bear 3X Shares	—	—	56,192,321	—	—	—	—	(4,651,073)
Direxion Daily FTSE Europe Bull 3X Shares	18,081,116	—	22,514,244	—	—	484,645	—	(851,963)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	7,091,373	—	149,115,592	—	—	—	—	(4,594,991)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	30,603,444	—	—	255,382	—	(463,157)
Direxion Daily MSCI Mexico Bull 3X Shares	2,742,687	—	11,769,522	—	—	329,584	—	(810,410)
Direxion Daily MSCI South Korea Bull 3X Shares	17,038,000	—	23,552,157	—	—	—	—	(6,859,099)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	185,545,682	59,721,508	—	—	7,682,671	—	(643,520)
Direxion Daily Consumer Discretionary Bull 3X Shares	—	28,759,966	22,125,337	—	—	—	—	(6,418,017)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	128,897,116	75,461,399	—	—	—	—	(29,899,100)
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	12,019,173	—	—	—	—	(1,996,247)
Direxion Daily Financial Bull 3X Shares	—	2,269,690,038	1,043,281,153	—	—	23,177,726	—	(48,535,391)
Direxion Daily Financial Bear 3X Shares	—	—	111,922,206	—	—	3,668,518	—	—
Direxion Daily Healthcare Bull 3X Shares	—	149,487,064	88,572,268	—	—	—	—	(6,233,920)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	200,969,562	136,720,637	—	—	1,934,627	—	(56,644,885)
Direxion Daily Industrials Bull 3X Shares	—	24,120,913	16,292,921	—	—	—	—	(2,253,685)
Direxion Daily MSCI Real Estate Bull 3X Shares	—	76,722,740	50,129,404	—	—	—	—	(7,022,005)
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	22,652,150	—	—	1,684,139	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	16,513,851	10,922,253	—	—	—	—	(733,199)
Direxion Daily Regional Banks Bull 3X Shares	—	296,581,143	78,309,074	—	—	21,199,782	—	—
Direxion Daily Retail Bull 3X Shares	—	80,015,519	63,884,780	—	—	25,898	—	(24,611,875)
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	61,026,433	44,975,103	—	—	160,127	—	(7,912,854)
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	37,569,199	—	—	321,710	—	(597,898)
Direxion Daily S&P Biotech Bull 3X Shares	—	646,998,284	500,612,585	—	—	—	—	(224,203,808)
Direxion Daily S&P Biotech Bear 3X Shares	—	—	55,110,276	—	—	9,838,444	—	(4,441,318)
Direxion Daily Semiconductor Bull 3X Shares	—	4,172,769,448	1,735,966,849	—	—	60,644,945	—	(616,207,377)
Direxion Daily Semiconductor Bear 3X Shares	—	—	132,405,465	—	—	11,905,503	—	(8,752,530)
Direxion Daily Technology Bull 3X Shares	—	2,042,874,409	1,214,158,017	—	—	119,203,405	—	(242,583,456)
Direxion Daily Technology Bear 3X Shares	—	—	97,793,283	—	—	1,555,752	—	(9,621,201)
Direxion Daily Transportation Bull 3X Shares	—	24,795,760	39,587,654	—	—	—	—	(8,390,602)
Direxion Daily Utilities Bull 3X Shares	—	12,573,083	9,142,843	—	—	256,394	—	(549,405)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	15,031,022	—	14,427,355	—	—	111	—	(715,349)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	33,345,063	—	—	2,028,749	—	(6,606)
Direxion Daily 20+ Year Treasury Bull 3X Shares	235,802,681	—	264,675,766	—	—	1,595,391	—	(25,394,476)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	355,877,547	—	—	25,863,864	—	(5,867,938)